Schedule of Investments (unaudited) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 10.1%
Accredited Mortgage Loan Trust, Series 2004-4, Class M2, (LIBOR USD 1 Month + 1.58%), 3.40%, 01/25/35(a)	USD	1,453	$1,433,940
AIG, Inc., 0.00%, 10/25/32		7,000	7,000,000
AIMCO CLO, Series 2018-AA, Class A, (LIBOR USD 3 Month + 1.02%), 3.02%, 04/17/31(a)(b)		2,700	2,662,358
Ajax Mortgage Loan Trust(b):
Series 2018-E, Class A, 4.38%, 06/25/58(c)		6,378	6,462,183
Series 2018-E, Class B, 5.25%, 06/25/58(c)		630	655,356
Series 2018-E, Class C, 0.00%, 06/25/58(c)(d)		1,594	479,102
Series 2018-F, Class A, 4.38%, 11/25/58(c)(d)		7,006	7,062,991
Series 2018-F, Class B, 5.25%, 11/25/58(c)(d)		719	713,004
Series 2018-F, Class C, 0.00%, 11/25/58(d)		1,734	845,266
Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)		7,088	7,124,524
Series 2018-G, Class B, 5.25%, 06/25/57(c)(d)		816	804,246
Series 2018-G, Class C, 5.25%, 06/25/57(d)		2,087	1,969,698
Series 2019-B, Class A, 3.75%, 01/25/59(c)		4,024	4,042,502
Series 2019-B, Class B, 5.25%, 01/25/59(c)(d)		420	413,406
Series 2019-B, Class C, 0.00%, 01/25/59(d)		1,077	882,048
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.12%, 10/21/28(a)(b)		1,300	1,274,816
Allegro CLO VI Ltd.(a)(b):
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.13%), 3.13%, 01/17/31		5,350	5,302,471
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.50%), 3.50%, 01/17/31		1,000	976,231
Allegro CLO VII Ltd., Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 3.10%, 06/13/31(a)(b)		1,700	1,677,240
ALM V Ltd., Series 2012-5A, Class A2R3, (LIBOR USD 3 Month + 1.25%), 3.25%, 10/18/27(a)(b)		7,000	6,917,982
ALM VI Ltd.(a)(b):
Series 2012-6A, Class BR3, (LIBOR USD 3 Month + 1.75%), 3.75%, 07/15/26		1,500	1,469,159
Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 4.70%, 07/15/26		1,650	1,628,323
ALM VII R Ltd.(a)(b):
Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 3.41%, 10/15/28		4,175	4,161,996
Series 2013-7RA, Class A2R, (LIBOR USD 3 Month + 2.00%), 4.00%, 10/15/28		1,000	995,526
Series 2013-7RA, Class BR, (LIBOR USD 3 Month + 2.70%), 4.70%, 10/15/28		1,000	986,454
ALM VII R-2 Ltd.(a)(b):
Series 2013-7R2A, Class A2R2, (LIBOR USD 3 Month + 1.65%), 3.64%, 10/15/27		2,000	1,983,027
Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 4.19%, 10/15/27		600	588,718
ALM VIII Ltd.(a)(b):
Series 2013-8A, Class A1R, (LIBOR USD 3 Month + 1.49%), 3.49%, 10/15/28		13,250	13,225,441
Series 2013-8A, Class CR, (LIBOR USD 3 Month + 3.95%), 5.95%, 10/15/28		2,250	2,233,836
ALM XVI Ltd., Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 4.70%, 07/15/27(a)(b)		3,000	2,902,456
American Express Credit Account Master Trust: Series 2017-5, Class A, (LIBOR USD 1 Month + 0.38%), 2.29%, 02/18/25(a)		2,000	2,001,830
Series 2017-6, Class A, 2.04%, 05/15/23		2,000	2,004,177
Series 2018-4, Class A, 2.99%, 12/15/23		3,010	3,065,250
Series 2018-6, Class A, 3.06%, 02/15/24		1,535	1,566,139
Series 2019-2, Class A, 2.67%, 11/15/24		1,960	2,000,638

Security	Par (000)		Value

Asset-Backed Securities (continued)
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class A3, 3.07%, 12/19/22	USD	1,000	$1,007,742
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (LIBOR USD 3 Month + 1.25%), 3.52%, 11/02/30(a)(b)		1,750	1,741,760
AMMC CLO 22 Ltd., Series 2018-22A, Class D, (LIBOR USD 3 Month + 2.70%), 4.64%, 04/25/31(a)(b)		320	296,866
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.38%, 11/10/30(a)(b)		2,000	1,987,143
Anchorage Capital CLO 1-R Ltd., Series 2018- 1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 2.99%, 04/13/31(a)(b)		2,400	2,362,503
Anchorage Capital CLO 3-R Ltd.(a)(b):
Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 3.44%, 01/28/31		3,400	3,328,164
Series 2014-3RA, Class C, (LIBOR USD 3 Month + 1.85%), 3.79%, 01/28/31		1,250	1,189,480
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 3.79%, 01/28/31		600	571,218
Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 4.54%, 01/28/31		2,250	2,037,678
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 3.85%, 01/15/30(a)(b)		1,850	1,806,953
Anchorage Capital CLO 6 Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.27%, 07/15/30		4,189	4,168,340
Series 2015-6A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.40%, 07/15/30		1,000	981,197
Anchorage Capital CLO 7 Ltd.(a)(b):
Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 2.96%, 10/15/27		10,000	9,976,097
Series 2015-7A, Class DR, (LIBOR USD 3 Month + 2.70%), 4.70%, 10/15/27		2,155	2,095,936
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class AR, (LIBOR USD 3 Month + 1.00%), 2.94%, 07/28/28		4,400	4,384,926
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.54%, 07/28/28		1,400	1,390,410
Series 2016-8A, Class DR, (LIBOR USD 3 Month + 3.00%), 4.94%, 07/28/28		4,000	3,978,154
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.24%, 10/13/30		9,000	8,945,649
Series 2018-10A, Class A1A, (LIBOR USD 3 Month + 1.20%), 3.20%, 10/15/31		7,650	7,585,789
Series 2018-10A, Class B, (LIBOR USD 3 Month + 1.75%), 3.75%, 10/15/31		3,000	2,964,736
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(a)	EUR	499	544,552
Antares CLO Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.53%), 3.50%, 01/20/30(a)(b)	USD	5,000	4,953,991
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.08%, 04/15/31(a)(b)		2,400	2,384,864
Apidos CLO XV(a)(b):
Series 2013-15A, Class CRR, (LIBOR USD 3 Month + 1.85%), 3.82%, 04/20/31		7,000	6,754,993
Series 2013-15A, Class DRR, (LIBOR USD 3 Month + 2.70%), 4.67%, 04/20/31		2,000	1,815,896

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Apidos CLO XX, Series 2015-20A, Class BRR, (LIBOR USD 3 Month + 1.95%), 3.95%, 07/16/31(a)(b)	USD	1,750	$1,681,367
Apidos CLO XXIX, Series 2018-29A, Class A2, (LIBOR USD 3 Month + 1.55%), 3.49%, 07/25/30(a)(b)		1,000	980,179
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.14%, 10/20/31(a)(b)		4,500	4,463,683
Apidos CLO XXVII, Series 2017-27A, Class A2, (LIBOR USD 3 Month + 1.70%), 3.70%, 07/17/30(a)(b)		2,000	1,980,271
Apidos CLO XXX, Series XXXA, Class A1A, (LIBOR USD 3 Month + 1.14%), 3.14%, 10/18/31(a)(b)		2,000	1,981,724
Aqueduct European CLO DAC, Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(a)	EUR	219	225,702
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.30%), 3.21%, 04/15/27(a)(b)	USD	1,080	1,084,136
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)	EUR	468	509,119
Ares CLO, Series 2018-50A, Class B, (LIBOR USD 3 Month + 1.70%), 3.70%, 01/15/32(a)(b)	USD	4,000	3,953,898
Ares LIII CLO Ltd., Series 2019-53A, Class D, (LIBOR USD 3 Month + 3.75%), 5.69%, 04/24/31(a)(b)		3,000	2,892,476
Ares XL CLO Ltd., Series 2016-40A, Class CR, (LIBOR USD 3 Month + 3.40%), 5.40%, 01/15/29(a)(b)		1,000	982,632
Ares XLI CLO Ltd., Series 2016-41A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.20%, 01/15/29(a)(b)		7,250	7,250,398
Ares XLII CLO Ltd., Series 2017-42A, Class D, (LIBOR USD 3 Month + 3.45%), 5.40%, 01/22/28(a)(b)		1,000	981,030
Ares XLV CLO Ltd., Series 2017-45A, Class D, (LIBOR USD 3 Month + 3.05%), 5.05%, 10/15/30(a)(b)		1,850	1,728,481
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(a)(b)		2,250	1,812,827
Ares XLVII CLO Ltd.(a)(b):
Series 2018-47A, Class B, (LIBOR USD 3 Month + 1.45%), 3.45%, 04/15/30		1,400	1,367,334
Series 2018-47A, Class C, (LIBOR USD 3 Month + 1.75%), 3.75%, 04/15/30		800	760,330
Series 2018-47A, Class D, (LIBOR USD 3 Month + 2.70%), 4.70%, 04/15/30		3,500	3,238,336
Series 2018-47A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 04/15/30		4,500	3,296,178
Ares XLVIII CLO, Series 2018-48A, Class C, (LIBOR USD 3 Month + 1.80%), 3.77%, 07/20/30(a)(b)		1,000	951,315
Ares XXVII CLO Ltd.(a)(b):
Series 2013-2A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.34%, 07/28/29		1,000	992,425
Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 5.69%, 07/28/29		1,500	1,471,164
Ares XXXIIR CLO Ltd.(a)(b):
Series 2014-32RA, Class B, (LIBOR USD 3 Month + 1.80%), 3.96%, 05/15/30		700	662,010

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2014-32RA, Class C, (LIBOR USD 3 Month + 2.90%), 5.06%, 05/15/30	USD	500	$460,287
Ares XXXIR CLO Ltd., Series 2014-31RA, Class A2, (LIBOR USD 3 Month + 1.30%), 3.43%, 05/24/30(a)(b)		1,000	976,875
Ares XXXVII CLO Ltd.(a)(b):
Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.17%, 10/15/30		3,000	2,993,102
Series 2015-4A, Class A3R, (LIBOR USD 3 Month + 1.50%), 3.50%, 10/15/30		1,500	1,471,323
Series 2015-4A, Class BR, (LIBOR USD 3 Month + 1.80%), 3.80%, 10/15/30		1,017	973,490
Ares XXXVR CLO Ltd.(a)(b):
Series 2015-35RA, Class A2, (LIBOR USD 3 Month + 1.40%), 3.40%, 07/15/30		1,500	1,474,521
Series 2015-35RA, Class C, (LIBOR USD 3 Month + 1.90%), 3.90%, 07/15/30		1,000	956,010
Series 2015-35RA, Class D, (LIBOR USD 3 Month + 3.00%), 5.00%, 07/15/30		1,000	948,023
ASSURANT CLO I Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 3.22%, 10/20/29		2,000	1,990,001
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 3.67%, 10/20/29		3,000	2,978,753
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.10%), 4.07%, 10/20/29		1,250	1,208,561
ASSURANT CLO III Ltd., Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.23%), 3.20%, 10/20/31(a)(b)		2,000	1,985,782
ASSURANT CLO IV Ltd., Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 5.82%, 04/20/30(a)(b)		1,000	987,328
Atlas Senior Loan Fund VII Ltd.(a)(b):
Series 2016-7A, Class A1R, (LIBOR USD 3 Month + 1.28%), 3.41%, 11/27/31		5,750	5,716,039
Series 2016-7A, Class A2R, (LIBOR USD 3 Month + 1.55%), 3.68%, 11/27/31		5,500	5,455,297
Series 2016-7A, Class B1R, (LIBOR USD 3 Month + 1.80%), 3.93%, 11/27/31		1,700	1,677,928
Atlas Senior Loan Fund X Ltd.(a)(b):
Series 2018-10A, Class B, (LIBOR USD 3 Month + 1.50%), 3.50%, 01/15/31		1,300	1,266,984
Series 2018-10A, Class D, (LIBOR USD 3 Month + 2.75%), 4.75%, 01/15/31		2,000	1,799,488
Atlas Senior Loan Fund XI Ltd., Series 2018- 11A, Class A1L, (LIBOR USD 3 Month + 1.10%), 3.04%, 07/26/31(a)(b)		2,000	1,975,138
Atlas Senior Loan Fund XII Ltd., Series 2018- 12A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.12%, 10/24/31(a)(b)		1,700	1,680,866
Atrium IX, Series 9A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.38%, 05/28/30(a)(b)		8,500	8,469,172
Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(b)(c)		11,500	604,003
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 3.95%, 08/23/30(a)(b)		1,000	957,489
Atrium XV(a)(b):
Series 15A, Class B, (LIBOR USD 3 Month + 1.75%), 3.68%, 01/23/31		1,000	991,561
Series 15A, Class C, (LIBOR USD 3 Month + 2.20%), 4.13%, 01/23/31		500	488,632
Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 4.93%, 01/23/31		500	463,226

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Aurium CLO II DAC, Series 2X, Class ER, (EURIBOR 3 Month + 5.10%), 5.10%, 10/13/29(a)	EUR	400	$443,217
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)		670	665,032
Avoca CLO XX DAC, Series 20X, Class E, (EURIBOR 3 Month + 5.75%), 5.75%, 07/15/32(a)		358	381,006
BA Credit Card Trust:
Series 2018-A2, Class A2, 3.00%, 09/15/23	USD	1,890	1,921,816
Series 2018-A3, Class A3, 3.10%, 12/15/23		1,390	1,420,538
Bain Capital Credit CLO, Series 2019-1A, Class A1A, (LIBOR USD 3 Month + 1.38%), 3.38%, 04/18/32(a)(b)		4,500	4,490,243
Barings Euro CLO BV, Series 2018-3X, Class E, (EURIBOR 3 Month + 5.79%), 5.79%, 07/27/31(a)	EUR	270	291,322
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2005-HE1, Class M2, (LIBOR USD 1 Month + 1.25%), 3.07%, 01/25/35	USD	1,336	1,343,950
Series 2006-HE7, Class 1A2, (LIBOR USD 1 Month + 0.17%), 1.99%, 09/25/36		1,320	1,578,336
Series 2007-HE1, Class 21A2, (LIBOR USD 1 Month + 0.16%), 1.98%, 01/25/37		1,453	1,437,491
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 1.96%, 03/25/37		4,674	4,645,071
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 1.96%, 03/25/37		6,036	6,402,652
Series 2007-HE3, Class 2A, (LIBOR USD 1 Month + 0.14%), 1.96%, 04/25/37		6,774	7,381,548
Series 2007-HE5, Class 2A, (LIBOR USD 1 Month + 0.22%), 2.04%, 06/25/47(d)		20,722	19,620,540
Bear Stearns Asset-Backed Securities Trust(a):
Series 2004-HE3, Class M2, (LIBOR USD 1 Month + 1.73%), 3.55%, 04/25/34		4,065	4,176,407
Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 3.02%, 01/25/36		1,181	1,179,245
Series 2006-1, Class M1, (LIBOR USD 1 Month + 0.50%), 2.32%, 02/25/36		524	524,534
Benefit Street Partners CLO IV Ltd.(a)(b):
Series 2014-IVA, Class A1RR, (LIBOR USD 3 Month + 1.25%), 3.22%, 01/20/29		2,500	2,496,564
Series 2014-IVA, Class BRR, (LIBOR USD 3 Month + 2.65%), 4.62%, 01/20/29		2,000	1,979,129
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 3.24%, 10/18/29(a)(b)		10,000	9,961,002
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (LIBOR USD 3 Month + 1.10%), 3.07%, 01/20/31(a)(b)		1,500	1,489,474
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.05%, 10/15/30(a)(b)		1,500	1,394,401
Benefit Street Partners CLO XV Ltd.(a)(b):
Series 2018-15A, Class A1, (LIBOR USD 3 Month + 1.15%), 3.15%, 07/18/31		2,200	2,185,932
Series 2018-15A, Class A2A, (LIBOR USD 3 Month + 1.70%), 3.70%, 07/18/31		1,000	986,108
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(a)	EUR	550	554,669
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.13%, 10/22/30(a)(b)	USD	1,000	997,967

Security	Par (000)		Value

Asset-Backed Securities (continued)
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 05/15/23(b)	USD	1,230	$1,255,092
BMW Vehicle Owner Trust, Series 2019-A, Class A4, 1.95%, 01/26/26		1,930	1,931,381
Bowman Park CLO Ltd.(a)(b):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.18%), 3.33%, 11/23/25		2,385	2,388,809
Series 2014-1A, Class D2R, (LIBOR USD 3 Month + 3.35%), 5.50%, 11/23/25		500	500,696
Cadogan Square CLO VIII DAC, Series 8X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 01/15/30(a)	EUR	461	514,924
Cairn CLO IV BV, Series 2014-4X, Class ERR, (EURIBOR 3 Month + 5.88%), 5.88%, 04/30/31(a)		200	222,026
Cairn CLO VII BV, Series 2016-7X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 01/31/30(a)		400	446,296
California Street CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.03%, 10/15/25(a)(b)	USD	582	581,732
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2, 1.72%, 08/15/24		2,150	2,144,804
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.35%), 5.53%, 08/14/30		1,500	1,409,395
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.65%), 4.65%, 01/15/31		1,000	852,923
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.21%, 05/15/31		1,500	1,490,006
Series 2014-5A, Class A1RR, (LIBOR USD 3 Month + 1.14%), 3.14%, 07/15/31		10,500	10,450,388
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.54%, 07/28/28		3,900	3,886,725
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.85%), 3.82%, 04/20/27		600	585,828
Carlyle US CLO Ltd.(a)(b):
Series 2016-4A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.07%, 10/20/27		500	491,238
Series 2017-2A, Class C, (LIBOR USD 3 Month + 3.70%), 5.67%, 07/20/31		1,000	950,770
CarMax Auto Owner Trust:
Series 2018-1, Class A3, 2.48%, 11/15/22		2,820	2,833,754
Series 2018-4, Class A3, 3.36%, 09/15/23		2,000	2,045,781
Series 2019-3, Class A4, 2.30%, 04/15/25		1,590	1,606,085
Carrington Mortgage Loan Trust, Series 2006- FRE1, Class A4, (LIBOR USD 1 Month + 0.25%), 2.07%, 04/25/36(a)		2,876	2,466,951
CarVal CLO II Ltd., Series 2019-1A, Class AN, (LIBOR USD 3 Month + 1.48%), 3.45%, 04/20/32(a)(b)		3,500	3,484,889
Catskill Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.70%), 5.67%, 04/20/29(a)(b)		1,000	970,641
CBAM Ltd.(a)(b):
Series 2017-2A, Class C1, (LIBOR USD 3 Month + 2.40%), 4.40%, 10/17/29		1,000	981,123
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.23%), 3.23%, 10/17/29		10,000	9,979,053
Series 2018-5A, Class A, (LIBOR USD 3 Month + 1.02%), 3.02%, 04/17/31		4,500	4,443,654
Series 2018-5A, Class B1, (LIBOR USD 3 Month + 1.40%), 3.40%, 04/17/31		2,500	2,438,205
Series 2018-6A, Class A, (LIBOR USD 3 Month + 0.94%), 2.94%, 07/15/31		2,500	2,490,160

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2018-6A, Class B1, (LIBOR USD 3 Month + 1.50%), 3.50%, 07/15/31	USD	2,000	$1,960,336
C-BASS Mortgage Loan Trust, Series 2007- CB3, Class A1, 3.77%, 03/25/37(e)		6,901	3,993,619
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.23%), 3.33%, 06/09/30(a)(b)		3,600	3,593,496
Cedar Funding IV CLO Ltd.(a)(b):
Series 2014-4A, Class AR, (LIBOR USD 3 Month + 1.23%), 3.16%, 07/23/30		8,375	8,361,821
Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 5.58%, 07/23/30		2,000	1,952,692
Cedar Funding IX CLO Ltd.(b):
Series 2018-9A, Class A1, (LIBOR USD 3 Month + 0.98%), 2.95%, 04/20/31(a)		8,900	8,765,752
Series 2018-9A, Class SUB, 0.00%, 04/20/31(c)		3,950	2,882,275
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (LIBOR USD 3 Month + 1.10%), 3.10%, 07/17/31(a)(b)		4,750	4,716,840
Cedar Funding VI CLO Ltd.(a)(b):
Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.06%, 10/20/28		3,500	3,486,766
Series 2016-6A, Class DR, (LIBOR USD 3 Month + 3.00%), 4.97%, 10/20/28		2,500	2,364,703
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, (LIBOR USD 3 Month + 1.00%), 2.97%, 01/20/31(a)(b)		7,800	7,709,981
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.25%, 10/17/30		19,880	19,820,084
Series 2017-8A, Class D, (LIBOR USD 3 Month + 3.25%), 5.25%, 10/17/30		1,895	1,854,409
Cedar Funding X CLO Ltd.(a)(b):
Series 2019-10A, Class A, (LIBOR USD 3 Month + 1.34%), 3.47%, 10/20/32		12,500	12,502,859
Series 2019-10A, Class D, (LIBOR USD 3 Month + 3.85%), 5.98%, 10/20/32		2,000	1,913,709
Cent CLO 17 Ltd.(a)(b):
Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 3.30%, 04/30/31		8,000	7,913,031
Series C17A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.87%, 04/30/31		1,750	1,724,899
Series C17A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.12%, 04/30/31		1,000	956,674
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, (LIBOR USD 3 Month + 1.33%), 3.26%, 10/29/25(a)(b)		1,102	1,101,098
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 04/15/31(b)		1,788	1,808,451
CIFC European Funding CLO I DAC, Series 1X, Class E, (EURIBOR 3 Month + 5.86%), 5.86%, 07/15/32(a)	EUR	300	325,479
CIFC Funding Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.25%, 07/16/30	USD	2,035	2,025,782
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 3.21%, 10/18/30		5,000	4,987,794
Series 2013-4A, Class A1RR, (LIBOR USD 3 Month + 1.06%), 3.00%, 04/27/31		7,000	6,932,767
Series 2013-4A, Class A2RR, (LIBOR USD 3 Month + 1.30%), 3.24%, 04/27/31		1,700	1,664,758
Series 2014-2RA, Class A3, (LIBOR USD 3 Month + 1.90%), 3.84%, 04/24/30		500	482,391

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2014-3A, Class CR2, (LIBOR USD 3 Month + 2.35%), 4.30%, 10/22/31	USD	1,000	$972,637
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.13%, 10/17/30		4,400	4,383,027
Series 2014-4RA, Class A2, (LIBOR USD 3 Month + 1.65%), 3.65%, 10/17/30		1,000	990,252
Series 2014-4RA, Class B, (LIBOR USD 3 Month + 2.20%), 4.20%, 10/17/30		400	392,735
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 3.20%), 5.20%, 10/17/30		2,300	2,207,854
Series 2015-3A, Class CR, (LIBOR USD 3 Month + 1.65%), 3.62%, 04/19/29		1,000	958,905
Series 2017-3A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.19%, 07/20/30		5,000	4,989,284
Series 2017-5A, Class B, (LIBOR USD 3 Month + 1.85%), 3.85%, 11/16/30		500	477,696
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.40%), 3.40%, 04/18/31		1,000	974,279
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.65%), 4.65%, 04/18/31		2,250	2,084,520
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 1.15%), 3.15%, 10/17/31		2,700	2,675,739
Series 2018-4A, Class B, (LIBOR USD 3 Month + 2.10%), 4.10%, 10/17/31		1,000	965,873
Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.25%), 3.25%, 04/17/30		9,000	9,002,100
Series 2019-5A, Class A1, (LIBOR USD 3 Month + 1.34%), 3.50%, 10/15/32		12,500	12,460,901
Citibank Credit Card Issuance Trust:
Series 2017-A7, Class A7, (LIBOR USD 1 Month + 0.37%), 2.35%, 08/08/24(a)		2,000	2,000,402
Series 2018-A1, Class A1, 2.49%, 01/20/23		2,000	2,016,528
Series 2018-A6, Class A6, 3.21%, 12/07/24		900	937,178
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class M3, (LIBOR USD 1 Month + 0.31%), 2.13%, 08/25/36(a)		2,756	2,571,620
Clear Creek CLO(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.17%, 10/20/30		7,000	6,943,695
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.57%, 10/20/30		3,000	2,963,900
Conseco Finance Corp.:
Series 1996-5, Class M1, 8.05%, 07/15/27(c)		1,084	1,091,096
Series 1997-7, Class M1, 7.03%, 07/15/28(c)		4,022	4,094,690
Series 1998-8, Class A1, 6.28%, 09/01/30		5,841	6,168,752
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, (LIBOR USD 1 Month + 1.75%), 3.78%, 09/01/33(a)		10,530	10,626,512
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 08/15/27(b)		1,710	1,742,994
Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 2.16%, 07/25/37(a)(b)		1,848	1,261,669
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class F, (EURIBOR 3 Month + 7.65%), 4.90%, 04/23/30(a)	EUR	154	161,969
CVC Cordatus Loan Fund XV DAC, Series 15X, Class E, (EURIBOR 3 Month + 5.78%), 5.78%, 08/26/32(a)		350	373,497
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, (LIBOR USD 1 Month + 0.15%), 2.06%, 10/15/36(a)	USD	1,057	1,005,103
Deer Creek CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.18%), 3.15%, 10/20/30		1,000	1,000,684

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.65%), 3.62%, 10/20/30	USD	1,000	$988,801
Dewolf Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.21%), 3.21%, 10/15/30(a)(b)		3,000	2,997,463
Discover Card Execution Note Trust(a):
Series 2017-A5, Class A5, (LIBOR USD 1 Month + 0.60%), 2.52%, 12/15/26		2,000	2,010,798
Series 2019-A2, Class A, (LIBOR USD 1 Month + 0.27%), 2.19%, 12/15/23		3,000	3,001,454
Drive Auto Receivables Trust, Series 2019-4, Class A3, 2.16%, 05/15/23		1,010	1,010,295
Dryden 32 Euro CLO BV, Series 2014-32X, Class ER, (EURIBOR 3 Month + 5.29%), 5.29%, 08/15/31(a)	EUR	460	485,720
Dryden 36 Senior Loan Fund(a)(b):
Series 2014-36A, Class AR2, (LIBOR USD 3 Month + 1.28%), 3.28%, 04/15/29	USD	2,500	2,496,441
Series 2014-36A, Class DR2, (LIBOR USD 3 Month + 3.70%), 5.70%, 04/15/29		4,000	3,947,985
Dryden 50 Senior Loan Fund(b):
Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.25%, 07/15/30(a)		1,500	1,469,886
Series 2017-50A, Class SUB, 0.00%, 07/15/30(c)		4,000	2,717,884
Dryden 70 CLO Ltd., Series 2018-70A, Class D, (LIBOR USD 3 Month + 3.75%), 5.75%, 01/16/32(a)(b)		1,000	962,135
Dryden 71 CLO Ltd., Series 2018-71A, Class C, (LIBOR USD 3 Month + 2.95%), 4.95%, 01/15/29(a)(b)		1,000	990,235
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class B1LR, (LIBOR USD 3 Month + 3.15%), 5.31%, 08/15/30(a)(b)		1,500	1,417,436
Elm CLO Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.17%), 3.17%, 01/17/29		1,900	1,896,871
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.35%), 4.35%, 01/17/29		2,250	2,224,914
Elmwood CLO I Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.35%), 3.32%, 04/20/30(a)(b)		2,500	2,495,630
Elmwood CLO II Ltd.(a)(b):
Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.45%), 3.42%, 04/20/31		6,500	6,474,225
Series 2019-2A, Class B, (LIBOR USD 3 Month + 2.10%), 4.07%, 04/20/31		8,000	7,994,189
Elmwood CLO III Ltd., Series 2019-3A, Class A1, (LIBOR USD 3 Month + 1.37%), 0.00%, 10/15/32(a)(b)		13,000	13,000,000
Enterprise Fleet Financing LLC(b):
Series 2017-1, Class A2, 2.13%, 07/20/22 .		155	154,600
Series 2017-1, Class A3, 2.60%, 07/20/22 .		650	652,012
Series 2019-2, Class A2, 2.29%, 02/20/25 .		1,360	1,368,758
Fillmore Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.90%), 4.90%, 07/15/30(a)(b)		770	726,047
First Franklin Mortgage Loan Trust(a):
Series 2006-FF9, Class 2A4, (LIBOR USD 1 Month + 0.25%), 2.07%, 06/25/36		1,450	1,303,315
Series 2006-FF13, Class A1, (LIBOR USD 1 Month + 0.12%), 1.94%, 10/25/36		4,151	3,344,950
Series 2006-FF17, Class A5, (LIBOR USD 1 Month + 0.15%), 1.97%, 12/25/36		4,270	3,743,924

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2006-FFH1, Class M1, (LIBOR USD 1 Month + 0.37%), 2.19%, 01/25/36	USD	10,000	$9,926,385
Flatiron CLO 17 Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 3.41%, 05/15/30		3,000	3,000,140
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.30%), 4.46%, 05/15/30		1,000	982,907
Flatiron CLO 19 Ltd.(a)(b):
Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.32%), 0.00%, 11/16/32		3,000	3,000,000
Series 2019-1A, Class C, (LIBOR USD 3 Month + 2.70%), 0.00%, 11/16/32		1,000	1,000,000
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.90%), 0.00%, 11/16/32		3,500	3,500,000
Ford Credit Auto Owner Trust:
Series 2016-C, Class A4, 1.40%, 02/15/22		2,300	2,291,808
Series 2018-A, Class A3, 3.03%, 11/15/22		2,253	2,275,189
Series 2019-B, Class A4, 2.24%, 10/15/24		970	980,621
Ford Credit Floorplan Master Owner Trust,
Series 2018-3, Class A1, 3.52%, 10/15/23		2,000	2,055,439
Ford Credit Floorplan Master Owner Trust A,
Series 2019-4, Class A, 2.44%, 09/15/26		1,590	1,608,864
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1R, (LIBOR USD 3 Month + 1.22%), 3.16%, 07/24/30(a)(b)		8,578	8,541,679
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.20%, 10/15/30(a)(b)		2,500	2,481,798
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (LIBOR USD 3 Month + 1.10%), 3.10%, 07/15/31(a)(b)		13,250	13,101,805
Galaxy XX CLO Ltd.(a)(b):
Series 2015-20A, Class CR, (LIBOR USD 3 Month + 1.75%), 3.72%, 04/20/31		1,000	944,038
Series 2015-20A, Class D1R, (LIBOR USD 3 Month + 2.60%), 4.57%, 04/20/31		1,800	1,638,080
Galaxy XXIV CLO Ltd., Series 2017-24A, Class C, (LIBOR USD 3 Month + 1.70%), 3.70%, 01/15/31(a)(b)		500	468,126
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (LIBOR USD 3 Month + 1.02%), 3.19%, 05/16/31(a)(b)		7,000	6,870,310
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.19%), 3.19%, 10/15/30(a)(b)		2,250	2,239,346
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A4, 2.21%, 11/18/24		1,980	2,001,971
GoldenTree Loan Management US CLO 1 Ltd.(a)(b):
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.20%), 4.17%, 04/20/29		2,000	1,974,712
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.35%), 5.32%, 04/20/29		1,250	1,202,570
GoldenTree Loan Management US CLO 3 Ltd.(a)(b):
Series 2018-3A, Class AJ, (LIBOR USD 3 Month + 1.30%), 3.27%, 04/20/30		2,000	1,954,865
Series 2018-3A, Class C, (LIBOR USD 3 Month + 1.90%), 3.87%, 04/20/30		500	479,831
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class A, (LIBOR USD 3 Month + 1.30%), 3.49%, 10/20/32(a)(b)		7,000	6,992,173

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
GoldenTree Loan Opportunities IX Ltd.(a)(b):
Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 3.04%, 10/29/29	USD	17,500	$17,444,548
Series 2014-9A, Class BR2, (LIBOR USD 3 Month + 1.60%), 3.53%, 10/29/29		900	886,739
GoldenTree Loan Opportunities X Ltd.(a)(b):
Series 2015-10A, Class AR, (LIBOR USD 3 Month + 1.12%), 3.09%, 07/20/31		3,300	3,279,661
Series 2015-10A, Class C1R, (LIBOR USD 3 Month + 2.10%), 4.07%, 07/20/31		1,000	961,544
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (LIBOR USD 3 Month + 1.07%), 3.07%, 01/18/31(a)(b)		2,188	2,174,897
Greene King Finance plc, Series B1, 5.70%, 12/15/34(e)	GBP	100	119,172
Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/20/30(c)	USD	7,325	7,241,718
Greywolf CLO V Ltd.(a)(b):
Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.16%), 3.10%, 01/27/31		5,290	5,234,813
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.00%), 4.94%, 01/27/31		1,000	913,583
Grippen Park CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.26%), 3.23%, 01/20/30		5,900	5,911,210
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.30%), 4.27%, 01/20/30		1,000	986,545
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1 Month + 0.35%), 2.17%, 12/25/35(a)		1,025	435,309
Series 2006-4, Class 1A1, 4.04%, 03/25/36(c)		4,520	3,936,040
Series 2006-5, Class 1A1, (LIBOR USD 1 Month + 0.18%), 2.00%, 03/25/36(a)		4,558	2,224,011
Series 2006-18, Class AF6, 5.68%, 11/25/36(e)		4,088	1,877,878
GSAMP Trust(a):
Series 2006-FM3, Class A1, (LIBOR USD 1 Month + 0.14%), 1.96%, 11/25/36		8,558	5,268,425
Series 2006-HE6, Class A4, (LIBOR USD 1 Month + 0.24%), 2.06%, 08/25/36		2,097	1,845,564
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 2.10%), 4.04%, 07/28/31(a)(b)		1,000	963,057
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(a)	EUR	235	253,266
Harvest CLO XXII DAC, Series 22X, Class E, (EURIBOR 3 Month + 6.11%), 6.11%, 01/15/32(a)		350	380,573
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class A2, (LIBOR USD 3 Month + 1.50%), 3.50%, 07/18/31	USD	1,000	974,971
Series 12A-18, Class B, (LIBOR USD 3 Month + 1.85%), 3.85%, 07/18/31		1,000	955,111
Series 6A-2015, Class BR, (LIBOR USD 3 Month + 1.75%), 4.04%, 02/05/31		1,100	1,038,646
Series 6A-2015, Class CR, (LIBOR USD 3 Month + 2.50%), 4.79%, 02/05/31		1,250	1,101,370
Series 7A-2015, Class CR, (LIBOR USD 3 Month + 1.70%), 3.86%, 03/15/27		1,050	1,023,331
Series 7A-2015, Class DR, (LIBOR USD 3 Month + 2.40%), 4.56%, 03/15/27		1,000	971,973
Series 8A-2016, Class CR, (LIBOR USD 3 Month + 1.95%), 3.92%, 07/20/30		1,000	954,838

Security		Par (000)	Value

Asset-Backed Securities (continued)
Honda Auto Receivables Owner Trust:
Series 2016-4, Class A4, 1.36%, 01/18/23	USD	1,560	$1,555,923
Series 2017-1, Class A4, 2.05%, 06/21/23		3,180	3,182,935
Series 2018-1, Class A4, 2.83%, 05/15/24		2,330	2,364,143
Series 2018-2, Class A4, 3.16%, 08/19/24		2,000	2,049,319
Invesco Euro CLO III DAC, Series 3X, Class F, (EURIBOR 3 Month + 8.07%), 0.00%, 07/15/32(a)	EUR	300	321,206
Invitation Homes Trust(a)(b):
Series 2018-SFR2, Class F, (LIBOR USD 1 Month + 2.25%), 4.16%, 06/17/37	USD	22,010	22,009,930
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 2.89%, 07/17/37		5,740	5,746,148
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 3.89%, 07/17/37		5,090	5,092,230
Series 2018-SFR3, Class F, (LIBOR USD 1 Month + 2.25%), 4.14%, 07/17/37		19,055	19,054,939
Series 2018-SFR4, Class A, (LIBOR USD 1 Month + 1.10%), 2.99%, 01/17/38		3,008	3,019,474
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (LIBOR USD 1 Month + 0.80%), 2.62%, 07/25/36(a)		2,975	2,845,227
Kayne CLO II Ltd., Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.24%), 3.24%, 10/15/31(a)(b)		3,000	2,980,539
Kayne CLO III Ltd.(a)(b):
Series 2019-3A, Class A, (LIBOR USD 3 Month + 1.48%), 3.48%, 04/15/32		15,500	15,555,251
Series 2019-3A, Class B1, (LIBOR USD 3 Month + 2.05%), 4.05%, 04/15/32		4,000	3,979,269
LCM 26 Ltd., Series 26A, Class A1, (LIBOR USD 3 Month + 1.07%), 3.04%, 01/20/31(a)(b)		5,000	4,963,258
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (LIBOR USD 3 Month + 1.08%), 3.08%, 07/16/31(a)(b)		4,080	4,038,477
LCM XX LP, Series 20A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.01%, 10/20/27(a)(b)		1,400	1,398,758
LCM XXIV Ltd., Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 3.28%, 03/20/30(a)(b)		1,500	1,499,666
LCM XXV Ltd., Series 25A, Class B2, (LIBOR USD 3 Month + 1.65%), 3.62%, 07/20/30(a)(b)		350	346,478
Long Beach Mortgage Loan Trust(a):
Series 2005-3, Class 1A, (LIBOR USD 1 Month + 0.52%), 2.34%, 08/25/45		2,545	2,494,091
Series 2006-4, Class 1A, (LIBOR USD 1 Month + 0.15%), 1.97%, 05/25/36		29,870	19,383,714
Series 2006-6, Class 2A3, (LIBOR USD 1 Month + 0.15%), 1.97%, 07/25/36		7,090	3,600,686
Series 2006-7, Class 1A, (LIBOR USD 1 Month + 0.16%), 1.98%, 08/25/36		8,523	5,505,593
Series 2006-10, Class 2A3, (LIBOR USD 1 Month + 0.16%), 1.98%, 11/25/36		4,644	2,197,659
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 2.04%, 11/25/36		4,455	2,134,656
Series 2006-WL3, Class 2A4, (LIBOR USD 1 Month + 0.30%), 2.12%, 01/25/36		2,220	2,094,521
Madison Park Funding XII Ltd., Series 2014- 12A, Class AR, (LIBOR USD 3 Month + 1.26%), 3.23%, 07/20/26(a)(b)		325	324,843
Madison Park Funding XV Ltd., Series 2014- 15A, Class B1R, (LIBOR USD 3 Month + 2.20%), 4.14%, 01/27/26(a)(b)		1,450	1,441,978
Madison Park Funding XVIII Ltd., Series 2015- 18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.16%, 10/21/30(a)(b)		7,500	7,490,783

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XX Ltd., Series 2016-20A, Class DR, (LIBOR USD 3 Month + 3.00%), 4.94%, 07/27/30(a)(b)	USD	1,315	$1,205,227
Madison Park Funding XXII Ltd., Series 2016-22A, Class C, (LIBOR USD 3 Month + 2.40%), 4.34%, 10/25/29(a)(b)		3,500	3,485,065
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.12%, 04/25/29(a)(b)		2,500	2,502,177
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.13%, 07/29/30(a)(b)		3,500	3,499,491
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, (LIBOR USD 3 Month + 2.60%), 4.57%, 04/20/30(a)(b)		1,000	922,453
Madison Park Funding XXX Ltd., Series 2018-30A, Class D, (LIBOR USD 3 Month + 2.50%), 4.50%, 04/15/29(a)(b)		1,500	1,391,200
Madison Park Funding XXXI Ltd.(a)(b):
Series 2018-31A, Class C, (LIBOR USD 3 Month + 2.15%), 4.08%, 01/23/31		600	581,438
Series 2018-31A, Class D, (LIBOR USD 3 Month + 3.00%), 4.93%, 01/23/31		750	697,118
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.50%), 3.50%, 12/18/30(a)(b)		1,500	1,460,572
Mariner CLO 7 Ltd.(a)(b):
Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.50%), 4.04%, 04/30/32		5,000	4,993,437
Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.00%), 4.54%, 04/30/32		5,000	4,972,538
Mastr Asset-Backed Securities Trust, Series 2006-AM2, Class A4, (LIBOR USD 1 Month + 0.26%), 2.08%, 06/25/36(a)(b)		3,293	2,927,969
Mercedes-Benz Master Owner Trust, Series 2018-BA, Class A, (LIBOR USD 1 Month + 0.34%), 2.25%, 05/15/23(a)(b)		2,000	2,001,307
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, (LIBOR USD 1 Month + 0.00%), 2.50%, 04/25/57(a)(b)		1,387	1,390,830
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 09/25/46(e)		732	316,471
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.22%, 10/20/30(a)(b)		6,250	6,211,327
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, (LIBOR USD 1 Month + 1.20%), 3.11%, 12/15/28(a)(b)		964	971,369
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2B, (LIBOR USD 1 Month + 0.92%), 2.83%, 05/15/68(a)(b)		2,180	2,173,808
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (LIBOR USD 3 Month + 3.65%), 5.60%, 04/22/29(a)(b)		750	715,070
Neuberger Berman CLO XVIII Ltd.(a)(b):
Series 2014-18A, Class BR2, (LIBOR USD 3 Month + 2.15%), 4.12%, 10/21/30		1,500	1,441,353
Series 2014-18A, Class CR2, (LIBOR USD 3 Month + 3.00%), 4.97%, 10/21/30		1,250	1,120,305
Neuberger Berman CLO XXII Ltd.(a)(b):
Series 2016-22A, Class BR, (LIBOR USD 3 Month + 1.65%), 3.65%, 10/17/30		800	793,579
Series 2016-22A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.20%, 10/17/30		1,000	971,803

Security		Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XXIII Ltd.(a)(b):
Series 2016-23A, Class CR, (LIBOR USD 3 Month + 2.15%), 4.15%, 10/17/27	USD	700	$681,848
Series 2016-23A, Class DR, (LIBOR USD 3 Month + 2.90%), 4.90%, 10/17/27		600	563,536
Neuberger Berman Loan Advisers CLO Ltd.(a)(b):
Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.17%, 10/18/30		7,500	7,476,786
Series 2017-26A, Class B, (LIBOR USD 3 Month + 1.50%), 3.50%, 10/18/30		1,500	1,470,740
Series 2018-27A, Class D, (LIBOR USD 3 Month + 2.60%), 4.60%, 01/15/30		1,000	902,841
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A2, (LIBOR USD 3 Month + 2.20%), 4.14%, 12/21/29(a)(b)		4,000	3,996,843
Nissan Auto Receivables Owner Trust:
Series 2018-A, Class A3, 2.65%, 05/16/22		2,040	2,050,863
Series 2018-C, Class A4, 3.27%, 06/16/25.		2,000	2,076,686
Nissan Master Owner Trust Receivables, Series 2017-C, Class A, (LIBOR USD 1 Month + 0.32%), 2.23%, 10/17/22(a)		1,960	1,960,784
Oak Hill Credit Partners X-R Ltd.(a)(b):
Series 2014-10RA, Class B, (LIBOR USD 3 Month + 1.75%), 3.72%, 12/12/30		2,150	2,131,058
Series 2014-10RA, Class C, (LIBOR USD 3 Month + 2.20%), 4.17%, 12/12/30		1,300	1,248,989
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29(b)		1,038	1,062,105
Series 1999-C, Class A2, 7.48%, 08/15/27		4,645	4,477,331
Series 2001-D, Class A3, 5.90%, 09/15/22(c)		451	350,626
Series 2002-B, Class A4, 7.09%, 06/15/32(c)		75	79,982
OCP CLO Ltd.(a)(b):
Series 2013-4A, Class CR, (LIBOR USD 3 Month + 3.96%), 5.90%, 04/24/29		1,250	1,232,947
Series 2014-5A, Class CR, (LIBOR USD 3 Month + 2.90%), 4.84%, 04/26/31		1,100	987,135
Series 2014-7A, Class B1RR, (LIBOR USD 3 Month + 2.25%), 4.22%, 07/20/29		2,000	1,971,741
Series 2015-8A, Class CR, (LIBOR USD 3 Month + 2.80%), 4.80%, 04/17/27		3,000	2,959,699
Series 2015-9A, Class CR, (LIBOR USD 3 Month + 2.70%), 4.70%, 07/15/27		2,000	1,948,446
Series 2015-10A, Class CR, (LIBOR USD 3 Month + 2.60%), 4.54%, 10/26/27		1,000	987,627
Series 2016-11A, Class A1AR, (LIBOR USD 3 Month + 1.27%), 3.21%, 10/26/30		1,000	995,287
Series 2016-12A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.60%, 10/18/28		5,000	4,930,739
Series 2017-13A, Class A1A, (LIBOR USD 3 Month + 1.26%), 3.26%, 07/15/30		2,000	1,994,204
Series 2019-17A, Class C1, (LIBOR USD 3 Month + 2.55%), 4.85%, 07/20/32		2,500	2,464,421
Series 2019-17A, Class D, (LIBOR USD 3 Month + 3.95%), 6.25%, 07/20/32		1,500	1,458,526
OCP Euro CLO DAC(a):
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	298	327,281
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		200	198,204
Series 2019-3X, Class E, (EURIBOR 3 Month + 5.75%), 5.75%, 04/20/30		400	438,832
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(a)		400	438,888

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners 26 Ltd.:
Series 2016-1, Class AR, 4.75%, 04/20/31(c)	USD	1,250	$1,134,023
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.60%, 07/15/30(a)(b)		6,000	5,900,468
Octagon Investment Partners 28 Ltd., Series 2016-1A, Class C1R, (LIBOR USD 3 Month + 2.25%), 4.19%, 10/24/30(a)(b)		4,000	3,909,668
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.50%), 5.47%, 03/17/30(a)(b)		750	717,944
Octagon Investment Partners 31 LLC, Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.70%), 5.67%, 07/20/30(a)(b)		1,250	1,211,770
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.25%), 4.25%, 07/15/29(a)(b)		1,000	984,149
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (LIBOR USD 3 Month + 1.40%), 3.37%, 01/20/30(a)(b)		2,000	1,949,733
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 4.57%, 01/20/31(a)(b)		1,000	901,038
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.75%), 3.69%, 07/25/30(a)(b)		1,500	1,422,284
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, (LIBOR USD 3 Month + 1.17%), 3.17%, 07/15/29(a)(b)		2,200	2,198,179
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 2.94%, 01/25/31(a)(b)		2,000	1,973,305
Octagon Loan Funding Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.18%), 3.30%, 11/18/31		20,500	20,348,878
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.70%), 3.82%, 11/18/31		1,500	1,483,823
OHA Credit Funding 3 Ltd.(a)(b):
Series 2019-3A, Class A1, (LIBOR USD 3 Month + 1.32%), 3.95%, 07/20/32		8,000	7,975,122
Series 2019-3A, Class D, (LIBOR USD 3 Month + 3.55%), 6.18%, 07/20/32		1,250	1,186,979
OHA Credit Funding 4 Ltd.(a)(b):
Series 2019-4A, Class A1, (LIBOR USD 3 Month + 1.33%), 3.27%, 10/22/32		11,500	11,491,838
Series 2019-4A, Class C, (LIBOR USD 3 Month + 2.65%), 4.59%, 10/22/32		2,000	1,994,816
Series 2019-4A, Class D, (LIBOR USD 3 Month + 3.75%), 5.69%, 10/22/32		2,000	1,989,803
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (LIBOR USD 3 Month + 2.95%), 4.92%, 01/20/32(a)(b)		400	365,159
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 4.83%, 07/23/30(a)(b)		1,000	913,591
OHA Credit Partners XIV Ltd.(a)(b):
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.50%), 3.47%, 01/21/30		1,000	974,870
Series 2017-14A, Class C, (LIBOR USD 3 Month + 1.80%), 3.77%, 01/21/30		2,000	1,919,162
OHA Loan Funding Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.41%), 3.57%, 08/15/29		3,000	2,993,233
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.80%), 3.96%, 08/15/29		7,000	6,966,786

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 4.15%, 10/22/30(a)(b)	USD	1,500	$1,443,076
OZLM VI Ltd.(a)(b):
Series 2014-6A, Class A2AS, (LIBOR USD 3 Month + 1.75%), 3.75%, 04/17/31		1,400	1,385,731
Series 2014-6A, Class B1S, (LIBOR USD 3 Month + 2.10%), 4.10%, 04/17/31		1,000	954,812
Series 2014-6A, Class CS, (LIBOR USD 3 Month + 3.13%), 5.13%, 04/17/31		1,200	1,109,203
OZLM XI Ltd., Series 2015-11A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.19%, 10/30/30(a)(b)		8,750	8,704,023
OZLM XIV Ltd., Series 2015-14A, Class A1AR, (LIBOR USD 3 Month + 1.16%), 3.46%, 01/15/29(a)(b)		7,000	6,994,568
OZLM XIX Ltd.(a)(b):
Series 2017-19A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.21%, 11/22/30		10,000	9,951,869
Series 2017-19A, Class C, (LIBOR USD 3 Month + 3.10%), 5.09%, 11/22/30		1,000	930,698
OZLME BV, Series 1X, Class ER, (EURIBOR 3 Month + 5.90%), 5.90%, 01/18/30(a)	EUR	238	262,180
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		148	158,844
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class A2RR, (LIBOR USD 3 Month + 1.75%), 4.05%, 10/17/31	USD	1,350	1,335,058
Series 2013-2A, Class AARR, (LIBOR USD 3 Month + 1.20%), 3.50%, 10/17/31		500	495,627
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.50%, 10/17/31		1,300	1,254,391
Series 2013-2A, Class CRR, (LIBOR USD 3 Month + 3.20%), 5.50%, 10/17/31		1,800	1,719,175
Series 2014-1A, Class CR2, (LIBOR USD 3 Month + 2.65%), 4.65%, 01/17/31		500	456,058
Series 2015-1A, Class BR2, (LIBOR USD 3 Month + 2.25%), 4.40%, 05/21/29		1,000	988,578
Series 2015-1A, Class CR2, (LIBOR USD 3 Month + 3.15%), 5.30%, 05/21/29		4,100	4,099,787
Series 2015-2A, Class A1AR, (LIBOR USD 3 Month + 1.27%), 3.24%, 07/20/30		1,000	996,262
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.03%, 04/18/31		12,500	12,337,246
Series 2018-1A, Class A2, (LIBOR USD 3 Month + 1.45%), 3.45%, 04/18/31		10,000	9,733,936
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.75%), 3.75%, 04/18/31		1,000	942,163
Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 3.10%, 07/16/31		3,000	2,974,086
Series 2019-1A, Class A1, (LIBOR USD 3 Month + 1.34%), 3.27%, 11/14/32(d)		7,000	7,000,000
Series 2019-1A, Class A2, (LIBOR USD 3 Month + 1.85%), 3.78%, 11/14/32(d)		7,000	7,000,000
Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.65%), 4.58%, 11/14/32(d)		2,500	2,500,000
Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.75%), 5.68%, 11/14/32(d)		1,500	1,500,000
Palmer Square Credit Funding Ltd., Series 2019-1A, Class A2, (LIBOR USD 3 Month + 1.65%), 3.62%, 04/20/27(a)(b)		7,500	7,478,315
Palmer Square Loan Funding Ltd.(a)(b):
Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.15%), 5.12%, 04/20/27		5,000	4,975,848

8

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2019-2A, Class B, (LIBOR USD 3 Month + 2.25%), 4.22%, 04/20/27	USD	1,000	$988,390
Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 3.77%, 08/20/27		2,500	2,491,560
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2016-1A, Class A2R, (LIBOR USD 3 Month + 1.80%), 3.95%, 08/23/31		2,600	2,568,261
Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.85%), 6.41%, 05/15/32		2,500	2,397,004
PFS Financing Corp., Series 2018-D, Class A, 3.19%, 04/17/23(b)		3,000	3,046,563
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL2, Class A1, 3.84%, 12/25/58(b)(e)		10,923	10,979,477
Progress Residential Trust(b):
Series 2015-SFR3, Class F, 6.64%, 11/12/32		1,625	1,625,344
Series 2018-SFR3, Class F, 5.37%, 10/17/35		30,710	31,788,394
Series 2019-SFR2, Class E, 4.14%, 05/17/36		13,495	13,834,679
Series 2019-SFR2, Class F, 4.84%, 05/17/36		5,580	5,729,219
Series 2019-SFR3, Class E, 3.37%, 09/17/36		10,000	10,033,432
Series 2019-SFR3, Class F, 3.87%, 09/17/36		3,000	3,011,168
Series 2019-SFR4, Class E, 3.44%, 10/17/36		12,500	12,608,482
Providus CLO III DAC, Series 3X, Class E, (EURIBOR 3 Month + 5.78%), 5.78%, 07/20/32(a)	EUR	350	378,865
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.21%, 10/15/30(a)(b)	USD	11,750	11,709,702
Regata XII Funding Ltd.(a)(b):
Series 2019-1A, Class A1, (LIBOR USD 3 Month + 1.32%), 3.32%, 10/15/32		21,000	21,004,689
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.75%), 5.75%, 10/15/32		1,000	964,861
Regatta Funding LP(a)(b):
Series 2013-2A, Class A1R2, (LIBOR USD 3 Month + 1.25%), 3.25%, 01/15/29		1,075	1,075,551
Series 2013-2A, Class A2R2, (LIBOR USD 3 Month + 1.85%), 3.85%, 01/15/29		2,500	2,490,531
Series 2013-2A, Class BR2, (LIBOR USD 3 Month + 2.70%), 4.70%, 01/15/29		5,000	4,948,520
Series 2013-2A, Class CR2, (LIBOR USD 3 Month + 3.70%), 5.70%, 01/15/29		4,500	4,414,785
Regatta IX Funding Ltd.(a)(b):
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.80%), 3.80%, 04/17/30		6,000	5,948,124
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.45%), 4.45%, 04/17/30		1,000	981,131
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.90%), 5.90%, 04/17/30		750	747,526
Regatta VI Funding Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.05%), 4.02%, 07/20/28(a)(b)		1,000	969,169
Regatta VII Funding Ltd.(a)(b):
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.00%), 4.16%, 12/20/28		750	729,835
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.75%), 4.91%, 12/20/28		1,000	937,005
Regatta VIII Funding Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 3.25%, 10/17/30(a)(b)		3,500	3,478,804

Security		Par (000)	Value

Asset-Backed Securities (continued)
Regatta X Funding Ltd., Series 2017-3A, Class C, (LIBOR USD 3 Month + 1.80%), 3.80%, 01/17/31(a)(b)	USD	1,500	$1,421,266
Regatta XIII Funding Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 2.10%), 4.10%, 07/15/31(a)(b)		1,250	1,201,999
Rockford Tower CLO Ltd.(a)(b):
Series 2017-2A, Class C, (LIBOR USD 3 Month + 2.30%), 4.30%, 10/15/29		1,000	974,896
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.16%, 10/20/30		17,000	16,959,564
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 3.24%, 05/20/31		7,000	6,955,004
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.72%), 3.86%, 05/20/31		1,000	988,630
Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.16%), 3.13%, 10/20/31		3,500	3,466,793
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.80%), 3.77%, 10/20/31		1,125	1,107,329
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.17%, 10/20/31		700	683,279
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 5.07%, 10/20/31		600	562,396
Series 2019-1A, Class A2, (LIBOR USD 3 Month + 1.75%), 3.72%, 04/20/32		3,000	3,006,188
Series 2019-1A, Class B1, (LIBOR USD 3 Month + 2.05%), 4.02%, 04/20/32		3,000	2,982,341
Series 2019-1A, Class C, (LIBOR USD 3 Month + 2.75%), 4.72%, 04/20/32		1,000	981,962
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 5.82%, 04/20/32		2,000	1,938,925
Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.33%), 3.57%, 08/20/32		3,000	2,989,456
Series 2019-2A, Class C, (LIBOR USD 3 Month + 2.50%), 4.74%, 08/20/32		1,000	985,164
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.09%, 01/15/30(a)(b)		4,500	4,459,087
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR USD 3 Month + 2.25%), 4.25%, 10/15/31(a)(b)		1,250	1,208,146
RR 6 Ltd., Series 2019-6A, Class A1A, (LIBOR USD 3 Month + 1.25%), 3.25%, 04/15/30(a)(b)		15,500	15,446,051
RRCLO_1X, 5.95%, 04/15/32(c)	EUR	1,050	1,181,243
SMB Private Education Loan Trust(b):
Series 2014-A, Class A2A, 3.05%, 05/15/26	USD	830	835,914
Series 2016-A, Class A2A, 2.70%, 05/15/31		607	612,449
Series 2016-B, Class A2A, 2.43%, 02/17/32		704	707,618
Series 2016-C, Class A2A, 2.34%, 09/15/34		1,489	1,490,751
Series 2018-B, Class A2B, (LIBOR USD 1 Month + 0.72%), 2.64%, 01/15/37(a)		770	766,009
Series 2018-C, Class A2B, (LIBOR USD 1 Month + 0.75%), 2.67%, 11/15/35(a)		1,000	995,502
Series 2019-A, Class A2A, 3.44%, 07/15/36		430	445,654
SoFi Professional Loan Program LLC(b):
Series 2015-D, Class A2, 2.72%, 10/27/36		705	711,361
Series 2016-A, Class A1, (LIBOR USD 1 Month + 1.75%), 3.57%, 08/25/36(a)		853	864,623
Series 2016-C, Class A2B, 2.36%, 12/27/32		293	294,077
Series 2016-D, Class A2B, 2.34%, 04/25/33		422	423,225
Series 2017-F, Class A2FX, 2.84%, 01/25/41		2,250	2,283,411
Series 2018-A, Class A2B, 2.95%, 02/25/42		1,900	1,937,357
SoFi Professional Loan Program Trust(b):
Series 2018-C, Class A2FX, 3.59%, 01/25/48		383	398,422

9

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2018-D, Class A2FX, 3.60%, 02/25/48	USD	377	$394,085
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.01%, 01/26/31(a)(b)		3,400	3,358,872
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, (LIBOR USD 3 Month + 1.18%), 3.12%, 10/26/31(a)(b)		6,600	6,519,382
Sound Point CLO XXII Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.37%), 3.34%, 01/20/32(a)(b)		4,000	3,977,258
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, (LIBOR USD 3 Month + 1.15%), 3.15%, 04/18/31(a)(b)		6,000	5,933,018
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.60%), 4.60%, 01/15/30(a)(b)		1,700	1,551,251
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (LIBOR USD 3 Month + 4.00%), 5.93%, 01/23/28(a)(b)		1,000	991,392
THL Credit Wind River CLO Ltd., Series 2017- 2A, Class A, (LIBOR USD 3 Month + 1.23%), 3.20%, 07/20/30(a)(b)		10,000	9,943,274
TIAA CLO III Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 3.15%, 01/16/31(a)(b)		10,000	9,892,759
TIAA CLO IV Ltd., Series 2018-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 3.67%, 01/20/32(a)(b)		1,000	974,829
TICP CLO IX Ltd.(a)(b):
Series 2017-9A, Class A, (LIBOR USD 3 Month + 1.14%), 3.11%, 01/20/31		750	745,940
Series 2017-9A, Class B, (LIBOR USD 3 Month + 1.60%), 3.57%, 01/20/31		1,000	984,388
TICP CLO VI Ltd.(a)(b):
Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.20%, 01/15/29		8,400	8,394,633
Series 2016-6A, Class CR, (LIBOR USD 3 Month + 2.30%), 4.30%, 01/15/29		500	492,610
TICP CLO VII Ltd., Series 2017-7A, Class C, (LIBOR USD 3 Month + 2.60%), 4.60%, 07/15/29(a)(b)		1,750	1,737,104
TICP CLO VIII Ltd.(a)(b):
Series 2017-8A, Class A2, (LIBOR USD 3 Month + 1.65%), 3.62%, 10/20/30		5,000	4,921,785
Series 2017-8A, Class C, (LIBOR USD 3 Month + 3.10%), 5.07%, 10/20/30		1,000	969,857
TICP CLO XI Ltd.(a)(b):
Series 2018-11A, Class A, (LIBOR USD 3 Month + 1.18%), 3.15%, 10/20/31		17,000	16,901,276
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.12%, 10/20/31		3,500	3,379,599
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 5.02%, 10/20/31		1,100	1,051,900
TICP CLO XII Ltd.(a)(b):
Series 2018-12A, Class A, (LIBOR USD 3 Month + 1.11%), 3.11%, 01/15/31		7,800	7,755,337
Series 2018-12A, Class C, (LIBOR USD 3 Month + 2.00%), 4.00%, 01/15/31		500	481,500
Series 2018-12A, Class D, (LIBOR USD 3 Month + 2.80%), 4.80%, 01/15/31		1,000	967,516
TICP CLO XIII Ltd.(a)(b):
Series 2019-13A, Class B, (LIBOR USD 3 Month + 1.85%), 4.22%, 07/15/32		2,250	2,243,231

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2019-13A, Class C, (LIBOR USD 3 Month + 2.50%), 4.87%, 07/15/32	USD	1,000	$988,116
Series 2019-13A, Class D, (LIBOR USD 3 Month + 3.45%), 5.82%, 07/15/32		1,000	992,983
TICP CLO XIV Ltd.(a)(b):
Series 2019-14A, Class A1A, (LIBOR USD 3 Month + 1.34%), 3.46%, 10/20/32		4,500	4,486,983
Series 2019-14A, Class B, (LIBOR USD 3 Month + 2.70%), 4.82%, 10/20/32		2,750	2,710,295
Tikehau CLO V BV, Series 5X, Class E, (EURIBOR 3 Month + 5.82%), 5.82%, 04/15/32(a)	EUR	350	379,352
Towd Point Mortgage Trust(b)(c):
Series 2016-3, Class A1, 2.25%, 04/25/56	USD	902	899,591
Series 2016-4, Class A1, 2.25%, 07/25/56		1,787	1,783,895
Toyota Auto Receivables Owner Trust:
Series 2017-C, Class A4, 1.98%, 12/15/22		2,000	2,001,823
Series 2017-D, Class A4, 2.12%, 02/15/23		1,250	1,255,202
Series 2018-B, Class A3, 2.96%, 09/15/22		3,000	3,036,400
Series 2018-C, Class A3, 3.02%, 12/15/22		3,000	3,047,201
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 4.62%, 10/20/28(a)(b)		1,000	962,082
Tricon American Homes Trust(b):
Series 2017-SFR1, Class D, 3.41%, 09/17/34		3,035	3,067,186
Series 2017-SFR2, Class F, 5.10%, 01/17/36		7,938	8,258,891
Series 2019-SFR1, Class E, 3.40%, 03/17/38		7,000	7,048,163
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	724	1,058,668
Voya CLO Ltd.(a)(b):
Series 2014-1A, Class BR2, (LIBOR USD 3 Month + 1.90%), 3.90%, 04/18/31	USD	1,000	955,273
Series 2014-1A, Class CR2, (LIBOR USD 3 Month + 2.80%), 4.80%, 04/18/31		1,000	903,326
Series 2014-4A, Class BR2, (LIBOR USD 3 Month + 2.09%), 4.09%, 07/14/31		500	469,123
Series 2017-3A, Class C, (LIBOR USD 3 Month + 3.55%), 5.52%, 07/20/30		900	861,604
Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 4.57%, 04/19/31		2,000	1,810,195
Series 2018-3A, Class A1A, (LIBOR USD 3 Month + 1.15%), 3.15%, 10/15/31		3,300	3,275,832
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, (LIBOR USD 1 Month + 0.14%), 1.96%, 07/25/37(a)(b)		3,221	2,983,466
Washington Mutual Asset-Backed CertificatesTrust, Series 2006-HE5, Class 1A, (LIBOR USD 1 Month + 0.16%), 1.98%, 10/25/36(a)		19,264	15,431,222
Webster Park CLO Ltd., Series 2015-1A, Class A1BR, (LIBOR USD 3 Month + 1.35%), 3.32%, 07/20/30(a)(b)		3,800	3,723,352
York CLO 1 Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.12%), 3.07%, 10/22/29		7,300	7,252,051
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.65%), 3.60%, 10/22/29		2,100	2,076,140
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.10%), 4.05%, 10/22/29		1,800	1,745,582
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 4.96%, 10/22/29		2,800	2,764,627

10

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
York CLO-2 Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.10%, 01/22/31	USD 15,000	$14,901,603
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 3.40%, 01/22/31	1,000	981,485
York CLO-3 Ltd., Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 5.57%, 10/20/29(a)(b)	2,000	1,973,232
York CLO-4 Ltd., Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.10%), 6.07%, 01/20/30(a)(b)	1,750	1,747,161

Total Asset-Backed Securities — 10.1% (Cost: $1,729,526,774)		1,720,214,578

	Shares

Common Stocks — 17.3%

Aerospace & Defense — 0.2%
Arconic, Inc.	4,186	114,990
BAE Systems plc.	1,412,263	10,549,205
Boeing Co. (The)	5,749	1,954,143
General Dynamics Corp.	2,528	446,950
Huntington Ingalls Industries, Inc.	447	100,870
L3Harris Technologies, Inc.	2,635	543,627
Lockheed Martin Corp.	2,672	1,006,489
Northrop Grumman Corp.	1,700	599,216
Raytheon Co.	5,440	1,154,422
Safran SA	39,039	6,183,388
Textron, Inc.	2,487	114,626
TransDigm Group, Inc.	536	282,086
United Technologies Corp.	80,953	11,623,232

		34,673,244

Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	1,463	110,661
Deutsche Post AG (Registered)	372,474	13,194,917
DSV Panalpina A/S	63,190	6,141,384
Expeditors International of Washington, Inc.	1,845	134,574
FedEx Corp.	2,593	395,848
Hyundai Glovis Co. Ltd.	3,968	513,983
United Parcel Service, Inc., Class B	7,546	869,073

		21,360,440

Airlines — 0.1%
AirAsia Group Bhd	535,500	244,490
Alaska Air Group, Inc.	1,332	92,481
American Airlines Group, Inc.	4,282	128,717
China Airlines Ltd.	718,000	213,828
Copa Holdings SA, Class A	54,740	5,569,248
Delta Air Lines, Inc.	6,253	344,415
Eva Airways Corp.	607,295	284,558
Japan Airlines Co. Ltd.	9,600	299,156
Southwest Airlines Co.	5,227	293,392
United Airlines Holdings, Inc.(f)	2,388	216,926

		7,687,211

Auto Components — 0.0%
Aptiv plc.	2,768	247,874
BorgWarner, Inc.	2,232	93,030

		340,904

Automobiles — 0.2%
Astra International Tbk. PT	11,334,700	5,606,151
Ferrari NV	9,858	1,578,829
Ford Motor Co.	42,348	363,769

Security	Shares	Value

Automobiles (continued)
Ford Otomotiv Sanayi A/S	45,898	$517,595
Geely Automobile Holdings Ltd.	3,268,000	6,183,749
General Motors Co.	13,576	504,484
Harley-Davidson, Inc.	1,685	65,563
Hero MotoCorp Ltd.	103,217	3,930,733
Kia Motors Corp.	44,959	1,643,134
Maruti Suzuki India Ltd.	53,478	5,698,017

		26,092,024

Banks — 1.2%
Abu Dhabi Commercial Bank PJSC	110,017	233,379
Agricultural Bank of China Ltd., Class H	301,000	123,863
Al Rajhi Bank	91,977	1,481,624
Alinma Bank	19,792	110,642
Alliance Bank Malaysia Bhd	61,300	42,187
AMMB Holdings Bhd	186,700	178,087
Banco de Chile	3,402,113	438,109
Banco de Credito e Inversiones SA	2,531	140,918
Bank AlBilad	58,494	386,845
Bank Al-Jazira	183,270	637,131
Bank Central Asia Tbk. PT	943,300	2,111,414
Bank Mandiri Persero Tbk. PT	18,250,100	9,122,666
Bank of America Corp.	90,087	2,817,021
Bank of Beijing Co. Ltd., Class A	178,700	140,335
Bank of China Ltd., Class H	25,515,000	10,404,638
Bank of Communications Co. Ltd., Class A	594,100	472,627
Bank of Communications Co. Ltd., Class H	1,757,000	1,199,939
Bank of Montreal	43,866	3,247,236
Bank of Nova Scotia (The)	5,904	338,614
Bank of the Philippine Islands	2,883,850	5,509,543
Bank Polska Kasa Opieki SA	226,698	6,402,116
BB&T Corp.	8,279	439,201
BDO Unibank, Inc.	171,110	521,973
Canadian Imperial Bank of Commerce	33,851	2,886,497
Chang Hwa Commercial Bank Ltd.	527,340	411,477
China Minsheng Banking Corp. Ltd., Class A	326,100	284,314
China Minsheng Banking Corp. Ltd., Class H	1,001,000	700,170
CIMB Group Holdings Bhd	691,700	868,098
CIT Group, Inc.	23,951	1,027,258
Citigroup, Inc.	24,293	1,745,695
Citizens Financial Group, Inc.	225,784	7,938,565
Comerica, Inc.	83,775	5,480,561
Commercial Bank PSQC (The)	116,820	137,003
Credicorp Ltd.	11,121	2,380,363
CTBC Financial Holding Co. Ltd.	2,122,000	1,475,242
DBS Group Holdings Ltd.	402,000	7,662,474
Dubai Islamic Bank PJSC	359,218	517,105
E.Sun Financial Holding Co. Ltd.	1,627,003	1,470,096
East West Bancorp, Inc.	6,529	280,225
Erste Group Bank AG(f)	153,070	5,413,759
Fifth Third Bancorp	7,894	229,558
FinecoBank Banca Fineco SpA	402,041	4,532,344
First Abu Dhabi Bank PJSC	233,635	966,963
First Financial Holding Co. Ltd.	2,103,691	1,542,528
First Republic Bank	1,818	193,362
Grupo Financiero Banorte SAB de CV, Class O	1,978,548	10,818,167
HDFC Bank Ltd.	329,582	5,710,434
HDFC Bank Ltd., ADR	5,771	352,551
Hong Leong Bank Bhd	75,000	308,819
Hong Leong Financial Group Bhd	18,200	75,875
Hua Nan Financial Holdings Co. Ltd.	724,773	520,840
Huntington Bancshares, Inc.	11,215	158,468
Industrial & Commercial Bank of China Ltd., Class H	12,740,000	9,126,851
Industrial Bank of Korea	13,832	140,082

11

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
JPMorgan Chase & Co.	34,384	$4,295,249
Kasikornbank PCL, NVDR	1,034,700	4,761,132
KeyCorp	10,841	194,813
Komercni banka A/S	39,797	1,345,017
Krung Thai Bank PCL, NVDR	2,521,900	1,386,440
M&T Bank Corp.	48,114	7,531,284
Malayan Banking Bhd	884,700	1,819,326
Masraf Al Rayan QSC	261,370	267,522
Mega Financial Holding Co. Ltd.	915,000	898,051
Metropolitan Bank & Trust Co.	39,550	52,649
Moneta Money Bank A/S(b)	99,585	330,634
National Commercial Bank	10	116
OTP Bank Nyrt	39,098	1,803,081
People’s United Financial, Inc.	4,288	69,337
PNC Financial Services Group, Inc. (The)	4,812	705,920
Powszechna Kasa Oszczednosci Bank Polski SA	57,095	570,088
Public Bank Bhd	319,900	1,552,589
Qatar Islamic Bank SAQ	79,060	328,544
Qatar National Bank QPSC	135,490	710,088
Regions Financial Corp.	10,782	173,590
RHB Bank Bhd	289,500	398,379
Riyad Bank	37,504	221,965
Sberbank of Russia PJSC, ADR	464,013	6,833,200
Shanghai Commercial & Savings Bank Ltd. (The)	229,143	394,019
Shinhan Financial Group Co. Ltd.	58,966	2,148,431
SinoPac Financial Holdings Co. Ltd.	1,169,000	479,763
SunTrust Banks, Inc.	8,142	556,424
SVB Financial Group(f)	557	123,364
Svenska Handelsbanken AB, Class A	718,731	7,213,049
Taishin Financial Holding Co. Ltd.	1,238,513	575,178
Taiwan Business Bank	1,158,700	488,460
Taiwan Cooperative Financial Holding Co. Ltd.	757,050	520,847
TCS Group Holding plc, GDR	258,934	4,924,925
Tisco Financial Group PCL, NVDR	362,400	1,169,914
Toronto-Dominion Bank (The)	3,100	177,018
United Overseas Bank Ltd.	391,900	7,715,509
US Bancorp	148,783	8,483,607
Wells Fargo & Co.	190,385	9,829,578
Zions Bancorp	1,912	92,675

		202,997,627

Beverages — 0.4%
Ambev SA(f)	1,138,409	4,927,760
Anadolu Efes Biracilik ve Malt Sanayii A/S	19,431	65,372
Arca Continental SAB de CV	91,800	513,104
Brown-Forman Corp., Class B	1,967	128,878
Carlsberg A/S, Class B	15,328	2,158,553
China Resources Beer Holdings Co. Ltd.	250,000	1,281,756
Coca-Cola Amatil Ltd.	196,987	1,382,386
Coca-Cola Co. (The)	281,567	15,325,692
Coca-Cola Femsa SAB de CV	256,016	1,408,610
Coca-Cola Femsa SAB de CV, ADR	5,729	314,981
Constellation Brands, Inc., Class A	1,807	343,926
Diageo plc.	339,715	13,904,867
Fomento Economico Mexicano SAB de CV	201,799	1,793,757
Fomento Economico Mexicano SAB de CV, ADR	28,437	2,531,462
Fraser & Neave Holdings Bhd	22,600	186,898
Heineken NV	55,923	5,710,833
Kirin Holdings Co. Ltd.	23,300	494,295
Molson Coors Brewing Co., Class B	2,030	107,022
Monster Beverage Corp.(f)	4,180	234,623
PepsiCo, Inc.	79,719	10,935,055

Security	Shares	Value

Beverages (continued)
Pernod Ricard SA	30,920	$5,711,954

		69,461,784

Biotechnology — 0.1%
3SBio, Inc.(b)(f)	135,000	251,472
AbbVie, Inc.	144,840	11,522,022
Alexion Pharmaceuticals, Inc.(f)	2,423	255,384
Amgen, Inc.	17,530	3,738,273
Biocon Ltd.	282,518	979,701
Biogen, Inc.(f)	7,734	2,310,223
Celgene Corp.(f)	13,746	1,484,980
Gilead Sciences, Inc.	44,337	2,824,710
Incyte Corp.(f)	1,929	161,882
Regeneron Pharmaceuticals, Inc.(f)	1,199	367,230
Vertex Pharmaceuticals, Inc.(f)	4,087	798,927

		24,694,804

Building Products — 0.0%
Allegion plc.	1,455	168,838
AO Smith Corp.	1,495	74,272
Fortune Brands Home & Security, Inc.	1,512	90,796
Johnson Controls International plc.	8,598	372,551
Masco Corp.	3,128	144,670

		851,127

Capital Markets — 0.1%
Affiliated Managers Group, Inc.	545	43,535
Ameriprise Financial, Inc.	1,414	213,358
Bank of New York Mellon Corp. (The)	9,269	433,326
Cboe Global Markets, Inc.	1,207	138,986
Charles Schwab Corp. (The)	12,571	511,765
CME Group, Inc.	3,869	796,047
E*TRADE Financial Corp.	2,591	108,278
Franklin Resources, Inc.	3,048	83,972
Goldman Sachs Group, Inc. (The)	3,497	746,190
Intercontinental Exchange, Inc.	6,056	571,202
Invesco Ltd.	4,163	70,022
London Stock Exchange Group plc.	64,754	5,835,555
MarketAxess Holdings, Inc.	408	150,385
Moody’s Corp.	1,758	387,973
Morgan Stanley	13,573	625,037
MSCI, Inc.	915	214,622
Nasdaq, Inc.	1,246	124,313
Northern Trust Corp.	2,322	231,457
Raymond James Financial, Inc.	1,335	111,459
S&P Global, Inc.	2,661	686,511
State Street Corp.	4,026	265,998
T. Rowe Price Group, Inc.	2,545	294,711
Yuanta Financial Holding Co. Ltd.	1,343,000	839,335

		13,484,037

Chemicals — 0.1%
Air Products & Chemicals, Inc.	2,832	603,952
Albemarle Corp.	1,140	69,244
Atul Ltd.	1,126	68,187
Celanese Corp.	1,337	161,978
CF Industries Holdings, Inc.	2,359	106,981
Corteva, Inc.	8,092	213,467
Dow, Inc.	8,031	405,485
DuPont de Nemours, Inc.	8,056	530,971
Eastman Chemical Co.	1,480	112,539
Ecolab, Inc.	3,456	663,794
FMC Corp.	1,409	128,923
International Flavors & Fragrances, Inc.	1,154	140,799
Koninklijke DSM NV	45,197	5,364,344
Linde plc.	5,813	1,153,009

12

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	2,789	$250,173
Mosaic Co. (The)	3,836	76,260
Petronas Chemicals Group Bhd	357,400	638,536
PhosAgro PJSC, GDR	20,453	257,299
PPG Industries, Inc.	2,553	319,431
Sherwin-Williams Co. (The)	887	507,648
Sika AG (Registered)	39,833	6,847,552
Sinopec Shanghai Petrochemical Co. Ltd., Class H	544,000	150,247

		18,770,819

Commercial Services & Supplies — 0.1%
Cintas Corp.	3,483	935,778
Copart, Inc.(f)	2,179	180,073
Preston Holdings LLC(d)(f)	24,388	109,746
Republic Services, Inc.	87,701	7,674,714
Rollins, Inc.	1,514	57,698
S-1 Corp.	65,275	5,257,009
Waste Management, Inc.	60,147	6,749,095

		20,964,113

Communications Equipment — 0.1%
Arista Networks, Inc.(f)	588	143,807
Cisco Systems, Inc.	348,456	16,555,145
F5 Networks, Inc.(f)	650	93,652
Juniper Networks, Inc.	3,737	92,752
Motorola Solutions, Inc.	1,789	297,547
Sercomm Corp.	25,000	65,776

		17,248,679

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA	81,206	3,295,190
Bouygues SA	204,933	8,692,864
China Communications Services Corp. Ltd., Class H	280,000	172,908
China Railway Group Ltd., Class H	299,000	180,212
Jacobs Engineering Group, Inc.	1,464	137,001
Larsen & Toubro Ltd.	256,083	5,313,224
Quanta Services, Inc.	1,529	64,294
Tekfen Holding A/S	107,448	318,128
Vinci SA	98,568	11,058,969

		29,232,790

Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd., Class H	1,012,500	6,051,441
Martin Marietta Materials, Inc.	675	176,789
Vulcan Materials Co.	1,429	204,161

		6,432,391

Consumer Finance — 0.0%
Ally Financial, Inc.	2,556	78,290
American Express Co.	7,352	862,243
Capital One Financial Corp.	14,473	1,349,607
Cembra Money Bank AG	29,373	3,114,875
Discover Financial Services	3,439	276,014
Synchrony Financial	6,595	233,265

		5,914,294

Containers & Packaging — 0.2%
Amcor plc.	1,430,413	13,696,756
Amcor plc.	17,554	167,114
Avery Dennison Corp.	910	116,353
Ball Corp.	3,588	251,052
International Paper Co.	347,237	15,167,312
Packaging Corp. of America	1,023	111,977
Sealed Air Corp.	1,662	69,422

Security	Shares	Value

Containers & Packaging (continued)
WestRock Co.	2,781	$103,926

		29,683,912

Distributors — 0.1%
Genuine Parts Co.	153,644	15,760,801
LKQ Corp.(f)	3,330	113,187

		15,873,988

Diversified Consumer Services — 0.0%
H&R Block, Inc.	67,180	1,678,828

Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B(f)	21,086	4,482,462
Industrivarden AB, Class C	103,759	2,248,112
Investor AB, Class B	4,248	217,941
Metro Pacific Investments Corp.	1,868,000	176,488

		7,125,003

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	78,576	3,024,390
BCE, Inc.	152,568	7,237,452
CenturyLink, Inc.	10,608	137,268
China Telecom Corp. Ltd., Class H	4,276,000	1,819,047
China Unicom Hong Kong Ltd.	2,092,000	2,059,572
Chunghwa Telecom Co. Ltd.	517,000	1,903,835
Emirates Telecommunications Group Co. PJSC	94,080	424,196
Hellenic Telecommunications Organization SA	42,767	648,622
HKT Trust & HKT Ltd.(g)	4,308,000	6,701,783
KT Corp., ADR	57,670	647,634
LG Uplus Corp.	4,067	46,985
Ooredoo QPSC	65,188	130,060
PCCW Ltd.	2,000,000	1,187,830
Saudi Telecom Co.	46,889	1,198,561
Tata Communications Ltd.	21,380	106,148
Telecom Italia SpA	1,393,808	806,743
Telia Co. AB	1,003,733	4,415,332
TELUS Corp.	674,489	23,991,959
Verizon Communications, Inc.	44,476	2,689,464

		59,176,881

Electric Utilities — 0.2%
Alliant Energy Corp.	2,567	136,924
American Electric Power Co., Inc.	5,336	503,665
CEZ A/S	19,416	442,888
Duke Energy Corp.	7,873	742,109
Edison International	3,869	243,360
EDP — Energias de Portugal SA	1,507,995	6,211,780
Entergy Corp.	2,149	261,060
Evergy, Inc.	93,775	5,993,160
Eversource Energy	3,497	292,839
Exelon Corp.	10,499	477,599
FirstEnergy Corp.	5,835	281,947
Iberdrola SA	559,806	5,754,245
Manila Electric Co.	18,760	125,104
Neoenergia SA	950,001	4,974,447
NextEra Energy, Inc.	5,256	1,252,715
OGE Energy Corp.	113,152	4,872,325
Pinnacle West Capital Corp.	1,214	114,262
Power Assets Holdings Ltd.	62,500	446,009
PPL Corp.	7,804	261,356
Saudi Electricity Co.	11,554	64,019
Southern Co. (The)	11,295	707,745
Tenaga Nasional Bhd	355,700	1,177,989
Xcel Energy, Inc.	5,666	359,848

		35,697,395

13

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.1%
AMETEK, Inc.	17,866	$1,637,419
Eaton Corp. plc.	4,538	395,305
Emerson Electric Co.	6,647	466,287
Rockwell Automation, Inc.	1,264	217,395
Schneider Electric SE	168,084	15,621,805

		18,338,211

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	3,214	322,461
CDW Corp.	2,180	278,844
Corning, Inc.	8,438	250,018
FLIR Systems, Inc.	1,465	75,535
Foxconn Technology Co. Ltd.	193,000	412,728
Halma plc.	117,453	2,850,048
IPG Photonics Corp.(f)	383	51,429
Keysight Technologies, Inc.(f)	2,027	204,545
Nippon Electric Glass Co. Ltd.	10,400	234,276
Samsung SDI Co. Ltd.	32,001	6,244,860
TE Connectivity Ltd.	3,630	324,885
TPK Holding Co. Ltd.(f)	27,000	58,742
WPG Holdings Ltd.	599,000	759,373

		12,067,744

Energy Equipment & Services — 0.0%
Baker Hughes Co.	7,014	150,100
Halliburton Co.	9,465	182,201
Helmerich & Payne, Inc.	1,177	44,137
National Oilwell Varco, Inc.	4,170	94,325
Schlumberger Ltd.	14,945	488,552
TechnipFMC plc.	4,535	89,476

		1,048,791

Entertainment — 0.1%
Activision Blizzard, Inc.	8,288	464,377
Electronic Arts, Inc.(f)	3,185	307,034
International Games System Co. Ltd.	42,000	540,210
NCSoft Corp.	11,247	4,991,372
NetEase, Inc., ADR	13,515	3,863,398
Netflix, Inc.(f)	4,708	1,353,126
Take-Two Interactive Software, Inc.(f)	1,223	147,188
Viacom, Inc., Class B	3,825	82,467
Walt Disney Co. (The)	19,371	2,516,680

		14,265,852

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	140,382	22,285,642
alstria office REIT-AG	631,969	11,841,228
American Tower Corp.	4,760	1,038,061
Apartment Investment & Management Co.,
Class A	1,609	88,302
Ascendas REIT	8,658,321	20,165,688
Assura plc	22,058,128	21,372,600
AvalonBay Communities, Inc.	101,742	22,145,164
Boston Properties, Inc.	129,100	17,712,520
Community Healthcare Trust, Inc.	89,538	4,335,430
Cousins Properties, Inc.	537,624	21,574,851
Crown Castle International Corp.	132,535	18,394,533
Dexus	2,002,623	16,514,571
Digital Realty Trust, Inc.	2,251	285,967
Duke Realty Corp.	3,906	137,257
EPR Properties	200,238	15,576,514
Equinix, Inc.	35,251	19,979,562
Equity Residential	3,767	333,982
Essex Property Trust, Inc.	710	232,262
Extra Space Storage, Inc.	59,749	6,708,020
Federal Realty Investment Trust	753	102,416

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Goodman Group	868,482	$8,623,388
Hansteen Holdings plc.	2,358,260	3,131,349
HCP, Inc.	5,307	199,649
Host Hotels & Resorts, Inc.	7,887	129,268
Hudson Pacific Properties, Inc.	299,715	10,765,763
Iron Mountain, Inc.	3,102	101,746
Kenedix Office Investment Corp.	2,984	23,376,831
Kimco Realty Corp.	4,561	98,335
Link REIT	1,277,500	13,913,767
Macerich Co. (The)	1,185	32,587
Medical Properties Trust, Inc.	282,577	5,857,821
Mid-America Apartment Communities, Inc.	1,232	171,236
Mitsui Fudosan Logistics Park, Inc.	113	471,400
National Storage REIT	11,132,844	14,285,414
Omega Healthcare Investors, Inc.	197,651	8,704,550
Plymouth Industrial REIT, Inc.	214,502	4,045,508
Prologis, Inc.	279,759	24,551,650
PRS REIT plc (The)	966,980	1,115,180
Public Storage	1,623	361,702
Realty Income Corp.	3,439	281,276
Regency Centers Corp.	150,383	10,111,753
RioCan REIT	1,207,862	24,237,941
Sabana Shari’ah Compliant Industrial REIT	5,239,300	1,771,530
SBA Communications Corp.	1,222	294,074
Scentre Group	3,769,848	9,960,489
Secure Income REIT plc.	1,320,784	7,413,573
Segro plc.	842,413	9,215,412
Simon Property Group, Inc.	102,071	15,380,058
SL Green Realty Corp.	9,010	753,236
Spirit Realty Capital, Inc.	447,491	22,302,951
STAG Industrial, Inc.	267,591	8,306,025
Sun Communities, Inc.	108,448	17,639,067
Target Healthcare REIT plc.	6,424,186	9,320,157
UDR, Inc.	3,164	158,991
Unibail-Rodamco-Westfield	29,653	4,585,431
Unibail-Rodamco-Westfield	44,636	6,902,348
Ventas, Inc.	4,026	262,093
VEREIT, Inc.	912,489	8,978,892
VICI Properties, Inc.	633,176	14,911,295
Vicinity Centres	161,848	297,917
Vornado Realty Trust	1,711	112,293
Welltower, Inc.	4,379	397,132
Weyerhaeuser Co.	8,050	235,141

		514,590,789

Food & Staples Retailing — 0.1%
BIM Birlesik Magazalar A/S	8,000	66,214
Cia Brasileira de Distribuicao, ADR(f)	57,213	1,179,732
Costco Wholesale Corp.	4,729	1,405,033
CP ALL PCL, NVDR	889,300	2,298,612
Kroger Co. (The)	8,632	212,693
Loblaw Cos. Ltd.	7,774	414,582
Pick n Pay Stores Ltd.	29,044	127,051
President Chain Store Corp.	94,000	937,755
Sysco Corp.	5,545	442,879
Walgreens Boots Alliance, Inc.	8,198	449,086
Wal-Mart de Mexico SAB de CV	2,567,073	7,693,279
Walmart, Inc.	15,293	1,793,257
X5 Retail Group NV, GDR	180,235	6,027,373

		23,047,546

Food Products — 0.3%
Almarai Co. JSC	34,243	455,476
Archer-Daniels-Midland Co.	6,019	253,039
Campbell Soup Co.	1,822	84,377

14

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Conagra Brands, Inc.	5,258	$142,229
Dali Foods Group Co. Ltd.(b)	221,500	151,435
General Mills, Inc.	60,449	3,074,436
Hershey Co. (The)	2,278	334,570
Hormel Foods Corp.	3,000	122,670
Indofood CBP Sukses Makmur Tbk. PT	406,200	336,304
IOI Corp. Bhd	171,700	179,206
JBS SA	320,900	2,263,623
JM Smucker Co. (The)	1,232	130,198
Kellogg Co.	2,687	170,705
Kraft Heinz Co. (The)	6,723	217,355
Kuala Lumpur Kepong Bhd	48,700	252,503
Lamb Weston Holdings, Inc.	1,574	122,835
McCormick & Co., Inc. (Non-Voting)	1,330	213,718
Mondelez International, Inc., Class A	105,599	5,538,667
Nestle India Ltd.	5,511	1,159,834
Nestle Malaysia Bhd	6,300	218,030
Nestle SA (Registered)	306,623	32,802,941
Orkla ASA	17,440	167,630
QL Resources Bhd	117,900	205,028
Savola Group (The)(f)	43,351	357,184
Sime Darby Plantation Bhd	120,200	140,960
Standard Foods Corp.	63,000	127,211
Tingyi Cayman Islands Holding Corp.	490,000	651,845
Tyson Foods, Inc., Class A	3,184	263,603
Uni-President China Holdings Ltd.	45,000	46,482
Uni-President Enterprises Corp.	595,000	1,469,877
Want Want China Holdings Ltd.	906,000	763,223

		52,417,194

Gas Utilities — 0.1%
Atmos Energy Corp.	1,277	143,637
Beijing Enterprises Holdings Ltd.	104,500	492,028
China Resources Gas Group Ltd.	122,000	735,576
ENN Energy Holdings Ltd.	822,300	9,381,249
GAIL India Ltd.	322,031	622,828
Kunlun Energy Co. Ltd.	1,454,000	1,353,291
Petronas Gas Bhd	58,600	233,362
Snam SpA	378,240	1,941,848

		14,903,819

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	19,006	1,589,092
ABIOMED, Inc.(f)	490	101,714
Align Technology, Inc.(f)	785	198,048
Ansell Ltd.	259,521	4,935,254
Baxter International, Inc.	36,322	2,785,898
Becton Dickinson and Co.	2,917	746,752
Boston Scientific Corp.(f)	15,052	627,668
Cooper Cos., Inc. (The)	536	155,976
Danaher Corp.	6,866	946,272
Dentsply Sirona, Inc.	2,422	132,677
Edwards Lifesciences Corp.(f)	2,430	579,263
Hartalega Holdings Bhd	223,800	281,541
Hologic, Inc.(f)	46,216	2,232,695
IDEXX Laboratories, Inc.(f)	930	265,059
Intuitive Surgical, Inc.(f)	1,245	688,423
Koninklijke Philips NV	255,048	11,190,006
Medtronic plc.	108,250	11,788,425
ResMed, Inc.	1,552	229,572
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	29,339	739,922
STERIS plc.	18,570	2,628,955
Stryker Corp.	3,467	749,808
Teleflex, Inc.	500	173,705

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc.(f)	984	$118,877
Zimmer Biomet Holdings, Inc.	2,219	306,732

		44,192,334

Health Care Providers & Services — 0.2%
AmerisourceBergen Corp.	55,748	4,759,764
Anthem, Inc.	4,914	1,322,259
Bumrungrad Hospital PCL, NVDR	194,400	775,882
Cardinal Health, Inc.	3,222	159,328
Centene Corp.(f)	4,469	237,214
Cigna Corp.	4,080	728,117
CVS Health Corp.	13,985	928,464
DaVita, Inc.(f)	1,046	61,296
HCA Healthcare, Inc.	2,874	383,794
Henry Schein, Inc.(f)	1,602	100,261
Humana, Inc.	1,460	429,532
IHH Healthcare Bhd	354,100	482,599
Laboratory Corp. of America Holdings(f)	1,056	173,997
McKesson Corp.	17,764	2,362,612
Mediclinic International plc.	860,852	4,061,220
Notre Dame Intermedica Participacoes SA	235,448	3,513,667
Quest Diagnostics, Inc.	30,867	3,125,284
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	50,700	133,322
Sinopharm Group Co. Ltd., Class H	396,400	1,419,608
Sonic Healthcare Ltd.	375,448	7,394,447
UnitedHealth Group, Inc.	14,797	3,739,202
Universal Health Services, Inc., Class B	878	120,690
WellCare Health Plans, Inc.(f)	544	161,350

		36,573,909

Health Care Technology — 0.0%
Cerner Corp.	3,441	230,960

Hotels, Restaurants & Leisure — 0.2%
Arcos Dorados Holdings, Inc., Class A	8,244	61,583
Carnival Corp.	4,327	185,585
Chipotle Mexican Grill, Inc.(f)	276	214,772
Compass Group plc.	31,765	845,714
Crown Resorts Ltd.	155,395	1,334,938
Darden Restaurants, Inc.	1,327	148,982
Genting Bhd	325,600	452,295
Genting Malaysia Bhd	493,100	378,202
Genting Singapore Ltd.	6,617,000	4,565,163
Hilton Worldwide Holdings, Inc.	3,100	300,576
Indian Hotels Co. Ltd. (The)	53,502	114,522
International Game Technology plc.	18,953	250,938
Jollibee Foods Corp.	46,220	211,195
Kangwon Land, Inc.	27,311	735,325
Las Vegas Sands Corp.	3,660	226,334
Leejam Sports Co. JSC	3,407	70,109
Marriott International, Inc., Class A	2,954	373,829
McDonald’s Corp.	9,889	1,945,166
MGM Resorts International	5,634	160,569
Norwegian Cruise Line Holdings Ltd.(f)	2,330	118,271
OPAP SA	77,771	845,792
Royal Caribbean Cruises Ltd.	32,301	3,515,318
Saudi Airlines Catering Co.	7,727	178,359
Starbucks Corp.	12,872	1,088,456
Vail Resorts, Inc.	2,776	645,059
Wynn Macau Ltd.	2,642,400	5,734,223
Wynn Resorts Ltd.	1,047	127,043
Yum China Holdings, Inc.	5,910	251,175
Yum! Brands, Inc.	70,275	7,147,670

		32,227,163

15

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 0.2%
Arcelik A/S(f)	105,628	$327,240
Barratt Developments plc	967,018	7,908,089
DR Horton, Inc.	53,342	2,793,521
Garmin Ltd	6,161	577,594
Haier Electronics Group Co. Ltd.	2,853,000	8,145,569
Leggett & Platt, Inc.	1,414	72,538
Lennar Corp., Class A	3,073	183,151
LG Electronics, Inc.	27,402	1,570,388
Mohawk Industries, Inc.(f)	647	92,767
Newell Brands, Inc.	4,118	78,118
NVR, Inc.(f)	37	134,554
Persimmon plc	99,154	2,924,675
PulteGroup, Inc.	3,886	152,487
Taylor Wimpey plc	4,218,417	9,047,252
Whirlpool Corp.	686	104,354

		34,112,297

Household Products — 0.1%
Church & Dwight Co., Inc.	25,280	1,768,083
Clorox Co. (The)	1,359	200,711
Colgate-Palmolive Co.	9,271	635,990
Hindustan Unilever Ltd.	77,249	2,367,699
Kimberly-Clark Corp.	30,234	4,017,494
Kimberly-Clark de Mexico SAB de CV, Class A(f)	262,100	526,612
Procter & Gamble Co. (The)	99,030	12,330,225

		21,846,814

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	7,173	122,300
CGN Power Co. Ltd., Class H(b)	2,420,000	630,019
China Yangtze Power Co. Ltd., Class A	809,500	2,050,235
CK Power PCL, NVDR	314,500	63,015
Electricity Generating PCL, NVDR	85,800	986,070
Huadian Power International Corp. Ltd., Class A	258,600	129,031
Huaneng Power International, Inc., Class A	151,500	122,454
NRG Energy, Inc.	2,734	109,688
Ratch Group PCL, NVDR	335,300	816,765
SDIC Power Holdings Co. Ltd., Class A	627,017	741,346
Shenergy Co. Ltd., Class A	449,800	369,283
Sichuan Chuantou Energy Co. Ltd., Class A	213,300	292,085

		6,432,291

Industrial Conglomerates — 0.1%
3M Co.	53,675	8,855,838
Ayala Corp.	20,960	354,879
Far Eastern New Century Corp.	75,000	72,941
General Electric Co.	94,303	941,144
Honeywell International, Inc.	7,737	1,336,412
Industries Qatar QSC	111,170	318,732
KOC Holding A/S	79,013	258,989
Roper Technologies, Inc.	1,124	378,743
SK Holdings Co. Ltd.	29,355	6,512,536
SM Investments Corp.	19,980	405,043

		19,435,257

Insurance — 0.6%
Aflac, Inc.	8,000	425,280
Allianz SE (Registered)	49,763	12,153,255
Allstate Corp. (The)	25,368	2,699,663
American Financial Group, Inc.	13,918	1,448,029
American International Group, Inc.	9,400	497,824
Aon plc	2,548	492,172
Arthur J Gallagher & Co.	2,011	183,443
Assurant, Inc.	661	83,332
BB Seguridade Participacoes SA	638,183	5,402,397

Security	Shares	Value

Insurance (continued)
China Development Financial Holding Corp.	1,432,000	$446,589
China Life Insurance Co. Ltd.(f)	242,691	200,018
China Pacific Insurance Group Co. Ltd., Class A	170,450	832,966
China Pacific Insurance Group Co. Ltd., Class H	31,200	113,202
Chubb Ltd.	4,925	750,668
Cincinnati Financial Corp.	1,641	185,778
Everest Re Group Ltd.	440	113,120
Fidelity National Financial, Inc.	4,079	186,981
Fubon Financial Holding Co. Ltd.	689,000	1,008,032
Globe Life, Inc.	1,085	105,603
Hartford Financial Services Group, Inc. (The)	3,907	223,012
Japan Post Holdings Co. Ltd.	174,100	1,598,104
Lincoln National Corp.	2,163	122,166
Loews Corp.	2,810	137,690
Marsh & McLennan Cos., Inc.	5,471	566,905
MetLife, Inc.	78,599	3,677,647
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	20,482	5,690,715
Phoenix Group Holdings plc	795,162	7,263,120
Ping An Insurance Group Co. of China Ltd., Class H	759,000	8,760,219
Powszechny Zaklad Ubezpieczen SA	23,218	224,683
Principal Financial Group, Inc.	2,802	149,571
Progressive Corp. (The)	6,318	440,365
Prudential Financial, Inc.	4,344	395,912
Prudential plc	413,827	7,228,249
Sampo OYJ, Class A	194,869	7,985,702
Samsung Fire & Marine Insurance Co. Ltd.	1,902	353,817
SCOR SE	283,440	11,955,255
Travelers Cos., Inc. (The)	2,814	368,803
Unum Group	5,873	161,742
Willis Towers Watson plc	1,394	260,539
Zurich Insurance Group AG	30,222	11,837,966

		96,730,534

Interactive Media & Services — 0.1%
Alphabet, Inc., Class A(f)	5,473	6,889,413
Alphabet, Inc., Class C(f)	3,539	4,459,529
Auto Trader Group plc(b)	942,095	6,864,381
Facebook, Inc., Class A(f)	25,870	4,957,986
Just Dial Ltd.(f)	5,422	44,997
Kakaku.com, Inc.	33,000	766,256
TripAdvisor, Inc.(f)	1,129	45,612
Twitter, Inc.(f)	8,353	250,339

		24,278,513

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.(f)	6,454	11,466,564
Booking Holdings, Inc.(f)(h)	459	940,385
eBay, Inc.	30,286	1,067,582
Expedia Group, Inc.	27,056	3,697,473
JD.com, Inc., ADR(f)	40,680	1,267,182

		18,439,186

IT Services — 0.4%
Accenture plc, Class A	6,851	1,270,312
Akamai Technologies, Inc.(f)	26,751	2,313,961
Alliance Data Systems Corp.	441	44,100
Automatic Data Processing, Inc.	52,932	8,587,158
Broadridge Financial Solutions, Inc.	10,099	1,264,597
CGI, Inc.(f)	61,514	4,781,568
Cognizant Technology Solutions Corp., Class A	5,968	363,690
DXC Technology Co.	2,831	78,334
Fidelity National Information Services, Inc.	66,605	8,775,875
Fiserv, Inc.(f)	6,168	654,671

16

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
FleetCor Technologies, Inc.(f)	935	$275,096
Gartner, Inc.(f)	974	150,074
Global Payments, Inc.	3,242	548,482
Infosys Ltd.	137,129	1,318,614
Infosys Ltd., ADR	117,870	1,130,373
International Business Machines Corp.	9,526	1,273,912
Jack Henry & Associates, Inc.	832	117,778
Leidos Holdings, Inc.	1,461	125,982
Mastercard, Inc., Class A	9,600	2,657,376
Mphasis Ltd.	22,325	299,094
Obic Co. Ltd.	6,000	751,231
Paychex, Inc.	219,731	18,378,301
PayPal Holdings, Inc.(f)	12,653	1,317,177
Tata Consultancy Services Ltd.	63,914	2,045,185
VeriSign, Inc.(f)	1,126	213,963
Visa, Inc., Class A	18,571	3,321,609
Western Union Co. (The)	4,580	114,775

		62,173,288

Leisure Products — 0.0%
Hasbro, Inc.	50,142	4,879,318

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	3,344	253,308
Illumina, Inc.(f)	1,588	469,286
IQVIA Holdings, Inc.(f)	1,969	284,363
Lonza Group AG (Registered)(f)	14,062	5,068,402
Mettler-Toledo International, Inc.(f)	266	187,514
PerkinElmer, Inc.	1,200	103,152
Thermo Fisher Scientific, Inc.	4,307	1,300,628
Waters Corp.(f)	721	152,578

		7,819,231

Machinery — 0.2%
Caterpillar, Inc.	6,079	837,686
CRRC Corp. Ltd., Class H	266,000	177,910
Cummins, Inc.	1,705	294,079
Deere & Co.	3,402	592,424
Dover Corp.	1,572	163,315
Flowserve Corp.	1,417	69,206
Fortive Corp.	3,191	220,179
IDEX Corp.	820	127,535
Illinois Tool Works, Inc.	3,181	536,253
Ingersoll-Rand plc	2,610	331,183
Kone OYJ, Class B	212,681	13,542,647
PACCAR, Inc.	25,245	1,920,135
Parker-Hannifin Corp.	1,388	254,684
Pentair plc	1,807	74,936
Snap-on, Inc.	597	97,114
Stanley Black & Decker, Inc.	1,640	248,181
Volvo AB, Class B	767,188	11,496,909
Wabtec Corp.	1,968	136,520
Weichai Power Co. Ltd., Class H	565,000	889,321
Xylem, Inc.	1,945	149,162
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	489,560	405,913

		32,565,292

Marine — 0.0%
MISC Bhd	115,600	230,252
Projector SA(d)(f)	24,388	—

		230,252

Media — 0.0%
CBS Corp. (Non-Voting), Class B	3,536	127,437
Charter Communications, Inc., Class A(f)	1,747	817,351
Cheil Worldwide, Inc.	18,352	390,081

Security	Shares	Value

Media (continued)
China South Publishing & Media Group Co. Ltd., Class A	182,801	$299,700
Comcast Corp., Class A	73,521	3,295,211
Cyfrowy Polsat SA	3,304	23,966
Discovery, Inc., Class A(f)	1,699	45,796
Discovery, Inc., Class C(f)	3,749	94,625
DISH Network Corp., Class A(f)	2,587	88,941
Fox Corp., Class A	3,830	122,713
Fox Corp., Class B	1,746	54,545
Interpublic Group of Cos., Inc. (The)	4,184	91,002
Megacable Holdings SAB de CV	36,500	149,840
MultiChoice Group(f)	10,237	85,258
News Corp., Class A	4,147	56,856
News Corp., Class B	1,309	18,483
Omnicom Group, Inc.	2,351	181,474
SES SA, FDR	14,673	284,435

		6,227,714

Metals & Mining — 0.1%
Alrosa PJSC	768,120	892,914
BHP Group Ltd.	183,606	4,500,634
Cia de Minas Buenaventura SAA, ADR	92,061	1,412,216
Freeport-McMoRan, Inc.	15,678	153,958
Gold Fields Ltd.	25,484	158,265
Highland Gold Mining Ltd.	34,715	91,793
Hochschild Mining plc	107,064	278,368
Newmont Goldcorp Corp.	8,860	352,008
Nucor Corp.	3,276	176,413
Rio Tinto plc	98,594	5,132,983
Zhaojin Mining Industry Co. Ltd., Class H	342,000	382,485
Zijin Mining Group Co. Ltd., Class H	1,458,000	505,036

		14,037,073

Multiline Retail — 0.1%
Canadian Tire Corp. Ltd., Class A	1,390	149,849
Dollar General Corp.	23,503	3,768,471
Dollar Tree, Inc.(f)	2,557	282,293
Harvey Norman Holdings Ltd.	140,919	397,605
Kohl’s Corp.	1,719	88,116
Macy’s, Inc.	21,111	320,043
Nordstrom, Inc.	1,149	41,249
Target Corp.	26,190	2,799,973
Wesfarmers Ltd.	5,172	142,100

		7,989,699

Multi-Utilities — 0.1%
Ameren Corp.	2,656	206,371
CenterPoint Energy, Inc.	5,427	157,763
CMS Energy Corp.	3,067	196,043
Consolidated Edison, Inc.	3,589	330,978
Dominion Energy, Inc.	8,881	733,126
DTE Energy Co.	3,849	490,055
Engie SA	488,253	8,175,691
NiSource, Inc.	4,034	113,113
Public Service Enterprise Group, Inc.	5,464	345,926
Qatar Electricity & Water Co. QSC	31,180	134,510
Sempra Energy	2,967	428,761
WEC Energy Group, Inc.	3,409	321,810

		11,634,147

Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	417,936	2,691,508
Apache Corp.	4,063	88,005
BP Midstream Partners LP	297,284	4,384,939
BP plc	1,838,312	11,657,407
Cabot Oil & Gas Corp.	4,521	84,271

17

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc.(f)	264,594	$16,285,761
Chevron Corp.	20,415	2,370,998
China Coal Energy Co. Ltd., Class H	194,000	77,364
China Petroleum & Chemical Corp., Class H	3,226,000	1,834,869
China Petroleum & Chemical Corp., ADR	4,083	230,648
China Shenhua Energy Co. Ltd., Class H	486,000	987,037
Cimarex Energy Co.	1,091	46,062
CNOOC Ltd.	3,919,000	5,832,454
CNOOC Ltd., ADR	3,055	453,790
Concho Resources, Inc.	2,173	146,721
ConocoPhillips	11,996	662,179
Devon Energy Corp.	15,371	311,724
Diamondback Energy, Inc.	1,762	151,109
Ecopetrol SA, ADR	283,806	5,179,460
Energy Transfer Equity LP	5,416,094	68,188,623
EnLink Midstream LLC(f)	678,966	4,243,538
Enterprise Products Partners LP	2,806,935	73,064,518
EOG Resources, Inc.	6,271	434,643
EQM Midstream Partners LP	563,808	16,846,583
Exxon Mobil Corp.	45,499	3,074,367
Genesis Energy LP	1,405,370	28,346,313
Hess Corp.	2,797	183,903
HollyFrontier Corp.	1,636	89,882
Kinder Morgan, Inc.	733,921	14,663,742
LUKOIL PJSC	25,107	2,319,455
Magellan Midstream Partners LP	889,084	55,407,715
Marathon Oil Corp.	8,688	100,173
Marathon Petroleum Corp.	7,114	454,940
MOL Hungarian Oil & Gas plc	49,006	484,633
MPLX LP	2,156,203	56,859,073
Noble Energy, Inc.	5,168	99,536
Occidental Petroleum Corp.	9,666	391,473
ONEOK, Inc.	416,630	29,093,273
PetroChina Co. Ltd., Class H	1,562,000	761,728
PetroChina Co. Ltd., ADR	6,580	317,353
Petroleo Brasileiro SA(f)	452,157	3,684,451
Petroleo Brasileiro SA, ADR(f)	225,983	3,669,964
Petronas Dagangan Bhd.	10,800	60,895
Petronet LNG Ltd.	1,957,442	7,898,650
Phillips 66	4,847	566,227
Phillips 66 Partners LP	302,734	16,919,803
Pioneer Natural Resources Co.	1,806	222,174
Plains All American Pipeline LP	3,342,085	60,592,001
Qatar Gas Transport Co. Ltd.	8,246,883	5,561,720
Shell Midstream Partners LP	813,387	16,690,701
Tallgrass Energy LP, Class A	960,633	17,925,412
Targa Resources Corp.	244,411	9,502,700
TOTAL SA	233,302	12,334,267
Tupras Turkiye Petrol Rafinerileri A/S	12,487	271,796
Valero Energy Corp.	4,478	434,276
Williams Cos., Inc. (The)	481,601	10,744,518
Yanzhou Coal Mining Co. Ltd., Class H	598,000	606,715

		576,588,040

Personal Products — 0.1%
Colgate-Palmolive India Ltd.	7,073	154,276
Coty, Inc., Class A	3,163	36,976
Dabur India Ltd.	33,563	218,359
Estee Lauder Cos., Inc. (The), Class A	2,390	445,185
Marico Ltd.	139,105	717,419
Pola Orbis Holdings, Inc.	11,000	248,224
Unilever plc	224,717	13,455,824

		15,276,263

Security	Shares	Value

Pharmaceuticals — 1.0%
Allergan plc	3,545	$624,310
AstraZeneca plc	55,223	5,385,196
Asymchem Laboratories Tianjin Co. Ltd., Class A	250,800	4,542,898
Bristol-Myers Squibb Co.	17,590	1,009,138
China Medical System Holdings Ltd.	137,000	185,789
China Resources Pharmaceutical Group Ltd.(b)	216,500	199,939
Dr Reddy’s Laboratories Ltd.	48,575	1,907,137
Dr Reddy’s Laboratories Ltd., ADR	11,395	446,114
Eli Lilly & Co.	46,145	5,258,223
GlaxoSmithKline plc	1,096,871	25,123,766
Ipca Laboratories Ltd.	9,436	130,348
Jazz Pharmaceuticals plc(f)	11,269	1,415,725
Johnson & Johnson	208,173	27,487,163
Merck & Co., Inc.	116,233	10,072,752
Mylan NV(f)	5,574	106,742
Novartis AG (Registered)	221,099	19,318,586
Novo Nordisk A/S, Class B	303,428	16,685,115
Perrigo Co. plc	1,463	77,568
Pfizer, Inc.	531,967	20,411,574
Richter Gedeon Nyrt.	28,916	535,905
Roche Holding AG	39,977	12,031,317
Sanofi SA	202,117	18,632,591
Tong Ren Tang Technologies Co. Ltd., Class H	121,000	120,468
Zoetis, Inc.	5,160	660,067

		172,368,431

Professional Services — 0.1%
Equifax, Inc.	1,306	178,543
Experian plc	41,284	1,301,326
IHS Markit Ltd.(f)	4,334	303,467
Nielsen Holdings plc	3,843	77,475
Randstad NV	9,526	528,664
RELX plc	461,346	11,104,615
Robert Half International, Inc.	1,264	72,389
SGS SA (Registered)	1,976	5,153,616
Thomson Reuters Corp.	1,689	113,502
Verisk Analytics, Inc.	1,767	255,685
Wolters Kluwer NV	5,187	382,038

		19,471,320

Real Estate Management & Development — 0.3%
Barwa Real Estate Co.	185,470	173,125
CBRE Group, Inc., Class A(f)	3,634	194,601
Emaar Development PJSC	157,196	173,343
Entra ASA(b)	931,000	13,941,888
ESR Cayman Ltd.(b)(f)	2,363,000	5,066,189
Hang Lung Properties Ltd.	1,506,000	3,310,494
Land & Houses PCL, NVDR	12,621,600	4,055,193
LEG Immobilien AG	38,997	4,479,349
Megaworld Corp.	1,441,000	137,067
Multiplan Empreendimentos Imobiliarios SA(f)	42,450	308,545
Shui On Land Ltd.	419,500	84,421
Swire Pacific Ltd., Class A	72,000	686,325
Vonovia SE	404,571	21,545,379
Yuexiu Property Co. Ltd.	1,896,000	417,618

		54,573,537

Road & Rail — 0.0%
BTS Group Holdings PCL, NVDR	176,500	78,349
CSX Corp.	14,737	1,035,569
Daqin Railway Co. Ltd., Class A	1,392,957	1,507,053
JB Hunt Transport Services, Inc.	923	108,508
Kansas City Southern	1,087	153,028
Norfolk Southern Corp.	13,362	2,431,884

18

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Union Pacific Corp.	7,576	$1,253,525

		6,567,916

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc.(f)	11,730	397,999
Analog Devices, Inc.	21,697	2,313,551
Applied Materials, Inc.	9,982	541,623
ASML Holding NV	22,954	6,016,579
Broadcom, Inc.	4,281	1,253,691
Intel Corp.	47,638	2,692,976
KLA Corp.	1,721	290,918
Lam Research Corp.	1,562	423,365
Maxim Integrated Products, Inc.	2,931	171,932
MediaTek, Inc.	75,000	1,001,614
Microchip Technology, Inc.	2,572	242,514
Micron Technology, Inc.(f)	11,928	567,176
NVIDIA Corp.	6,549	1,316,480
Powertech Technology, Inc.	558,000	1,758,844
Qorvo, Inc.(f)	1,273	102,935
QUALCOMM, Inc.	13,073	1,051,592
Realtek Semiconductor Corp.(f)	269,000	1,995,430
Skyworks Solutions, Inc.	1,855	168,916
Taiwan Semiconductor Manufacturing Co. Ltd.	2,161,000	21,177,376
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	179,236	9,253,955
Texas Instruments, Inc.	65,827	7,766,928
Xilinx, Inc.	2,730	247,720

		60,754,114

Software — 0.2%
Adobe, Inc.(f)	5,220	1,450,795
ANSYS, Inc.(f)	909	200,116
Autodesk, Inc.(f)	2,373	349,685
Cadence Design Systems, Inc.(f)	3,027	197,814
Citrix Systems, Inc.	1,330	144,784
Fortinet, Inc.(f)	1,534	125,113
Intuit, Inc.	4,588	1,181,410
Microsoft Corp.	86,944	12,465,161
Oracle Corp.	139,388	7,595,252
salesforce.com, Inc.(f)	14,140	2,212,769
Symantec Corp.	6,144	140,575
Synopsys, Inc.(f)	1,624	220,458
TOTVS SA(f)	10,000	155,592
Trend Micro, Inc.	43,000	2,170,393

		28,609,917

Specialty Retail — 0.2%
Advance Auto Parts, Inc.	771	125,272
AutoZone, Inc.(f)	1,311	1,500,282
Best Buy Co., Inc.	26,808	1,925,619
CarMax, Inc.(f)	1,789	166,681
Com7 PCL, NVDR	407,100	387,941
Fawaz Abdulaziz Al Hokair & Co.(f)	40,979	267,811
Gap, Inc. (The)	2,303	37,447
Home Depot, Inc. (The)	39,252	9,207,734
Home Product Center PCL, NVDR	5,011,400	2,854,006
Hotai Motor Co. Ltd.	8,000	141,522
Jarir Marketing Co.	10,345	437,012
L Brands, Inc.	2,497	42,549
Lowe’s Cos., Inc.	8,300	926,363
O’Reilly Automotive, Inc.(f)	827	360,167
Ross Stores, Inc.	3,941	432,209
Tiffany & Co.	1,175	146,299
TJX Cos., Inc. (The)	13,064	753,140
Topsports International Holdings Ltd.(b)(f)	3,081,000	3,715,625
Tractor Supply Co.	1,289	122,481

Security	Shares	Value

Specialty Retail (continued)
Ulta Beauty, Inc.(f)	636	$148,283
United Electronics Co.	11,101	211,566
Vivo Energy plc(b)	2,043,182	3,228,895
Yamada Denki Co. Ltd.	137,700	665,570

		27,804,474

Technology Hardware, Storage & Peripherals — 0.2%
Acer, Inc.	172,000	100,361
Advantech Co. Ltd.	146,000	1,442,458
Apple, Inc.	68,659	17,079,613
Chicony Electronics Co. Ltd.	281,326	874,007
FUJIFILM Holdings Corp.	13,800	605,851
Hewlett Packard Enterprise Co.	14,108	231,512
HP, Inc.	98,208	1,705,873
Lenovo Group Ltd.	2,954,000	2,059,361
Lite-On Technology Corp.	2,618,000	4,314,002
NetApp, Inc.	2,571	143,668
Quanta Computer, Inc.	288,000	552,465
Seagate Technology plc	2,558	148,441
Western Digital Corp.	3,199	165,228
Wistron Corp.	1,986,000	1,820,766
Xerox Holdings Corp.	2,056	69,760

		31,313,366

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG	2,334	720,671
Capri Holdings Ltd.(f)	1,630	50,644
Cie Financiere Richemont SA (Registered)	54,708	4,299,019
Feng TAY Enterprise Co. Ltd.	117,800	795,779
Gildan Activewear, Inc.	11,655	297,768
Hanesbrands, Inc.	3,888	59,137
Li Ning Co. Ltd.	1,872,500	6,349,315
LVMH Moet Hennessy Louis Vuitton SE	14,495	6,190,177
NIKE, Inc., Class B	13,462	1,205,522
Pou Chen Corp.	352,000	470,601
PVH Corp.	797	69,467
Ralph Lauren Corp.	39,497	3,794,082
Tapestry, Inc.	3,100	80,166
Under Armour, Inc., Class A(f)	2,023	41,775
Under Armour, Inc., Class C(f)	2,090	38,665
VF Corp.	3,528	290,319
Yue Yuen Industrial Holdings Ltd.	74,500	209,955

		24,963,062

Thrifts & Mortgage Finance — 0.0%
Housing Development Finance Corp. Ltd.	41,313	1,239,889
LIC Housing Finance Ltd.	9,973	57,927

		1,297,816

Tobacco — 0.3%
Altria Group, Inc.	413,601	18,525,189
British American Tobacco plc	377,672	13,209,409
Gudang Garam Tbk. PT	92,500	369,419
Imperial Brands plc	297,482	6,525,406
KT&G Corp.	573	49,187
Philip Morris International, Inc.	184,395	15,017,129

		53,695,739

Trading Companies & Distributors — 0.0%
BOC Aviation Ltd.(b)	602,200	5,657,610
Fastenal Co.	6,196	222,684
United Rentals, Inc.(f)	834	111,398
WW Grainger, Inc.	478	147,626

		6,139,318

19

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.1%
Anhui Expressway Co. Ltd., Class H	66,000	$38,763
Bangkok Expressway & Metro PCL, NVDR	1,237,400	442,591
DP World plc	338,642	4,495,114
Grupo Aeroportuario del Centro Norte SAB de CV	33,969	235,725
Grupo Aeroportuario del Pacifico SAB de CV, Class B	576,596	6,043,670
International Container Terminal Services, Inc.	83,640	195,532
Jiangsu Expressway Co. Ltd., Class H	5,840,000	7,758,726
Macquarie Infrastructure Corp.	67,314	2,903,926
Malaysia Airports Holdings Bhd	122,700	232,234
Taiwan High Speed Rail Corp.	636,000	752,634
Westports Holdings Bhd	58,800	60,152
Zhejiang Expressway Co. Ltd., Class H	360,000	294,793

		23,453,860

Water Utilities — 0.0%
Aguas Andinas SA, Class A	306,069	140,323
American Water Works Co., Inc.	1,952	240,623
Guangdong Investment Ltd.	154,000	333,302

		714,248

Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL, NVDR	140,600	1,066,596
America Movil SAB de CV	1,417,135	1,121,980
Axiata Group Bhd	358,900	368,900
China Mobile Ltd.	833,500	6,773,605
DiGi.Com Bhd	286,900	322,203
Etihad Etisalat Co.(f)	196,381	1,177,879
Far EasTone Telecommunications Co. Ltd.	189,000	453,492
Globe Telecom, Inc.	3,115	111,967
Intouch Holdings PCL, NVDR	24,000	52,459
Maxis Bhd	163,400	210,400
Mobile Telecommunications Co. Saudi Arabia(f)	215,442	694,368
Mobile TeleSystems PJSC	626,361	2,787,834
Mobile TeleSystems PJSC, ADR	5,576	49,905
NTT DOCOMO, Inc.	181,500	4,975,844
Rogers Communications, Inc., Class B	321,658	15,143,886
SK Telecom Co. Ltd.	434	88,708
Taiwan Mobile Co. Ltd.	262,000	976,889
Tele2 AB, Class B	806,737	11,548,566
T-Mobile US, Inc.(f)	3,416	282,367
Vodafone Group plc	2,605,775	5,317,661

		53,525,509

Total Common Stocks — 17.3% (Cost: $2,737,551,108)		2,939,294,443

	Par (000)

Corporate Bonds — 30.0%

Aerospace & Defense — 0.8%
Arconic, Inc.:
6.15%, 08/15/20	1,625	1,671,906
5.40%, 04/15/21	1,000	1,031,660
5.87%, 02/23/22	2,270	2,427,334
5.13%, 10/01/24	9,975	10,698,187
5.90%, 02/01/27	2,650	2,946,558
BBA US Holdings, Inc.(b):
5.38%, 05/01/26	1,868	1,952,060
4.00%, 03/01/28	2,876	2,854,430
Boeing Co. (The):
2.30%, 08/01/21	1,900	1,911,328
2.70%, 05/01/22	245	248,893

Security		Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc.(b):
8.75%, 12/01/21	USD	2,727	$2,887,211
5.75%, 03/15/22		2,644	2,591,120
6.00%, 10/15/22		1,000	975,000
6.13%, 01/15/23		527	512,507
7.50%, 12/01/24		650	630,094
7.50%, 03/15/25		4,012	3,833,065
7.88%, 04/15/27		9,830	9,264,775
BWX Technologies, Inc., 5.38%, 07/15/26(b)		2,827	2,993,934
F-Brasile SpA, Series XR, 7.38%, 08/15/26(b)		1,723	1,800,535
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		8,049	8,531,940
L3Harris Technologies, Inc., 4.95%, 02/15/21(b)		500	514,016
TransDigm UK Holdings plc, 6.88%, 05/15/26		4,295	4,574,175
TransDigm, Inc.:
6.00%, 07/15/22		1,513	1,538,721
6.50%, 07/15/24		3,500	3,613,750
6.50%, 05/15/25		525	542,561
6.25%, 03/15/26(b)		44,910	48,109,838
6.38%, 06/15/26		952	996,030
7.50%, 03/15/27		3,005	3,226,679
5.50%, 11/15/27(b)		10,768	10,732,358
Triumph Group, Inc., 6.25%, 09/15/24(b)		2,339	2,455,950
United Technologies Corp.:
3.35%, 08/16/21		1,800	1,847,205
3.65%, 08/16/23		775	819,770

			138,733,590

Air Freight & Logistics — 0.0%
XPO Logistics, Inc.(b):
6.50%, 06/15/22		858	874,087
6.75%, 08/15/24		881	953,683

			1,827,770

Airlines — 0.0%
American Airlines Group, Inc., 4.63%, 03/01/20(b)		957	961,785
Avianca Holdings SA, 8.38%, 05/10/20		3,100	2,956,625
Delta Air Lines, Inc.:
3.40%, 04/19/21		2,000	2,029,432
3.63%, 03/15/22		495	507,648
Southwest Airlines Co., 2.65%, 11/05/20		1,000	1,007,390

			7,462,880

Auto Components — 0.4%
Adient US LLC, 7.00%, 05/15/26(b)		1,950	2,052,375
Allison Transmission, Inc.(b):
5.00%, 10/01/24		655	670,556
5.88%, 06/01/29		4,565	4,918,788
American Axle & Manufacturing, Inc.:
6.63%, 10/15/22		409	411,045
6.25%, 04/01/25		490	472,238
6.50%, 04/01/27		350	331,625
GKN Holdings Ltd., 4.62%, 05/12/32(e)	GBP	1,100	1,462,057
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23	USD	615	624,145
Icahn Enterprises LP:
5.88%, 02/01/22		1,000	1,008,750
6.25%, 02/01/22		3,160	3,235,050
6.75%, 02/01/24		6,392	6,663,660
4.75%, 09/15/24(b)		2,148	2,169,480
6.38%, 12/15/25		5,977	6,275,850
6.25%, 05/15/26		8,427	8,932,620
IHO Verwaltungs GmbH(i):
3.62%, (3.62% Cash or 4.38% PIK), 05/15/25	EUR	779	887,281

20

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
4.75%, (4.75% Cash or 5.50% PIK), 09/15/26(b)	USD	600	$594,000
3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(j)	EUR	406	454,528
Panther BF Aggregator 2 LP:
4.38%, 05/15/26		3,146	3,535,049
6.25%, 05/15/26(b)	USD	8,874	9,381,593
8.50%, 05/15/27(b)		12,160	12,251,200
Tenneco, Inc., 5.00%, 07/15/26		400	316,000
ZF Europe Finance BV:
1.25%, 10/23/23	EUR	200	224,333
2.50%, 10/23/27		600	672,847

			67,545,070

Automobiles — 0.0%
Hyundai Capital America, 2.55%, 04/03/20(b)	USD	815	816,332
Jaguar Land Rover Automotive plc(b):
4.25%, 11/15/19		200	200,000
3.50%, 03/15/20		850	847,875
5.63%, 02/01/23		150	149,250
4.50%, 10/01/27		450	385,965
Tesla, Inc., 5.30%, 08/15/25(b)		1,953	1,845,585
Toyota Motor Corp., 2.16%, 07/02/22		1,200	1,210,006
Volkswagen Group of America Finance LLC, 2.70%, 09/26/22(b)		200	201,855

			5,656,868

Banks — 5.6%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 5.45%), 5.75%(a)(k)	EUR	7,700	8,875,484
AIB Group plc, (EUR Swap Annual 5 Year + 5.70%), 5.25%(a)(k)		400	462,147
Allied Irish Banks plc(a):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(k)		7,190	8,539,441
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		1,580	1,827,804
Australia & New Zealand Banking Group Ltd.:
2.55%, 11/23/21	USD	3,000	3,039,417
(USD Swap Rate 5 Year + 5.17%), 6.75%(a)(b)(k)		12,009	13,525,136
(USD Swap Rate 5 Year + 5.17%), 6.75%(a)(k)		2,062	2,322,328
Banco Bilbao Vizcaya Argentaria SA(a)(k):
(EUR Swap Annual 5 Year + 6.60%), 6.75%	EUR	3,600	4,070,769
(EUR Swap Annual 5 Year + 9.18%), 8.88%		3,400	4,171,753
(USD Swap Semi 5 Year + 3.87%), 6.13%	USD	19,000	18,691,250
Banco BPM SpA:
1.75%, 04/24/23	EUR	570	645,964
2.50%, 06/21/24		1,400	1,623,233
Banco de Sabadell SA(a)(k):
(EUR Swap Annual 5 Year + 6.41%), 6.50%		8,600	9,828,569
(EUR Swap Annual 5 Year + 6.05%), 6.12%		800	897,861
Banco Espirito Santo SA(f)(l):
2.63%, 05/08/17		800	169,526
4.75%, 01/15/18		1,500	317,860
4.00%, 01/21/19		5,400	1,144,298
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)	USD	7,013	6,995,468
Banco Santander SA, (EUR Swap Annual 5 Year + 6.80%), 6.75%(a)(k)	EUR	7,500	9,096,666
Bancolombia SA, 5.95%, 06/03/21	USD	1,130	1,189,678
Bank of America Corp.:
5.00%, 05/13/21		1,000	1,046,246
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)		1,620	1,623,823

Security		Par (000)	Value

Banks (continued)
2.50%, 10/21/22	USD	920	$928,565
3.30%, 01/11/23		1,900	1,969,882
(LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/23(a)		2,300	2,347,977
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(a)		3,500	3,560,301
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(a)		1,015	1,030,855
(LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/23(a)		1,900	1,943,564
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.26%), 5.87%(a)(k)		3,495	3,608,588
Bank of Ireland, (EUR Swap Annual 5 Year + 6.96%), 7.38%(a)(k)	EUR	6,074	7,011,840
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(a)	GBP	300	387,670
Bank of Montreal:
2.90%, 03/26/22	USD	900	918,367
2.05%, 11/01/22		515	515,401
2.55%, 11/06/22		2,300	2,338,594
Bank of Nova Scotia (The):
2.45%, 03/22/21		1,200	1,209,881
3.13%, 04/20/21		3,000	3,056,731
2.00%, 11/15/22		880	878,250
Bankia SA(a)(k):
(EUR Swap Annual 5 Year + 5.82%), 6.00%	EUR	7,800	8,982,068
(EUR Swap Annual 5 Year + 6.22%), 6.37%		3,600	4,254,700
Barclays Bank plc, 2.65%, 01/11/21	USD	560	564,488
Barclays plc:
3.25%, 01/12/21		500	505,426
3.20%, 08/10/21		1,310	1,328,700
(USD Swap Semi 5 Year + 6.77%), 7.88%(a)(k)		25,403	27,087,930
(USD Swap Semi 5 Year + 4.84%), 7.75%(a)(k)		2,920	3,109,800
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%(a)(k)		2,900	3,164,625
4.38%, 09/11/24		1,400	1,468,577
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%(a)(k)	GBP	1,350	1,823,494
5.20%, 05/12/26	USD	400	433,826
(EUR Swap Annual 5 Year + 1.90%), 2.00%, 02/07/28(a)	EUR	1,100	1,236,051
BB&T Corp., 3.05%, 06/20/22	USD	2,300	2,359,901
BNP Paribas SA(a)(k):
(USD Swap Semi 5 Year + 6.31%), 7.63%(b)		13,792	14,481,600
(EUR Swap Annual 5 Year + 5.23%), 6.12%	EUR	3,900	4,836,676
(USD Swap Rate 5 Year + 4.15%), 6.63% .	USD	3,000	3,195,000
Burgan Bank SAK, (USD Swap Semi 5 Year + 4.01%), 5.75%(a)(k)		2,075	2,082,781
CaixaBank SA(a)(k):
(EUR Swap Annual 5 Year + 6.50%), 6.75%	EUR	6,800	8,352,910
(EUR Swap Annual 5 Year + 4.50%), 5.25%		4,400	4,848,972
Capital One NA, 2.15%, 09/06/22	USD	505	504,824
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 4.65%(a)(k)		1,205	1,221,569
CIT Bank NA, (SOFR + 1.72%), 2.97%, 09/27/25(a)		1,255	1,265,197
CIT Group, Inc.:
4.13%, 03/09/21		345	352,763
5.00%, 08/15/22		1,200	1,275,684

21

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
5.00%, 08/01/23	USD	6,790	$7,316,225
Citibank NA:
3.40%, 07/23/21		700	717,602
(LIBOR USD 3 Month + 0.53%), 3.16%, 02/19/22(a)		2,600	2,638,813
(LIBOR USD 3 Month + 0.60%), 2.84%, 05/20/22(a)		900	911,340
Citigroup, Inc.:
2.70%, 03/30/21		3,900	3,938,171
2.75%, 04/25/22		495	502,533
(SOFR + 0.87%), 2.31%, 11/04/22(a)		700	702,016
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(a)		2,135	2,177,350
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(a)		1,000	1,016,359
Series U, (SOFR + 3.81%), 5.00%(a)(k)		30,850	31,891,188
Citizens Bank NA:
2.55%, 05/13/21		1,300	1,310,500
3.25%, 02/14/22		1,305	1,338,798
3.70%, 03/29/23		460	482,959
Commonwealth Bank of Australia, 2.55%, 03/15/21		2,000	2,020,769
Cooperatieve Rabobank UA:
(EUR Swap Annual 5 Year + 5.25%), 5.50%(a)(k)	EUR	3,200	3,669,248
4.50%, 01/11/21	USD	430	443,219
2.50%, 01/19/21		572	576,328
(EUR Swap Annual 5 Year + 6.70%), 6.62%(a)(k)	EUR	1,400	1,699,996
3.88%, 02/08/22	USD	3,500	3,643,022
3.88%, 09/26/23(b)		415	440,153
Credit Agricole SA(a)(k):
(EUR Swap Annual 5 Year + 5.12%), 6.50%	EUR	6,920	8,327,881
(USD Swap Semi 5 Year + 4.90%), 7.88%(b)	USD	8,200	9,244,811
(USD Swap Semi 5 Year + 4.32%), 6.87%(b)		12,835	13,958,063
(USD Swap Semi 5 Year + 6.19%), 8.12%(b)		26,568	31,815,180
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21		1,000	1,018,209
3.80%, 06/09/23		1,200	1,256,185
Danske Bank A/S(a):
(LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/22(b)		1,015	1,024,573
(US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%(k)		39,470	41,936,875
Discover Bank:
3.35%, 02/06/23		885	913,604
2.45%, 09/12/24		250	250,444
DNB Bank ASA(a)(k):
(USD Swap Semi 5 Year + 4.08%), 5.75%		500	502,180
(USD Swap Semi 5 Year + 5.08%), 6.50%		4,600	4,830,129
Emirates NBD PJSC, (USD Swap Semi 6 Year + 3.66%), 6.13%(a)(k)		3,975	4,141,453
Erste Group Bank AG(a)(k):
(EUR Swap Annual 5 Year + 9.02%), 8.88%	EUR	3,800	4,824,046
(EUR Swap Annual 5 Year + 6.20%), 6.50%		2,800	3,588,299
Fifth Third Bancorp, 2.60%, 06/15/22	USD	700	707,989
Fifth Third Bank:
2.25%, 06/14/21		1,000	1,005,499
3.35%, 07/26/21		1,300	1,331,287
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 1.93%(k)		900	681,582
HSBC Bank USA NA, 4.88%, 08/24/20		2,170	2,219,936

Security		Par (000)	Value

Banks (continued)
HSBC Holdings plc:
3.40%, 03/08/21	USD	1,525	$1,551,366
5.10%, 04/05/21		1,000	1,042,956
2.95%, 05/25/21		1,000	1,013,627
(USD Swap Rate 5 Year + 5.51%), 6.87%(a)(k)		28,124	29,347,394
(EUR Swap Annual 5 Year + 4.38%), 5.25%(a)(k)	EUR	3,600	4,326,104
(LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(a)	USD	2,300	2,350,696
(USD Swap Rate 5 Year + 3.75%), 6.00%(a)(k)		14,202	14,741,676
HSBC USA, Inc., 5.00%, 09/27/20		380	389,578
Huntington National Bank (The):
3.25%, 05/14/21		1,000	1,018,848
3.13%, 04/01/22		695	712,913
Industrial & Commercial Bank of China Asia Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.25%(a)(k)		2,250	2,265,469
Industrial & Commercial Bank of China Ltd., 3.54%, 11/08/27		2,650	2,774,219
ING Groep NV(a)(k):
(USD Swap Semi 5 Year + 4.20%), 6.75%		6,977	7,404,341
(USD Swap Semi 5 Year + 4.45%), 6.50%		1,000	1,062,400
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.88%), 7.00%(a)(k)	EUR	3,825	4,497,659
5.02%, 06/26/24(b)	USD	1,500	1,565,740
5.71%, 01/15/26(b)		1,000	1,072,004
(EUR Swap Annual 5 Year + 7.19%), 7.75%(a)(k)	EUR	2,891	3,840,986
JPMorgan Chase & Co.:
2.40%, 06/07/21	USD	2,200	2,216,783
4.35%, 08/15/21		3,380	3,521,493
3.25%, 09/23/22		600	620,821
(LIBOR USD 3 Month + 0.70%), 3.21%, 04/01/23(a)		1,300	1,331,248
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)		4,500	4,564,703
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		1,830	1,911,223
3.63%, 05/13/24		200	212,691
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)		940	994,234
(SOFR + 1.16%), 2.30%, 10/15/25(a)		350	349,287
Series U, (LIBOR USD 3 Month + 0.95%), 3.22%, 02/02/37(a)		19,632	17,227,080
Series W, (LIBOR USD 3 Month + 1.00%), 3.16%, 05/15/47(a)		26,321	21,780,628
KBC Group NV, (EUR Swap Annual 5 Year + 4.69%), 4.75%(a)(k)	EUR	3,400	4,017,129
KeyBank NA, 3.30%, 02/01/22	USD	385	396,587
KeyCorp, 5.10%, 03/24/21		2,800	2,914,989
Lloyds Bank plc:
2.70%, 08/17/20		2,000	2,012,046
2.25%, 08/14/22		500	502,487
Lloyds Banking Group plc:
3.00%, 01/11/22		1,000	1,016,417
(USD Swap Semi 5 Year + 4.50%), 7.50%(a)(k)		3,975	4,373,255
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%(a)(k)		7,290	7,754,738
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(a)(b)(k)		31,745	32,538,625

22

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21	USD	920	$930,796
3.54%, 07/26/21		1,590	1,628,306
3.22%, 03/07/22		1,200	1,230,198
2.67%, 07/25/22		395	400,332
Mizuho Financial Group, Inc., 2.95%, 02/28/22		1,500	1,525,581
MUFG Union Bank NA, 3.15%, 04/01/22		680	698,954
Nanyang Commercial Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%(a)(k)		3,100	3,077,719
National Australia Bank Ltd., (LIBOR USD 3 Month + 0.71%), 2.95%, 11/04/21(a)(b)		1,000	1,010,353
National Westminster Bank plc, Series C, (LIBOR USD 3 Month + 0.25%), 2.37%(a)(k)		2,100	1,751,925
Nordea Bank Abp(a)(k):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(b)		33,775	36,814,750
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%		1,200	1,308,000
Postal Savings Bank of China Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 4.50%(a)(k)		1,439	1,442,148
Regions Bank, (LIBOR USD 3 Month + 0.50%), 3.37%, 08/13/21(a)		1,750	1,767,461
Regions Financial Corp., 3.20%, 02/08/21		500	506,915
Royal Bank of Canada, 2.80%, 04/29/22		2,100	2,143,218
Royal Bank of Scotland Group plc:
(USD Swap Semi 5 Year + 5.80%), 7.50%(a)(k)		6,425	6,545,469
(USD Swap Semi 5 Year + 7.60%), 8.62%(a)(k)		26,358	28,400,745
6.13%, 12/15/22		900	981,286
3.88%, 09/12/23		595	620,377
Santander Holdings USA, Inc.:
4.45%, 12/03/21		700	729,549
3.70%, 03/28/22		425	436,899
Santander UK Group Holdings plc:
2.88%, 08/05/21		2,500	2,521,590
3.57%, 01/10/23		1,080	1,103,592
(LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/24(a)		250	255,269
(GBP Swap 5 Year + 5.79%), 6.75%(a)(k)	GBP	3,025	4,178,039
Santander UK plc:
2.50%, 01/05/21	USD	590	593,350
3.75%, 11/15/21		990	1,022,198
4.00%, 03/13/24		600	642,279
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(a)(k)		3,200	3,434,000
Skandinaviska Enskilda Banken AB:
(USD Swap Semi 5 Year + 3.85%), 5.75%(a)(k)		4,800	4,847,866
2.63%, 03/15/21		1,000	1,009,984
(USD Swap Semi 5 Year + 3.49%), 5.63%(a)(k)		1,000	1,021,250
Societe Generale SA(a)(k):
(EUR Swap Annual 5 Year + 5.54%), 6.75%	EUR	1,500	1,785,974
(USD Swap Semi 5 Year + 6.24%), 7.37%(b)	USD	3,565	3,752,163
(USD Swap Semi 5 Year + 4.98%), 7.88%		3,732	4,091,205
(USD Swap Rate 5 Year + 5.87%), 8.00%(b)		23,525	26,877,312
(USD Swap Rate 5 Year + 5.87%), 8.00%		4,583	5,236,078
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%(a)(b)(k)		37,395	39,638,700

Security	Par (000)		Value

Banks (continued)
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21	USD	1,900	$1,921,083
2.44%, 10/19/21		595	600,369
2.85%, 01/11/22		930	944,853
2.78%, 07/12/22		2,000	2,033,439
2.78%, 10/18/22		750	764,187
SunTrust Banks, Inc.:
(LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/21(a)		1,440	1,460,611
2.80%, 05/17/22		1,400	1,426,629
2.45%, 08/01/22		1,190	1,203,478
Svenska Handelsbanken AB:
(USD Swap Semi 5 Year + 3.34%), 5.25%(a)(k)		2,500	2,527,525
3.35%, 05/24/21		2,000	2,044,122
Toronto-Dominion Bank (The), 1.90%, 12/01/22		1,285	1,281,725
UniCredit SpA(a):
(EUR Swap Annual 5 Year + 6.10%), 6.75%(k)	EUR	3,993	4,709,463
(EUR Swap Annual 5 Year + 9.30%), 9.25%(k)		4,900	6,290,618
(USD Swap Semi 5 Year + 5.18%), 8.00%(k)	USD	29,160	30,762,983
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%(k)	EUR	3,113	3,962,339
(USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(b)	USD	700	727,747
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%(a)(k)		1,993	2,008,570
US Bancorp:
2.35%, 01/29/21		1,200	1,207,667
4.13%, 05/24/21		1,200	1,239,941
Series V, 2.63%, 01/24/22		2,000	2,032,266
Wachovia Capital Trust II, (LIBOR USD 3 Month + 0.50%), 2.50%, 01/15/27(a)		2,055	1,923,593
Wells Fargo & Co.:
2.55%, 12/07/20		2,000	2,014,994
2.50%, 03/04/21		1,540	1,550,462
3.50%, 03/08/22		1,500	1,548,909
3.07%, 01/24/23		290	295,690
3.75%, 01/24/24		475	502,630
Wells Fargo Bank NA:
2.60%, 01/15/21		5,000	5,042,680
3.63%, 10/22/21		1,700	1,751,779
(LIBOR USD 3 Month + 0.65%), 2.08%, 09/09/22(a)		500	500,360
Westpac Banking Corp.:
2.80%, 01/11/22		2,000	2,038,090
(USD Swap Rate 5 Year + 2.89%), 5.00%(a)(k)		47,130	48,019,635
Woori Bank, 5.13%, 08/06/28		1,500	1,703,828
Zions Bancorp NA:
3.50%, 08/27/21		640	655,600
3.35%, 03/04/22		700	717,320

			956,175,018

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 01/23/25		1,100	1,202,589
Central American Bottling Corp., 5.75%, 01/31/27(b)		6,794	7,146,439
Constellation Brands, Inc., 2.25%, 11/06/20		3,966	3,972,604
Cott Holdings, Inc., 5.50%, 04/01/25(b)		500	521,250
Keurig Dr Pepper, Inc., 3.55%, 05/25/21		2,000	2,045,923

			14,888,805

23

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Biotechnology — 0.1%
AbbVie, Inc.:
2.30%, 05/14/21	USD	2,000	$2,011,338
3.38%, 11/14/21		365	374,660
3.75%, 11/14/23		588	619,967
Amgen, Inc., 4.50%, 03/15/20		1,936	1,954,130
Biogen, Inc., 2.90%, 09/15/20		1,300	1,310,364
Celgene Corp.:
2.88%, 08/15/20		2,500	2,515,994
2.75%, 02/15/23		65	66,201
Gilead Sciences, Inc., 2.55%, 09/01/20		2,000	2,010,985
Horizon Pharma USA, Inc., 5.50%, 08/01/27(b)		300	313,125

			11,176,764

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)		855	874,237
Builders FirstSource, Inc., 6.75%, 06/01/27(b)		1,335	1,448,475
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		1,259	1,259,000
Griffon Corp., 5.25%, 03/01/22		475	477,375
James Hardie International Finance DAC, 5.00%, 01/15/28(b)		750	785,625
Masonite International Corp., 5.38%, 02/01/28(b)		1,439	1,521,743
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(b)		310	333,250
St Marys Cement, Inc. Canada, 5.75%, 01/28/27(b)		300	337,500
Standard Industries, Inc.(b):
5.50%, 02/15/23		355	362,881
5.38%, 11/15/24		6,621	6,811,685
6.00%, 10/15/25		3,626	3,807,300
5.00%, 02/15/27		350	365,312
4.75%, 01/15/28		625	648,438
Summit Materials LLC:
6.13%, 07/15/23		400	407,650
6.50%, 03/15/27(b)		445	480,600

			19,921,071

Capital Markets — 1.2%
Ameriprise Financial, Inc., 3.00%, 03/22/22		750	766,791
Bank of New York Mellon Corp. (The):
2.05%, 05/03/21		1,145	1,148,333
1.95%, 08/23/22		700	701,605
CCTI Ltd., 3.63%, 08/08/22		3,765	3,730,880
Credit Suisse AG:
3.00%, 10/29/21		580	591,022
6.50%, 08/08/23(b)		6,850	7,612,062
Credit Suisse Group AG(a)(k):
(USD Swap Semi 5 Year + 4.60%), 7.50%(b)		6,720	7,246,848
(USD Swap Semi 5 Year + 4.60%), 7.50%		700	776,083
(USD Swap Semi 5 Year + 3.46%), 6.25%(b)		39,034	41,620,002
(USD Swap Semi 5 Year + 3.46%), 6.25%		600	639,750
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%(b)		16,445	17,328,919
Deutsche Bank AG:
4.50%, 04/01/25		1,000	977,175
(USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28(a)		1,200	1,136,850
(USD Swap Rate 5 Year + 2.55%), 4.88%, 12/01/32(a)		700	647,948
Dresdner Funding Trust I, 8.15%, 06/30/31(b)		650	867,750
Goldman Sachs Group, Inc. (The):
2.88%, 02/25/21		640	646,723
5.25%, 07/27/21		1,450	1,528,501
2.35%, 11/15/21		745	747,713
(LIBOR USD 3 Month + 0.78%), 2.71%, 10/31/22(a)		280	281,349

Security	Par (000)		Value

Capital Markets (continued)
(LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/22(a)	USD	3,000	$3,040,980
(LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/23(a)		3,000	3,046,000
Guojing Capital BVI Ltd., 3.95%, 12/11/22		1,597	1,600,993
LPL Holdings, Inc., 5.75%, 09/15/25(b)		1,403	1,455,612
Macquarie Group Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%, 12/31/99(a)		1,680	1,722,000
Moody’s Corp.:
2.75%, 12/15/21		185	187,864
2.63%, 01/15/23		255	258,982
Morgan Stanley:
5.75%, 01/25/21		1,370	1,431,814
2.63%, 11/17/21		3,290	3,327,341
2.75%, 05/19/22		2,000	2,030,892
Series F, 3.88%, 04/29/24		1,300	1,385,731
MSCI, Inc.(b):
5.25%, 11/15/24		630	647,325
5.75%, 08/15/25		430	450,962
4.75%, 08/01/26		641	671,415
5.38%, 05/15/27		2,755	2,940,963
Pershing Square Holdings Ltd., 5.50%, 07/15/22(b)		4,100	4,298,850
SURA Asset Management SA, 4.88%, 04/17/24(b)		8,838	9,539,516
UBS Group AG(a):
(USD Swap Rate 5 Year + 5.50%), 6.87%(k)		19,590	20,345,077
(EUR Swap Annual 5 Year + 5.29%), 5.75%(k)	EUR	2,984	3,638,263
(USD Swap Semi 5 Year + 2.43%), 5.00%(k)	USD	5,025	4,748,625
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(b)		570	578,191
(USD Swap Semi 5 Year + 4.34%), 7.00%(b)(k)		24,550	26,329,875
(USD Swap Semi 5 Year + 4.87%), 7.00%(k)		14,150	15,777,250
(USD Swap Semi 5 Year + 4.59%), 6.87%(k)		5,176	5,608,196

			204,059,021

Chemicals — 0.6%
Ashland LLC, 4.75%, 08/15/22(e)		825	864,187
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(i)		1,953	1,918,822
Atotech Alpha 3 BV, 6.25%, 02/01/25(b)		10,842	10,896,210
Blue Cube Spinco LLC:
9.75%, 10/15/23		1,783	1,943,470
10.00%, 10/15/25		7,053	7,881,727
CF Industries, Inc., 4.95%, 06/01/43		1,375	1,376,719
Chemours Co. (The):
6.63%, 05/15/23		3,814	3,793,709
7.00%, 05/15/25		1,791	1,728,315
5.38%, 05/15/27		1,652	1,467,951
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		10,997	11,106,970
Consolidated Energy Finance SA, 6.88%, 06/15/25(b)		350	339,500
CVR Partners LP, 9.25%, 06/15/23(b)		350	366,625
DuPont de Nemours, Inc., 3.77%, 11/15/20		605	616,021
Ecolab, Inc., 2.38%, 08/10/22		200	202,412
Element Solutions, Inc., 5.88%, 12/01/25(b)		12,231	12,768,033
Fufeng Group Ltd., 5.88%, 08/28/21		2,565	2,662,370
FXI Holdings, Inc., 7.88%, 11/01/24(b)		395	350,958
Gates Global LLC, 6.00%, 07/15/22(b)		6,077	6,069,404
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		1,598	1,637,950
INEOS Group Holdings SA:
5.38%, 08/01/24	EUR	450	512,866

24

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
5.63%, 08/01/24(b)	USD	400	$409,000
International Flavors & Fragrances, Inc., 3.40%, 09/25/20		555	561,161
Monitchem HoldCo 2 SA, 9.50%, 09/15/26	EUR	600	665,815
Monitchem HoldCo 3 SA:
(EURIBOR 3 Month + 5.25%), 5.25%, 03/15/25(a)		544	613,482
5.25%, 03/15/25		1,107	1,254,700
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	311	315,665
OCI NV:
5.00%, 04/15/23	EUR	520	604,024
6.63%, 04/15/23(b)	USD	200	208,750
3.13%, 11/01/24	EUR	961	1,094,626
5.25%, 11/01/24(b)	USD	660	683,100
Olin Corp., 5.13%, 09/15/27		500	514,425
Pearl Holding III Ltd., 9.50%, 12/11/22		1,200	849,480
PolyOne Corp., 5.25%, 03/15/23		400	431,500
PQ Corp.(b):
6.75%, 11/15/22		1,379	1,423,818
5.75%, 12/15/25		6,474	6,700,590
Rain CII Carbon LLC, 7.25%, 04/01/25(b)		400	389,000
Rock International Investment, Inc., 6.63%, 03/27/20		2,883	2,163,547
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(b)		695	698,475
Solvay Finance SA(a)(k):
(EUR Swap Annual 5 Year + 3.70%), 5.42%	EUR	472	603,411
(EUR Swap Annual 5 Year + 5.22%), 5.87%		300	394,816
Solvay SA, (EUR Swap Annual 5 Year + 3.92%), 4.25%(a)(k)		100	122,823
SPCM SA, 4.88%, 09/15/25(b)	USD	400	414,000
Trinseo Materials Operating SCA, 5.38%, 09/01/25(b)		400	385,500
Tronox, Inc., 6.50%, 04/15/26(b)		500	486,050
W.R. Grace & Co.(b):
5.13%, 10/01/21		4,502	4,670,825
5.63%, 10/01/24		1,938	2,093,040

			97,255,842

Commercial Services & Supplies — 0.4%
AA Bond Co. Ltd., 4.25%, 07/31/20	GBP	290	379,231
ADT Security Corp. (The):
6.25%, 10/15/21	USD	925	986,281
3.50%, 07/15/22		902	904,093
4.13%, 06/15/23		1,139	1,154,661
4.88%, 07/15/32(b)		7,599	6,575,415
Aramark Services, Inc.:
5.13%, 01/15/24		620	639,226
5.00%, 04/01/25(b)		1,423	1,481,699
4.75%, 06/01/26		350	359,187
5.00%, 02/01/28(b)		4,563	4,768,335
Brink’s Co. (The), 4.63%, 10/15/27(b)		425	430,312
Clean Harbors, Inc.(b):
4.88%, 07/15/27		3,285	3,424,415
5.13%, 07/15/29		250	266,250
GFL Environmental, Inc.(b):
7.00%, 06/01/26		2,411	2,555,660
8.50%, 05/01/27		5,159	5,674,900
IAA, Inc., 5.50%, 06/15/27(b)		1,455	1,558,887
Intrum AB:
2.75%, 07/15/22	EUR	335	377,340
3.50%, 07/15/26		952	1,066,112
3.00%, 09/15/27		500	539,526
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	1,939	2,023,831
Mobile Mini, Inc., 5.88%, 07/01/24		4,773	4,963,920

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Nielsen Co. Luxembourg SARL (The)(b):
5.50%, 10/01/21	USD	100	$100,250
5.00%, 02/01/25		762	758,190
Nielsen Finance LLC, 4.50%, 10/01/20		600	600,036
Pitney Bowes, Inc., 5.20%, 04/01/23(e)		1,000	985,000
Prime Security Services Borrower LLC(b):
9.25%, 05/15/23		659	693,268
5.25%, 04/15/24		4,608	4,717,440
5.75%, 04/15/26		5,471	5,606,134
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		1,655	1,725,338
SPIE SA, 2.63%, 06/18/26	EUR	400	465,080
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		504	609,778
Tuspark Forward Ltd., 7.95%, 08/15/21	USD	600	574,500
Verisure Holding AB, 3.50%, 05/15/23	EUR	705	810,001
Verisure Midholding AB, 5.75%, 12/01/23		929	1,066,928
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	2,543	2,625,648

			61,466,872

Communications Equipment — 0.2%
CommScope Technologies LLC(b):
6.00%, 06/15/25		800	711,760
5.00%, 03/15/27		520	425,100
CommScope, Inc.(b):
5.50%, 03/01/24		8,701	8,818,464
5.50%, 06/15/24		325	307,531
6.00%, 03/01/26		1,109	1,139,497
Nokia OYJ:
3.38%, 06/12/22		395	399,444
4.38%, 06/12/27		380	387,030
6.63%, 05/15/39		3,352	3,829,660
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22		725	751,354
ViaSat, Inc.(b):
5.63%, 09/15/25		500	506,725
5.63%, 04/15/27		10,779	11,355,137

			28,631,702

Construction & Engineering — 0.1%
AECOM:
5.88%, 10/15/24		1,580	1,703,319
5.13%, 03/15/27		1,650	1,740,255
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		2,481	2,406,570
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(a)(k)		1,459	1,466,751
China City Construction International Co. Ltd., 5.35%, 07/03/17(f)(l)	CNY	6,794	31,332
China Singyes Solar Technologies Holdings Ltd.(f)(l):
0.00%, 10/17/18	USD	217	180,110
0.00%, 02/15/19(j)		1,398	1,160,340
Delhi International Airport Ltd., 6.45%, 06/04/29		2,825	3,022,750
Ferrovial Netherlands BV, (EUR Swap Annual 5 Year + 2.13%), 2.12%(a)(k)	EUR	700	757,896
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(a)(k)	USD	1,500	1,530,469
Mexico City Airport Trust, 4.25%, 10/31/26(b)		7,105	7,269,303
Novafives SAS, 5.00%, 06/15/25	EUR	200	185,090
Tutor Perini Corp., 6.88%, 05/01/25(b)	USD	340	339,099
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		2,995	3,009,975

			24,803,259

25

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction Materials — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	300	$351,320
Cemex SAB de CV, 3.13%, 03/19/26		700	803,630
Holcim Finance Luxembourg SA, (EURIBOR Swap Rate 5 Year + 3.07%), 3.00%(a)(k)		450	523,676

			1,678,626

Consumer Finance — 0.8%
AerCap Ireland Capital DAC:
4.50%, 05/15/21	USD	3,483	3,602,902
3.95%, 02/01/22		2,055	2,126,140
2.88%, 08/14/24		900	904,984
Ally Financial, Inc.:
8.00%, 03/15/20		400	407,800
4.13%, 03/30/20		410	412,665
5.13%, 09/30/24		700	769,650
4.63%, 03/30/25		500	543,850
5.75%, 11/20/25		975	1,085,906
8.00%, 11/01/31		14,844	20,651,715
American Express Co.:
3.70%, 11/05/21		1,700	1,758,686
2.75%, 05/20/22		900	916,933
American Honda Finance Corp.:
3.15%, 01/08/21		1,025	1,040,575
2.20%, 06/27/22		1,600	1,617,600
Avation Capital SA, 6.50%, 05/15/21(b)		365	381,881
Avolon Holdings Funding Ltd.(b):
5.50%, 01/15/23		350	377,685
5.13%, 10/01/23		600	647,400
Capital One Financial Corp.:
3.45%, 04/30/21		3,000	3,062,098
3.20%, 01/30/23		420	431,620
3.75%, 04/24/24		400	422,696
Caterpillar Financial Services Corp.:
3.35%, 12/07/20		1,700	1,725,790
Series I, 2.65%, 05/17/21		1,070	1,083,007
1.70%, 08/09/21		1,000	997,708
2.95%, 02/26/22		990	1,014,100
CDBL Funding 1:
4.25%, 12/02/24		3,800	4,023,250
3.50%, 10/24/27		2,370	2,416,659
Credit Acceptance Corp., 6.63%, 03/15/26(b)		2,304	2,448,000
Curo Group Holdings Corp., 8.25%, 09/01/25(b)		1,175	1,034,000
Ford Motor Credit Co. LLC:
3.20%, 01/15/21		2,140	2,149,518
3.34%, 03/18/21		2,000	2,011,421
3.47%, 04/05/21		1,000	1,008,071
5.60%, 01/07/22		1,000	1,053,250
3.34%, 03/28/22		600	602,936
5.58%, 03/18/24		800	852,615
General Motors Financial Co., Inc.:
3.20%, 07/13/20		1,100	1,106,877
4.20%, 03/01/21		2,000	2,047,599
3.55%, 04/09/21		2,000	2,031,487
4.20%, 11/06/21		2,595	2,682,705
3.15%, 06/30/22		435	441,783
3.55%, 07/08/22		1,690	1,733,313
3.25%, 01/05/23		550	557,023
Series B, (LIBOR USD 3 Month + 3.44%), 6.50%(a)(k)		12,764	12,811,865
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(b)(i)		1,000	1,020,950
goeasy Ltd., 7.88%, 11/01/22(b)		1,400	1,454,250
John Deere Capital Corp.:
2.30%, 06/07/21		940	947,406
3.20%, 01/10/22		460	473,467

Security	Par (000)		Value

Consumer Finance (continued)
2.95%, 04/01/22	USD	820	$841,229
1.95%, 06/13/22		1,045	1,048,045
2.60%, 03/07/24		295	302,715
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(a)(k)		1,136	998,970
Mulhacen Pte. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 08/01/23(i)	EUR	2,623	2,384,227
Navient Corp.:
5.00%, 10/26/20	USD	545	555,055
6.63%, 07/26/21		1,202	1,269,613
6.50%, 06/15/22		645	690,150
7.25%, 09/25/23		628	686,077
6.13%, 03/25/24		2,286	2,389,556
5.88%, 10/25/24		600	618,000
6.75%, 06/15/26		950	992,750
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		945	831,600
PACCAR Financial Corp.:
2.65%, 05/10/22		1,200	1,223,911
1.90%, 02/07/23		505	506,798
Park Aerospace Holdings Ltd.(b):
5.25%, 08/15/22		1,210	1,288,589
4.50%, 03/15/23		705	740,603
5.50%, 02/15/24		885	972,969
Springleaf Finance Corp.:
8.25%, 12/15/20		645	686,118
7.75%, 10/01/21		250	272,505
6.13%, 05/15/22		800	860,000
5.63%, 03/15/23		630	675,675
6.13%, 03/15/24		1,885	2,061,719
6.88%, 03/15/25		2,906	3,291,045
7.13%, 03/15/26		7,924	9,033,360
6.63%, 01/15/28		2,410	2,669,075
Synchrony Financial, 2.85%, 07/25/22		580	586,698
Toyota Motor Credit Corp.:
1.80%, 10/07/21		1,050	1,050,721
2.65%, 04/12/22		300	306,459
Volkswagen International Finance NV, Series NC6, (EUR Swap Annual 6 Year + 2.97%), 3.38%(a)(k)	EUR	1,000	1,167,016
Voyager Aviation Holdings LLC, 8.50%, 08/15/21(b)	USD	790	818,827

			132,711,911

Containers & Packaging — 0.6%
Ardagh Packaging Finance plc:
4.25%, 09/15/22(b)		500	506,250
4.63%, 05/15/23(b)		6,429	6,581,688
6.75%, 05/15/24	EUR	738	864,279
6.00%, 02/15/25(b)	USD	2,000	2,100,000
4.13%, 08/15/26(b)		4,065	4,109,512
4.75%, 07/15/27	GBP	1,268	1,693,832
5.25%, 08/15/27(b)	USD	640	656,000
Ball Corp.:
4.38%, 12/15/20		675	687,234
5.00%, 03/15/22		400	423,000
4.00%, 11/15/23		300	312,000
5.25%, 07/01/25		1,450	1,613,125
Berry Global, Inc.:
5.50%, 05/15/22		150	152,062
5.13%, 07/15/23		1,200	1,230,000
4.50%, 02/15/26(b)		580	583,625
4.88%, 07/15/26(b)		4,167	4,380,559
Crown Americas LLC:
4.50%, 01/15/23		750	783,750

26

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Containers & Packaging (continued)
4.75%, 02/01/26	USD	10,419	$10,932,656
4.25%, 09/30/26		3,053	3,186,569
Crown European Holdings SA, 3.38%, 05/15/25	EUR	289	354,554
Greif, Inc., 6.50%, 03/01/27(b)	USD	1,243	1,336,225
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)		2,063	2,135,205
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24	EUR	1,161	1,334,859
5.50%, 04/15/24(b)	USD	10,482	10,783,358
Owens-Brockway Glass Container, Inc.(b):
5.00%, 01/15/22		350	361,375
5.88%, 08/15/23		450	475,313
Packaging Corp. of America, 2.45%, 12/15/20		1,600	1,606,496
Plastipak Holdings, Inc., 6.25%, 10/15/25(b)		350	288,750
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		2,132	2,139,392
6.87%, 02/15/21(e)		296	296,660
(LIBOR USD 3 Month + 3.50%), 5.50%, 07/15/21(a)(b)		1,838	1,842,595
5.13%, 07/15/23(b)		3,876	3,976,582
7.00%, 07/15/24(b)		6,588	6,818,580
Sealed Air Corp., 5.25%, 04/01/23(b)		486	518,805
Trivium Packaging Finance BV:
(EURIBOR 3 Month + 3.75%), 3.75%, 08/15/26(a)	EUR	197	221,995
3.75%, 08/15/26(e)		1,234	1,429,405
5.50%, 08/15/26(b)(e)	USD	9,084	9,515,490
8.50%, 08/15/27(b)(e)		8,297	8,846,676
WRKCo, Inc., 3.75%, 03/15/25		100	105,266

			95,183,722

Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(b)		2,191	2,185,523
Core & Main Holdings LP, 8.62%, (8.62% Cash or 9.38% PIK), 09/15/24(b)(i)		2,609	2,595,955
Core & Main LP, 6.13%, 08/15/25(b)		7,319	7,437,934
LKQ Corp., 4.75%, 05/15/23		400	407,872
Parts Europe SA, (EURIBOR 3 Month + 5.50%), 5.50%, 05/01/22(a)	EUR	252	279,650
Performance Food Group, Inc., 5.50%, 10/15/27(b)	USD	1,888	1,996,560

			14,903,494

Diversified Consumer Services — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		2,580	2,644,500
frontdoor, Inc., 6.75%, 08/15/26(b)		4,149	4,517,224
Graham Holdings Co., 5.75%, 06/01/26(b)		2,609	2,785,107
Laureate Education, Inc., 8.25%, 05/01/25(b)		518	562,030
Service Corp. International:
4.63%, 12/15/27		1,433	1,497,485
5.13%, 06/01/29		3,159	3,364,335
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		8,279	8,568,765

			23,939,446

Diversified Financial Services — 0.4%
Allied Universal Holdco LLC(b):
6.63%, 07/15/26		8,730	9,319,275
9.75%, 07/15/27		716	748,220
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	556	719,797
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(a)	EUR	132	147,013
Cabot Financial Luxembourg II SA, (EURIBOR 3 Month + 6.38%), 6.37%, 06/14/24(a)		267	307,835

Security	Par (000)		Value

Diversified Financial Services (continued)
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	2,355	$3,157,318
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(b)	USD	905	897,081
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	1,470	1,549,136
8.50%, 11/01/22	GBP	300	368,200
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	USD	693	692,567
HBOS Capital Funding LP:
6.85%(k)		5,805	5,899,360
LHC3 plc, 4.12%, (4.12% Cash or 9.00% PIK), 08/15/24(i)	EUR	2,056	2,361,500
MDGH - GMTN BV, 2.50%, 11/07/24(b)	USD	6,063	6,038,748
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		3,801	3,516,115
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26(b)	EUR	2,815	3,399,369
4.50%, 05/15/26		2,331	2,814,895
6.25%, 05/15/26(b)	USD	9,477	10,294,391
8.25%, 11/15/26(b)		5,279	5,925,677
Synchrony Bank, 3.65%, 05/24/21		900	918,017
Verscend Escrow Corp., 9.75%, 08/15/26(b)		11,737	12,485,234
Voya Financial, Inc., (LIBOR USD 3 Month + 3.58%), 5.65%, 05/15/53(a)		500	528,750
			72,088,498

Diversified Telecommunication Services — 1.4%
Altice France SA:
2.50%, 01/15/25	EUR	817	914,252
7.38%, 05/01/26(b)	USD	16,046	17,182,779
5.88%, 02/01/27	EUR	1,800	2,213,200
8.13%, 02/01/27(b)	USD	9,501	10,534,234
3.38%, 01/15/28	EUR	1,067	1,192,227
5.50%, 01/15/28(b)	USD	7,389	7,527,544
AT&T, Inc.:
2.80%, 02/17/21		3,000	3,030,137
3.88%, 08/15/21		2,000	2,064,658
3.20%, 03/01/22		70	71,839
3.00%, 06/30/22		2,000	2,042,986
4.05%, 12/15/23(e)		1,000	1,067,903
3.95%, 01/15/25		600	642,860
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15(f)(l)		1,000	10,000
CCO Holdings LLC:
5.13%, 02/15/23		1,000	1,021,250
4.00%, 03/01/23(b)		165	167,888
5.13%, 05/01/23(b)		800	819,000
5.75%, 01/15/24		62	63,531
5.88%, 04/01/24(b)		1,000	1,042,500
5.38%, 05/01/25(b)		400	415,000
5.75%, 02/15/26(b)		1,500	1,584,000
5.50%, 05/01/26(b)		800	843,000
5.13%, 05/01/27(b)		13,384	14,103,390
5.88%, 05/01/27(b)		630	667,800
5.00%, 02/01/28(b)		3,602	3,767,332
5.38%, 06/01/29(b)		14,909	15,915,357
4.75%, 03/01/30(b)		4,041	4,120,608
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21		1,000	1,052,500
Series T, 5.80%, 03/15/22		1,000	1,056,250
Series W, 6.75%, 12/01/23		3,345	3,717,466
Series Y, 7.50%, 04/01/24		4,071	4,620,585
5.63%, 04/01/25		3,304	3,481,920
Series P, 7.60%, 09/15/39		2,581	2,626,168
Series U, 7.65%, 03/15/42		3,516	3,568,740

27

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)	USD	2,496	$2,252,640
DKT Finance ApS:
7.00%, 06/17/23	EUR	1,209	1,425,931
9.38%, 06/17/23(b)	USD	1,200	1,279,800
eircom Finance DAC, 3.50%, 05/15/26	EUR	210	245,325
Embarq Corp., 8.00%, 06/01/36	USD	2,081	2,060,190
Frontier Communications Corp.(b):
8.50%, 04/01/26		1,953	1,957,882
8.00%, 04/01/27		13,514	14,189,700
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		4,197	3,924,195
8.00%, 02/15/24(b)		1,040	1,068,278
8.50%, 10/15/24(b)		3,426	3,452,380
9.75%, 07/15/25(b)		4,079	4,232,697
Koninklijke KPN NV(a):
(EUR Swap Annual 5 Year + 2.34%), 2.00%(k)	EUR	1,200	1,331,173
(USD Swap Semi 10 Year + 5.33%), 7.00%, 03/28/73(b)	USD	200	219,250
Level 3 Financing, Inc.:
5.38%, 08/15/22		2,303	2,311,636
5.38%, 01/15/24		555	566,100
5.38%, 05/01/25		2,257	2,333,174
5.25%, 03/15/26		2,397	2,501,869
4.63%, 09/15/27(b)		2,784	2,832,720
Level 3 Parent LLC, 5.75%, 12/01/22		1,587	1,590,968
Metropolitan Light Co. Ltd., 5.50%, 11/21/22(b)		450	464,906
Qualitytech LP, 4.75%, 11/15/25(b)		171	178,695
Qwest Corp.:
6.75%, 12/01/21		500	539,635
6.88%, 09/15/33		7,575	7,618,556
Sable International Finance Ltd., 5.75%, 09/07/27(b)		1,000	1,041,250
Sprint Capital Corp.:
6.88%, 11/15/28		4,050	4,413,204
8.75%, 03/15/32		4,580	5,584,760
Telecom Argentina SA, 6.50%, 06/15/21(b)		6,992	6,598,700
Telecom Italia Capital SA:
6.38%, 11/15/33		1,141	1,257,622
6.00%, 09/30/34		5,513	5,885,127
7.20%, 07/18/36		85	99,450
7.72%, 06/04/38		154	188,650
Telecom Italia Finance SA, 7.75%, 01/24/33 .	EUR	527	871,912
Telecom Italia SpA:
1.13%, 03/26/22(m)		600	675,189
5.88%, 05/19/23	GBP	700	1,010,783
4.00%, 04/11/24	EUR	2,378	2,934,143
5.30%, 05/30/24(b)	USD	3,481	3,724,670
2.75%, 04/15/25	EUR	1,906	2,237,364
3.00%, 09/30/25		300	359,252
Telesat Canada, 6.50%, 10/15/27(b)	USD	1,323	1,381,278
Verizon Communications, Inc.:
4.60%, 04/01/21		2,000	2,075,467
2.95%, 03/15/22		1,050	1,076,721
3.88%, 02/08/29		880	973,206
Virgin Media Finance plc(b):
6.00%, 10/15/24		300	309,375
5.75%, 01/15/25		8,186	8,431,580
Virgin Media Secured Finance plc:
5.50%, 08/15/26(b)		500	525,625
4.88%, 01/15/27	GBP	945	1,266,949
5.00%, 04/15/27		600	818,186
6.25%, 03/28/29		939	1,293,462

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
5.50%, 05/15/29(b)	USD	4,678	$4,970,375

			231,730,904

Electric Utilities — 0.8%
1MDB Energy Ltd., 5.99%, 05/11/22		5,700	6,013,494
Adani Transmission Ltd., 4.00%, 08/03/26		1,406	1,436,317
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		270	282,397
American Electric Power Co., Inc.:
Series I, 3.65%, 12/01/21		430	444,163
Series F, 2.95%, 12/15/22		390	398,526
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	804	924,284
4.13%, 08/01/25		935	1,098,230
DPL, Inc., 7.25%, 10/15/21	USD	73	78,110
Drax Finco plc, 6.63%, 11/01/25(b)		450	476,438
Duke Energy Carolinas LLC, 3.35%, 05/15/22		1,700	1,762,606
Duke Energy Corp.:
3.95%, 10/15/23		470	500,156
3.75%, 04/15/24		1,160	1,232,575
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%(a)(k)		30,400	32,072,000
EDP — Energias de Portugal SA, (EUR Swap Annual 5 Year + 4.29%), 4.50%, 04/30/79(a)	EUR	500	618,913
Emera, Inc., Series 16-A, (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(a)	USD	14,000	15,742,440
Enel Americas SA, 4.00%, 10/25/26		7,217	7,458,318
Eversource Energy, 2.50%, 03/15/21		1,000	1,006,007
Exelon Corp., 2.45%, 04/15/21		805	810,247
FirstEnergy Corp., Series A, 2.85%, 07/15/22 .		464	472,662
Georgia Power Co., Series C, 2.00%, 09/08/20		1,000	1,000,812
Greenko Investment Co., 4.88%, 08/16/23		2,238	2,214,221
Huachen Energy Co. Ltd., 6.63%, 05/18/20		1,800	968,625
Kallpa Generacion SA, 4.88%, 05/24/26		11,645	12,383,730
Minejesa Capital BV, 4.63%, 08/10/30		1,425	1,465,969
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		3,875	3,923,438
Naturgy Finance BV, (EUR Swap Annual 8 Year + 3.35%), 4.13%(a)(k)	EUR	1,800	2,172,833
NextEra Energy Capital Holdings, Inc.:
Series H, 3.34%, 09/01/20	USD	895	904,480
2.90%, 04/01/22		780	796,204
3.15%, 04/01/24		1,200	1,247,270
(LIBOR USD 3 Month + 3.16%), 5.65%, 05/01/79(a)		10,525	11,611,721
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24		2,630	2,701,536
4.25%, 09/15/24		733	762,320
4.50%, 09/15/27		2,769	2,824,380
NV Energy, Inc., 6.25%, 11/15/20		790	823,573
Pampa Energia SA, 7.38%, 07/21/23(b)		5,795	4,976,456
Progress Energy, Inc.:
4.40%, 01/15/21		500	511,307
3.15%, 04/01/22		700	715,054
Southern California Edison Co., Series A, 2.90%, 03/01/21		350	352,692
Southern Co. (The), Series B, (LIBOR USD 3 Month + 3.63%), 5.50%, 03/15/57(a)		7,475	7,821,455
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		506	531,300
Vistra Operations Co. LLC(b):
5.63%, 02/15/27		944	1,000,640
5.00%, 07/31/27		365	376,863
Wisconsin Electric Power Co., 2.95%, 09/15/21		1,000	1,015,670

28

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Xcel Energy, Inc., 2.40%, 03/15/21	USD	1,000	$1,005,614

			136,936,046

Electrical Equipment — 0.1%
Orano SA, 3.38%, 04/23/26	EUR	1,100	1,318,793
Sensata Technologies BV(b):
4.88%, 10/15/23	USD	175	184,847
5.00%, 10/01/25		8,012	8,634,533
Vertiv Group Corp., 9.25%, 10/15/24(b)		4,659	4,391,107

			14,529,280

Electronic Equipment, Instruments & Components — 0.1%
APX Group, Inc.:
8.75%, 12/01/20		2,036	2,005,460
7.88%, 12/01/22		5,172	5,165,535
8.50%, 11/01/24(b)		414	410,895
Belden, Inc.:
4.13%, 10/15/26	EUR	1,260	1,462,107
3.88%, 03/15/28		200	232,082
CDW LLC:
5.50%, 12/01/24	USD	6,562	7,303,900
5.00%, 09/01/25		2,425	2,534,125
4.25%, 04/01/28		513	531,006
Ingram Micro, Inc., 5.45%, 12/15/24(e)		375	387,486
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		1,020	1,027,013
Tsinghua Unic Ltd., 4.75%, 01/31/21		600	553,500

			21,613,109

Energy Equipment & Services — 0.2%
Anton Oilfield Services Group, 9.75%, 12/05/20		1,769	1,827,598
Archrock Partners LP, 6.88%, 04/01/27(b)		1,072	1,106,733
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22		340	345,829
CSI Compressco LP, 7.50%, 04/01/25(b)		1,100	1,067,000
Halliburton Co., 3.50%, 08/01/23		500	520,242
Hilong Holding Ltd., 8.25%, 09/26/22		785	802,417
Honghua Group Ltd., 6.38%, 08/01/22		2,145	2,161,087
Nabors Industries, Inc.:
5.00%, 09/15/20		116	115,420
4.63%, 09/15/21		1,739	1,612,922
5.75%, 02/01/25		600	447,180
Nine Energy Service, Inc., 8.75%, 11/01/23(b) .		300	225,000
Noble Holding International Ltd.:
7.75%, 01/15/24		21	12,600
7.88%, 02/01/26(b)		540	356,400
Pacific Drilling SA, 8.38%, 10/01/23(b)		1,044	831,937
Precision Drilling Corp., 7.13%, 01/15/26(b)		550	475,750
Rowan Cos., Inc., 4.88%, 06/01/22		2,273	1,522,910
SESI LLC, 7.75%, 09/15/24		565	310,750
Tervita Corp., 7.63%, 12/01/21(b)		3,714	3,667,575
Transocean Guardian Ltd., 5.88%, 01/15/24(b)		205	204,700
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		385	397,513
Transocean Pontus Ltd., 6.13%, 08/01/25(b)		178	177,555
Transocean Proteus Ltd., 6.25%, 12/01/24(b)	.	338	338,344
Transocean, Inc.:
8.51%, 12/15/21(e)		242	245,630
9.00%, 07/15/23(b)		2,273	2,315,619
7.25%, 11/01/25(b)		176	155,320
7.50%, 01/15/26(b)		1,611	1,433,790
USA Compression Partners LP:
6.88%, 04/01/26		7,964	8,043,640
6.88%, 09/01/27(b)		3,175	3,175,000

			33,896,461

Entertainment — 0.3%
Electronic Arts, Inc., 3.70%, 03/01/21		1,000	1,020,338
Entertainment One Ltd., 4.63%, 07/15/26	GBP	916	1,285,012

Security		Par (000)	Value

Entertainment (continued)
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24	USD	982	$935,969
5.88%, 11/01/24		1,948	1,835,990
Live Nation Entertainment, Inc.(b):
4.88%, 11/01/24		1,327	1,373,445
4.75%, 10/15/27		1,325	1,381,445
NBCUniversal Media LLC, 4.38%, 04/01/21		890	920,860
Netflix, Inc.:
5.38%, 02/01/21		417	431,595
5.50%, 02/15/22		700	742,000
5.88%, 02/15/25		1,179	1,296,900
4.88%, 04/15/28		1,273	1,315,378
5.88%, 11/15/28		5,187	5,712,184
3.88%, 11/15/29	EUR	1,230	1,403,577
5.38%, 11/15/29(b)	USD	4,462	4,696,255
3.63%, 06/15/30	EUR	1,463	1,629,644
4.88%, 06/15/30(b)	USD	2,821	2,852,031
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	526	696,684
Ubisoft Entertainment SA, 0.00%, 09/24/24(m)(n)	EUR	292	369,722
Viacom, Inc.(a):
(LIBOR USD 3 Month + 3.90%), 5.87%, 02/28/57	USD	7,320	7,603,650
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57		7,351	8,012,590
Walt Disney Co. (The):
4.50%, 02/15/21(b)		1,500	1,551,748
1.65%, 09/01/22		600	598,493

			47,665,510

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.:
3.30%, 02/15/21		2,000	2,030,252
3.00%, 06/15/23		1,500	1,540,757
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		2,469	2,577,019
CoreCivic, Inc., 4.75%, 10/15/27		1,333	1,126,385
Crown Castle International Corp.:
3.40%, 02/15/21		3,300	3,354,650
3.20%, 09/01/24		400	415,238
CyrusOne LP, 5.00%, 03/15/24		350	360,500
Equinix, Inc.:
5.38%, 01/01/22		555	565,934
5.38%, 04/01/23		925	944,841
2.88%, 03/15/24	EUR	791	912,299
5.88%, 01/15/26	USD	740	786,028
5.38%, 05/15/27		855	927,675
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		945	974,531
GEO Group, Inc. (The), 5.13%, 04/01/23		2,700	2,376,000
GLP Capital LP:
4.38%, 04/15/21		1,700	1,734,408
5.38%, 11/01/23		250	271,550
5.25%, 06/01/25		2,576	2,824,635
5.38%, 04/15/26		2,572	2,828,300
HAT Holdings I LLC, 5.25%, 07/15/24(b)		930	977,662
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	880	1,140,193
Iron Mountain, Inc.:
4.38%, 06/01/21(b)	USD	300	303,375
6.00%, 08/15/23		200	204,250
5.75%, 08/15/24		1,850	1,866,187
3.00%, 01/15/25	EUR	970	1,103,478
4.88%, 09/15/27(b)	USD	3,204	3,312,135
5.25%, 03/15/28(b)		1,050	1,102,500
4.88%, 09/15/29(b)		1,358	1,390,253
Kimco Realty Corp., 3.20%, 05/01/21		960	975,406

29

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24	USD	3,803	$4,188,054
4.50%, 09/01/26		3,144	3,340,500
5.75%, 02/01/27(b)		2,046	2,311,980
4.50%, 01/15/28		7,848	8,220,780
MPT Operating Partnership LP:
6.38%, 03/01/24		255	266,156
5.50%, 05/01/24		169	173,436
5.25%, 08/01/26		1,755	1,844,944
5.00%, 10/15/27		11,507	12,111,118
4.63%, 08/01/29		3,030	3,160,714
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		4,145	4,285,308
SBA Communications Corp.:
4.88%, 07/15/22		350	353,720
4.00%, 10/01/22		7,251	7,397,108
4.88%, 09/01/24		13,381	13,899,514

			100,479,773

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.:
6.63%, 06/15/24		1,286	1,348,693
5.75%, 03/15/25		2,437	2,521,564
7.50%, 03/15/26(b)		70	77,787
5.88%, 02/15/28(b)		3,074	3,281,495
Casino Guichard Perrachon SA(e):
4.56%, 01/25/23	EUR	200	206,812
4.50%, 03/07/24		200	192,110
3.58%, 02/07/25		300	266,334
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21		700	578,506
Hipercor SA, 3.88%, 01/19/22		600	716,128
Iceland Bondco plc, 4.63%, 03/15/25	GBP	671	712,727
Ingles Markets, Inc., 5.75%, 06/15/23	USD	500	510,000
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(a)	EUR	600	655,796
Sysco Corp., 2.60%, 10/01/20	USD	2,000	2,011,932
Tesco Corporate Treasury Services plc, 2.50%, 05/02/25	GBP	607	804,495
Tesco plc, 6.15%, 11/15/37(b)	USD	163	187,440
US Foods, Inc., 5.88%, 06/15/24(b)		400	412,000
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24		305	323,218

			14,807,037

Food Products — 0.5%
Arcor SAIC, 6.00%, 07/06/23(b)		8,494	7,599,476
Boparan Finance plc, 5.50%, 07/15/21	GBP	196	143,945
BRF GmbH, 4.35%, 09/29/26	USD	1,740	1,734,019
Campbell Soup Co., 3.30%, 03/15/21		500	508,210
Chobani LLC, 7.50%, 04/15/25(b)		3,568	3,425,280
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		1,650	1,732,500
General Mills, Inc.:
3.20%, 04/16/21		1,000	1,017,923
3.70%, 10/17/23		370	391,210
Grupo Bimbo SAB de CV, 4.50%, 01/25/22		6,813	7,094,036
JBS Investments II GmbH, 7.00%, 01/15/26(b)		350	379,400
JBS USA LUX SA(b):
5.88%, 07/15/24		911	942,876
5.75%, 06/15/25		8,618	8,978,879
6.75%, 02/15/28		3,397	3,747,315
6.50%, 04/15/29		6,794	7,558,529
5.50%, 01/15/30		3,229	3,475,211
Knight Castle Investments Ltd., 7.99%, 01/23/21		231	121,564

Security		Par (000)	Value

Food Products (continued)
Lamb Weston Holdings, Inc.(b):
4.63%, 11/01/24	USD	400	$420,500
4.88%, 11/01/26		800	841,000
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	400	458,250
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25	USD	3,645	3,781,687
5.88%, 09/30/27		900	964,368
Post Holdings, Inc.(b):
5.50%, 03/01/25		1,625	1,702,350
5.00%, 08/15/26		11,946	12,425,035
5.75%, 03/01/27		2,900	3,087,427
5.63%, 01/15/28		1,342	1,435,940
5.50%, 12/15/29		710	748,482
Premier Foods Finance plc, 6.25%, 10/15/23	GBP	400	535,601
Sigma Holdco BV, 7.88%, 05/15/26(b)	USD	200	193,000
Simmons Foods, Inc.(b):
7.75%, 01/15/24		2,959	3,199,419
5.75%, 11/01/24		385	376,818
TreeHouse Foods, Inc., 6.00%, 02/15/24(b)		530	549,875

			79,570,125

Gas Utilities — 0.1%
AmeriGas Partners LP:
5.63%, 05/20/24		550	592,625
5.88%, 08/20/26		250	276,875
5.75%, 05/20/27		1,750	1,916,250
ENN Energy Holdings Ltd., 3.25%, 07/24/22		2,155	2,164,428
Suburban Propane Partners LP:
5.50%, 06/01/24		2,050	2,095,510
5.88%, 03/01/27		489	506,115
Superior Plus LP, 7.00%, 07/15/26(b)		300	322,500

			7,874,303

Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., 3.25%, 11/12/20		1,827	1,843,656
DH Europe Finance II SARL, 2.05%, 11/15/22		715	717,746
Hill-Rom Holdings, Inc., 4.38%, 09/15/27(b)		370	381,100
Hologic, Inc.(b):
4.38%, 10/15/25		4,446	4,555,061
4.63%, 02/01/28		1,469	1,536,941
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		13,605	13,094,813
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		779	793,606
Stryker Corp., 2.63%, 03/15/21		2,000	2,018,811
Teleflex, Inc., 4.63%, 11/15/27		634	664,115

			25,605,849

Health Care Providers & Services — 1.0%
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		1,964	2,116,210
Anthem, Inc., 2.38%, 01/15/25		190	189,884
Centene Corp.:
4.75%, 05/15/22		775	791,469
6.13%, 02/15/24		755	784,966
4.75%, 01/15/25		770	796,572
5.38%, 06/01/26(b)		16,329	17,284,247
Cigna Corp.:
3.40%, 09/17/21		1,253	1,283,296
3.90%, 02/15/22(b)		1,500	1,556,125
Community Health Systems, Inc.:
5.13%, 08/01/21		675	673,312
6.25%, 03/31/23		2,230	2,172,856
8.63%, 01/15/24(b)		4,279	4,353,883
8.00%, 03/15/26(b)		7,273	7,109,358
CVS Health Corp.:
3.70%, 03/09/23		310	323,208
4.30%, 03/25/28		1,085	1,180,086

30

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
DaVita, Inc., 5.13%, 07/15/24	USD	1,250	$1,275,962
Eagle Holding Co. II LLC(b)(i):
7.63%, (7.63% Cash or 8.38% PIK), 05/15/22		405	408,544
7.75%, (7.75% Cash or 8.50% PIK), 05/15/22		5,352	5,432,280
Encompass Health Corp., 5.75%, 11/01/24		1,968	1,990,140
Envision Healthcare Corp., 8.75%, 10/15/26(b)		1,151	661,825
HCA Healthcare, Inc., 6.25%, 02/15/21		125	130,937
HCA, Inc.:
7.50%, 02/15/22		2,000	2,219,000
5.88%, 05/01/23		300	329,160
5.00%, 03/15/24		1,700	1,852,676
5.38%, 02/01/25		11,407	12,533,441
5.25%, 04/15/25		650	723,205
5.88%, 02/15/26		1,000	1,125,000
5.38%, 09/01/26		4,910	5,351,900
4.50%, 02/15/27		680	735,544
5.63%, 09/01/28		5,273	5,925,534
5.88%, 02/01/29		6,152	6,974,830
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		500	500,674
McKesson Corp., 3.65%, 11/30/20		700	712,005
MEDNAX, Inc.(b):
5.25%, 12/01/23		1,407	1,424,587
6.25%, 01/15/27		4,540	4,494,600
Molina Healthcare, Inc.:
5.38%, 11/15/22(e)		2,545	2,684,975
4.88%, 06/15/25(b)		1,578	1,603,643
NVA Holdings, Inc., 6.88%, 04/01/26(b)		769	824,752
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(i)		3,886	3,254,525
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		3,923	4,187,803
Select Medical Corp., 6.25%, 08/15/26(b)		230	244,950
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		3,420	3,163,500
10.00%, 04/15/27		1,127	1,141,088
Synlab Unsecured Bondco plc, 8.25%, 07/01/23	EUR	682	791,440
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	USD	1,290	832,050
Tenet Healthcare Corp.:
8.13%, 04/01/22		13,015	14,073,119
4.63%, 07/15/24		1,132	1,165,960
4.63%, 09/01/24(b)		2,062	2,114,787
5.13%, 05/01/25		3,450	3,531,938
4.88%, 01/01/26(b)		8,646	8,948,610
6.25%, 02/01/27(b)		8,479	8,984,264
5.13%, 11/01/27(b)		5,545	5,766,800
UnitedHealth Group, Inc.:
2.13%, 03/15/21		2,500	2,509,936
3.15%, 06/15/21		1,900	1,939,558
Vizient, Inc., 6.25%, 05/15/27(b)		160	172,549
WellCare Health Plans, Inc.:
5.25%, 04/01/25		2,280	2,386,162
5.38%, 08/15/26(b)		6,294	6,695,243

			172,434,968

Health Care Technology — 0.1%
IQVIA, Inc.:
3.50%, 10/15/24	EUR	800	909,951
3.25%, 03/15/25(b)		525	598,691
3.25%, 03/15/25		690	786,850
5.00%, 10/15/26(b)	USD	2,208	2,329,440
5.00%, 05/15/27(b)		5,657	5,996,420

			10,621,352

Security		Par (000)	Value

Hotels, Restaurants & Leisure — 1.1%
1011778 BC ULC(b):
4.25%, 05/15/24	USD	2,383	$2,445,554
5.00%, 10/15/25		19,586	20,075,650
3.88%, 01/15/28		4,091	4,112,682
Boyd Gaming Corp.:
6.88%, 05/15/23		500	518,750
6.38%, 04/01/26		530	563,125
6.00%, 08/15/26		395	417,712
Boyne USA, Inc., 7.25%, 05/01/25(b)		300	327,750
Carnival Corp., 3.95%, 10/15/20		445	453,264
Cedar Fair LP:
5.38%, 04/15/27		380	404,700
5.25%, 07/15/29(b)		4,167	4,469,107
Churchill Downs, Inc.(b):
5.50%, 04/01/27		6,677	7,077,620
4.75%, 01/15/28		5,557	5,751,495
Cirsa Finance International SARL:
7.88%, 12/20/23(b)		1,017	1,074,501
4.75%, 05/22/25	EUR	233	270,260
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21(b)	USD	700	600,600
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	600	786,943
4.88%, 08/28/25		119	158,001
Diamond Resorts International, Inc., 7.75%, 09/01/23(b)	USD	300	310,437
Eldorado Resorts, Inc.:
6.00%, 04/01/25		610	641,262
6.00%, 09/15/26		220	241,175
Golden Nugget, Inc., 6.75%, 10/15/24(b)		10,706	11,028,251
Greene King Finance plc, Series B2, (LIBOR GBP 3 Month + 2.08%), 2.86%, 03/15/36(a)	GBP	100	115,338
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24	USD	2,262	2,301,585
5.13%, 05/01/26		3,220	3,381,000
4.88%, 01/15/30(b)		10,747	11,418,687
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		1,373	1,410,758
4.88%, 04/01/27		1,925	2,035,649
International Game Technology plc:
3.50%, 07/15/24	EUR	287	344,098
6.50%, 02/15/25(b)	USD	1,000	1,111,250
3.50%, 06/15/26	EUR	678	802,489
IRB Holding Corp., 6.75%, 02/15/26(b)	USD	1,308	1,330,890
Jack Ohio Finance LLC, 6.75%, 11/15/21(b)		600	612,750
Jacobs Entertainment, Inc., 7.88%, 02/01/24(b)		40	42,500
KFC Holding Co.(b):
5.00%, 06/01/24		1,000	1,037,500
5.25%, 06/01/26		5,897	6,236,077
4.75%, 06/01/27		3,288	3,430,864
LHMC Finco 2 SARL, 7.25%, (7.25% Cash or 8.00% PIK), 10/02/25(i)	EUR	1,233	1,380,322
Marriott International, Inc., Series N, 3.13%, 10/15/21	USD	480	488,623
Marriott Ownership Resorts, Inc.:
6.50%, 09/15/26		248	268,145
4.75%, 01/15/28(b)		325	332,410
McDonald’s Corp., 2.75%, 12/09/20		1,000	1,009,167
MGM Resorts International:
6.63%, 12/15/21		4,522	4,900,718
7.75%, 03/15/22		9,641	10,773,817
6.00%, 03/15/23		3,595	3,964,638
5.75%, 06/15/25		397	440,174
4.63%, 09/01/26		340	357,000
Motion Bondco DAC, 4.50%, 11/15/27	EUR	268	303,986

31

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
NH Hotel Group SA, 3.75%, 10/01/23	EUR	463	$524,838
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	339	467,118
Punch Taverns Finance B Ltd., 7.37%, 09/30/21		49	68,068
Sabre GLBL, Inc.(b):
5.38%, 04/15/23	USD	430	441,288
5.25%, 11/15/23		2,011	2,061,275
Scientific Games International, Inc.(b):
5.00%, 10/15/25		7,231	7,447,930
8.25%, 03/15/26		8,138	8,605,935
Sisal Group SpA, 7.00%, 07/31/23	EUR	660	761,861
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24	USD	8,358	8,629,635
5.50%, 04/15/27		6,631	6,945,973
Starbucks Corp., 2.10%, 02/04/21		1,000	1,003,470
Station Casinos LLC, 5.00%, 10/01/25(b)		2,330	2,362,038
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22	GBP	345	456,070
(LIBOR GBP 3 Month + 4.38%), 5.16%, 03/15/22(a)		275	358,059
(LIBOR GBP 3 Month + 6.25%), 7.03%, 03/15/22(a)		495	642,801
Studio City Co. Ltd.:
7.25%, 11/30/21(b)	USD	550	562,890
7.25%, 11/30/21		1,700	1,739,844
Studio City Finance Ltd., 7.25%, 02/11/24		2,100	2,223,375
Viking Cruises Ltd., 5.88%, 09/15/27(b)		10,109	10,740,813
VOC Escrow Ltd., 5.00%, 02/15/28(b)		600	624,000
Wyndham Destinations, Inc.(e):
5.40%, 04/01/24		59	62,540
5.75%, 04/01/27		1,942	2,121,635
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		1,424	1,502,320
Wynn Las Vegas LLC(b):
4.25%, 05/30/23		300	310,530
5.50%, 03/01/25		800	850,000
5.25%, 05/15/27		2,165	2,257,013
Wynn Resorts Finance LLC, 5.13%, 10/01/29(b)		2,699	2,820,455
Yum! Brands, Inc.:
4.75%, 01/15/30(b)		4,080	4,278,900
5.35%, 11/01/43		48	47,040

			192,476,988

Household Durables — 0.3%
Beazer Homes USA, Inc.:
5.88%, 10/15/27		1,200	1,176,000
7.25%, 10/15/29(b)		660	691,350
Brookfield Residential Properties, Inc.(b):
6.13%, 07/01/22		150	152,437
6.25%, 09/15/27		1,323	1,349,460
DR Horton, Inc., 2.55%, 12/01/20		600	602,058
KB Home:
6.88%, 06/15/27		1,225	1,396,500
4.80%, 11/15/29		1,085	1,093,816
Lennar Corp.:
4.50%, 11/15/19		105	105,052
6.63%, 05/01/20		1,980	2,017,125
8.38%, 01/15/21		1,156	1,231,140
6.25%, 12/15/21		2,060	2,173,300
4.13%, 01/15/22		425	436,688
4.75%, 11/15/22(e)		450	473,625
4.88%, 12/15/23		2,383	2,549,810
4.75%, 05/30/25		375	401,250
5.25%, 06/01/26		2,707	2,977,700
4.75%, 11/29/27		7,159	7,731,720
Mattamy Group Corp., 6.50%, 10/01/25(b)		2,167	2,291,602

Security		Par (000)	Value

Household Durables (continued)
MDC Holdings, Inc., 6.00%, 01/15/43	USD	650	$676,812
Meritage Homes Corp., 5.13%, 06/06/27		2,247	2,421,142
PulteGroup, Inc.:
5.50%, 03/01/26		2,485	2,783,821
5.00%, 01/15/27		1,750	1,914,063
6.38%, 05/15/33		2,952	3,350,520
Taylor Morrison Communities, Inc.(b):
5.88%, 06/15/27		1,300	1,451,710
5.75%, 01/15/28		1,615	1,788,613
Tempur Sealy International, Inc., 5.50%, 06/15/26		500	523,125
TRI Pointe Group, Inc.:
5.88%, 06/15/24		1,665	1,794,038
5.25%, 06/01/27		1,900	1,966,500
Williams Scotsman International, Inc., 6.88%, 08/15/23(b)		4,292	4,506,600

			52,027,577

Household Products — 0.1%
Clorox Co. (The), 3.05%, 09/15/22		800	820,760
Energizer Holdings, Inc.(b):
6.38%, 07/15/26		1,033	1,101,488
7.75%, 01/15/27		3,492	3,867,390
Spectrum Brands, Inc., 5.75%, 07/15/25		4,482	4,672,485

			10,462,123

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.:
4.00%, 03/15/21		350	355,687
4.50%, 03/15/23		375	383,438
4.88%, 05/15/23		559	567,944
5.50%, 04/15/25		673	698,877
6.00%, 05/15/26		295	315,001
5.13%, 09/01/27		360	386,993
Calpine Corp.:
6.00%, 01/15/22(b)		525	525,735
5.38%, 01/15/23		8,529	8,667,170
5.88%, 01/15/24(b)		1,222	1,248,884
5.50%, 02/01/24		100	100,250
5.75%, 01/15/25		4,636	4,757,695
5.25%, 06/01/26(b)		7,480	7,779,200
Clearway Energy Operating LLC:
5.38%, 08/15/24		2,137	2,166,384
5.75%, 10/15/25		2,276	2,335,745
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35		2,225	2,439,851
Exelon Generation Co. LLC, 3.40%, 03/15/22		1,400	1,438,237
InterGen NV, 7.00%, 06/30/23(b)		500	475,250
NRG Energy, Inc.:
7.25%, 05/15/26		425	465,388
6.63%, 01/15/27		9,443	10,233,851
5.75%, 01/15/28		2,411	2,609,907
5.25%, 06/15/29(b)		5,006	5,368,935
Talen Energy Supply LLC(b):
10.50%, 01/15/26		440	378,400
7.25%, 05/15/27		150	149,625
6.63%, 01/15/28		680	656,200

			54,504,647

Industrial Conglomerates — 0.1%
CITIC Ltd.:
6.80%, 01/17/23		3,000	3,353,438
4.00%, 01/11/28		1,240	1,312,462
General Electric Co.:
4.38%, 09/16/20		1,000	1,019,383
4.65%, 10/17/21		2,000	2,086,815

32

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates (continued)
Honeywell International, Inc., 2.15%, 08/08/22	USD	515	$520,864
Roper Technologies, Inc.:
3.00%, 12/15/20		1,000	1,010,474
2.80%, 12/15/21		375	380,902

			9,684,338

Insurance — 0.4%
Achmea BV, (EUR Swap Annual 5 Year + 4.78%), 4.62%(a)(k)	EUR	500	558,678
Acrisure LLC, 8.13%, 02/15/24(b)	USD	945	1,002,598
Aegon NV, (EUR Swap Annual 5 Year + 5.21%), 5.63%(a)(k)	EUR	2,625	3,267,857
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(b)	USD	5,734	5,963,991
American Equity Investment Life Holding Co., 5.00%, 06/15/27		350	370,905
American International Group, Inc., 3.30%, 03/01/21		2,000	2,032,505
Ardonagh Midco 3 plc, 8.63%, 07/15/23(b)		954	899,145
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(a)(k)		3,000	3,139,822
Assicurazioni Generali SpA:
(EURIBOR 3 Month + 4.50%), 4.60%(a)(k)	EUR	500	616,203
2.12%, 10/01/30		900	1,018,128
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47(a)		3,570	4,787,899
(EURIBOR 3 Month + 5.35%), 5.00%, 06/08/48(a)		500	654,542
Caisse Nationale de Reassurance Mutuelle Agricole Groupama:
(EURIBOR 3 Month + 5.77%), 6.37%(a)(k)		300	391,544
6.00%, 01/23/27		300	426,522
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	USD	2,378	2,383,202
CNO Financial Group, Inc., 5.25%, 05/30/25		370	405,150
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(a)(k)	EUR	500	626,053
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(b)	USD	190	202,825
Fortune Star BVI Ltd.:
4.35%, 05/06/23	EUR	425	481,667
6.75%, 07/02/23	USD	8,200	8,443,438
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(a)(k)		760	727,533
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	367	481,930
Genworth Holdings, Inc., 7.63%, 09/24/21	USD	550	570,625
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		1,959	2,003,077
Hartford Financial Services Group, Inc. (The), 5.50%, 03/30/20		550	557,765
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%(a)(k)		1,091	1,072,589
HUB International Ltd., 7.00%, 05/01/26(b)		9,044	9,304,015
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%(a)(k)		3,000	2,990,625
Mapfre SA, (EURIBOR 3 Month + 4.30%), 4.13%, 09/07/48(a)	EUR	600	771,176
Marsh & McLennan Cos., Inc.:
3.50%, 12/29/20	USD	355	361,240
2.75%, 01/30/22		3,800	3,860,034
3.88%, 03/15/24		1,200	1,281,238
Nationwide Financial Services, Inc., 6.75%, 05/15/37		900	1,046,304

Security		Par (000)	Value

Insurance (continued)
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.37%(a)(k)	EUR	350	$429,515
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(a)	USD	677	731,106
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		708	622,155

			64,483,601

Interactive Media & Services — 0.0%
Baidu, Inc., 2.88%, 07/06/22		750	754,452
Match Group, Inc., 5.63%, 02/15/29(b)		1,965	2,105,006
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		2,554	2,336,910

			5,196,368

Internet & Direct Marketing Retail — 0.0%
Alibaba Group Holding Ltd., 3.13%, 11/28/21		1,500	1,522,950
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(b)		1,328	1,407,680
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	260	284,588

			3,215,218

IT Services — 0.5%
21Vianet Group, Inc., 7.88%, 10/15/21	USD	3,925	3,974,128
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	820	857,259
9.75%, 09/01/26(b)	USD	11,944	11,122,850
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		2,037	2,100,656
Cogent Communications Group, Inc., 5.38%, 03/01/22(b)		675	702,000
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		2,000	2,027,855
2.25%, 08/15/21		215	215,726
Fiserv, Inc.:
4.75%, 06/15/21		1,000	1,043,677
3.80%, 10/01/23		700	741,901
2.75%, 07/01/24		860	879,243
Gartner, Inc., 5.13%, 04/01/25(b)		2,542	2,665,795
Global Payments, Inc.:
3.80%, 04/01/21		165	168,484
3.75%, 06/01/23		475	496,384
HT Global IT Solutions Holdings Ltd., 7.00%, 07/14/21		485	499,398
IBM Credit LLC, 3.45%, 11/30/20		700	712,474
International Business Machines Corp.:
2.85%, 05/13/22		1,200	1,227,690
3.00%, 05/15/24		1,250	1,298,157
InterXion Holding NV, 4.75%, 06/15/25	EUR	783	949,570
Nexi SpA, 1.75%, 10/31/24		1,200	1,365,323
PayPal Holdings, Inc., 2.20%, 09/26/22	USD	1,785	1,794,222
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		5,844	6,012,015
United Group BV:
4.38%, 07/01/22	EUR	1,039	1,179,261
4.88%, 07/01/24		1,366	1,573,014
VeriSign, Inc.:
4.63%, 05/01/23	USD	500	508,750
5.25%, 04/01/25		350	383,250
4.75%, 07/15/27		4,690	4,953,813
WEX, Inc., 4.75%, 02/01/23(b)		1,759	1,776,608
Zayo Group LLC:
6.00%, 04/01/23		7,412	7,623,316
6.38%, 05/15/25		965	992,020
5.75%, 01/15/27(b)		17,136	17,416,688

			77,261,527

Leisure Products — 0.0%
Mattel, Inc., 6.75%, 12/31/25(b)		4,962	5,179,088

33

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Life Sciences Tools & Services — 0.2%(b)
Avantor, Inc.:
6.00%, 10/01/24	USD	14,046	$15,013,488
9.00%, 10/01/25		6,924	7,735,493
Charles River Laboratories International, Inc.:
5.50%, 04/01/26		3,208	3,416,520
4.25%, 05/01/28		1,284	1,308,204

			27,473,705

Machinery — 0.2%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		360	380,700
BCD Acquisition, Inc., 9.63%, 09/15/23(b)		450	462,946
Colfax Corp.(b):
6.00%, 02/15/24		3,332	3,531,920
6.38%, 02/15/26		4,492	4,862,590
Dover Corp., 4.30%, 03/01/21		1,900	1,946,147
Grinding Media, Inc., 7.38%, 12/15/23(b)		3,167	3,056,155
Huayi Finance I Ltd., 4.00%, 12/02/19		437	436,891
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		2,411	2,528,536
Navistar International Corp., 6.63%, 11/01/25(b)		3,389	3,456,780
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	1,388	1,454,287
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	4,385	4,522,031
SPX FLOW, Inc.(b):
5.63%, 08/15/24		1,551	1,614,979
5.88%, 08/15/26		2,014	2,109,665
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		310	333,250
Terex Corp., 5.63%, 02/01/25(b)		3,393	3,401,483
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		6,275	5,882,813
Xylem, Inc., 4.88%, 10/01/21		735	772,307

			40,753,480

Marine — 0.0%
CMA CGM SA:
7.75%, 01/15/21	EUR	200	184,533
6.50%, 07/15/22		300	246,760
Stena AB, 7.00%, 02/01/24(b)	USD	500	506,250

			937,543

Media — 1.5%
Altice Financing SA(b):
6.63%, 02/15/23		5,887	6,047,126
7.50%, 05/15/26		10,235	10,874,688
Altice Finco SA, 4.75%, 01/15/28	EUR	600	649,691
Altice Luxembourg SA:
7.63%, 02/15/25(b)	USD	4,740	4,888,125
8.00%, 05/15/27	EUR	2,099	2,566,641
10.50%, 05/15/27(b)	USD	8,183	9,257,019
AMC Networks, Inc.:
4.75%, 12/15/22		500	503,125
5.00%, 04/01/24		670	682,435
4.75%, 08/01/25		8,172	8,243,505
Block Communications, Inc., 6.88%, 02/15/25(b)		350	364,875
Cablevision Systems Corp.:
8.00%, 04/15/20		100	102,500
5.88%, 09/15/22		450	485,437
Charter Communications Operating LLC:
4.46%, 07/23/22		3,370	3,542,757
4.50%, 02/01/24		641	689,485
Cinemark USA, Inc., 4.88%, 06/01/23		500	507,500
Clear Channel Worldwide Holdings, Inc.(b):
9.25%, 02/15/24		9,448	10,392,800
5.13%, 08/15/27		10,329	10,751,766
Comcast Corp.:
3.45%, 10/01/21		715	736,846
3.70%, 04/15/24		1,130	1,208,516
CSC Holdings LLC:
6.75%, 11/15/21		1,000	1,077,500

Security		Par (000)	Value

Media (continued)
5.38%, 07/15/23(b)	USD	6,820	$6,990,364
5.25%, 06/01/24		6,341	6,832,428
7.75%, 07/15/25(b)		556	596,310
6.63%, 10/15/25(b)		2,037	2,169,405
10.88%, 10/15/25(b)		9,103	10,272,371
5.50%, 05/15/26(b)		6,100	6,427,875
5.50%, 04/15/27(b)		970	1,028,210
5.38%, 02/01/28(b)		1,015	1,073,362
6.50%, 02/01/29(b)		5,672	6,334,915
5.75%, 01/15/30(b)		9,293	9,769,266
Diamond Sports Group LLC(b):
5.38%, 08/15/26		7,723	8,070,535
6.63%, 08/15/27		1,780	1,833,400
DISH DBS Corp.:
5.13%, 05/01/20		225	227,250
6.75%, 06/01/21		2,176	2,284,800
5.88%, 07/15/22		16,852	17,623,990
5.00%, 03/15/23		230	231,725
5.88%, 11/15/24		5,387	5,400,468
7.75%, 07/01/26		1,580	1,593,983
EW Scripps Co. (The), 5.13%, 05/15/25(b)		700	709,625
Fox Corp., 3.67%, 01/25/22(b)		65	67,288
Gray Television, Inc.(b):
5.13%, 10/15/24		325	336,781
7.00%, 05/15/27		3,079	3,367,656
iHeartCommunications, Inc.:
6.38%, 05/01/26		1,164	1,248,189
5.25%, 08/15/27(b)		3,485	3,595,475
Interpublic Group of Cos., Inc. (The), 3.75%, 10/01/21		455	467,481
Lamar Media Corp.:
5.00%, 05/01/23		335	341,072
5.38%, 01/15/24		400	409,924
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		2,000	2,052,500
Liberty Interactive LLC, 8.25%, 02/01/30		350	356,125
MDC Partners, Inc., 6.50%, 05/01/24(b)		2,161	2,066,456
Meredith Corp., 6.88%, 02/01/26		1,761	1,815,116
Midcontinent Communications, 5.38%, 08/15/27(b)		382	400,145
National CineMedia LLC, 5.88%, 04/15/28(b)		850	893,435
Nexstar Broadcasting, Inc.(b):
5.63%, 08/01/24		670	699,065
5.63%, 07/15/27		1,000	1,054,700
Omnicom Group, Inc., 4.45%, 08/15/20		898	914,761
Outfront Media Capital LLC:
5.63%, 02/15/24		300	307,875
5.00%, 08/15/27(b)		5,458	5,717,419
Quebecor Media, Inc., 5.75%, 01/15/23		3,380	3,657,836
Radiate Holdco LLC, 6.63%, 02/15/25(b)		1,831	1,849,310
SES SA:
(EUR Swap Annual 5 Year + 4.66%), 4.62%(a)(k)	EUR	400	474,493
(EUR Swap Annual 5 Year + 5.40%), 5.63%(a)(k)		1,615	2,044,373
0.88%, 11/04/27		625	698,310
5.30%, 04/04/43(b)	USD	100	103,076
Sinclair Television Group, Inc.:
6.13%, 10/01/22		100	101,249
5.63%, 08/01/24(b)		325	334,750
Sirius XM Radio, Inc.(b):
3.88%, 08/01/22		625	638,281
4.63%, 05/15/23		350	356,300
4.63%, 07/15/24		762	796,290
5.38%, 04/15/25		795	826,800

34

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
5.00%, 08/01/27	USD	7,819	$8,219,724
5.50%, 07/01/29		5,653	6,110,610
Summer BC Holdco A SARL, 9.25%, 10/31/27	EUR	1,000	1,104,348
Summer BC Holdco B SARL, 5.75%, 10/31/26		2,500	2,791,735
Summer BidCo BV, 0.00%, (0.00% Cash or 9.75% PIK), 11/15/25(i)		922	1,072,010
TEGNA, Inc.:
6.38%, 10/15/23	USD	700	720,125
5.50%, 09/15/24(b)		439	452,581
Tele Columbus AG, 3.88%, 05/02/25	EUR	100	108,499
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	3,600	3,828,600
Time Warner Cable LLC, 4.13%, 02/15/21		1,000	1,019,477
Univision Communications, Inc.(b):
5.13%, 05/15/23		680	680,000
5.13%, 02/15/25		4,563	4,454,629
UPC Holding BV:
5.50%, 01/15/28(b)		400	408,000
3.88%, 06/15/29	EUR	200	231,110
UPCB Finance IV Ltd., 5.38%, 01/15/25(b)	USD	850	876,562
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	590	692,310
Videotron Ltd.:
5.00%, 07/15/22	USD	450	473,625
5.38%, 06/15/24(b)		400	434,500
5.13%, 04/15/27(b)		1,990	2,114,375
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	1,141	1,514,944
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	1,481	1,654,253
WMG Acquisition Corp.:
4.13%, 11/01/24		968	1,111,610
3.63%, 10/15/26		411	483,448
Ziggo Bond Co. BV:
4.63%, 01/15/25		438	502,722
5.88%, 01/15/25(b)	USD	4,826	4,970,780
6.00%, 01/15/27(b)		1,083	1,131,735
Ziggo BV:
4.25%, 01/15/27	EUR	870	1,045,112
5.50%, 01/15/27(b)	USD	5,421	5,719,155
2.88%, 01/15/30	EUR	527	595,845
4.88%, 01/15/30(b)	USD	1,610	1,638,690

			257,196,264

Metals & Mining — 0.8%
AK Steel Corp., 7.00%, 03/15/27		450	370,350
Alcoa Nederland Holding BV(b):
6.75%, 09/30/24		500	526,875
7.00%, 09/30/26		450	488,812
Allegheny Technologies, Inc.:
5.95%, 01/15/21		497	511,910
7.88%, 08/15/23(e)		1,575	1,715,254
Anglo American Capital plc, 4.13%, 04/15/21(b)		204	208,382
Big River Steel LLC, 7.25%, 09/01/25(b)		2,684	2,757,810
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		2,975	3,057,437
China Hongqiao Group Ltd., 7.13%, 07/22/22.		1,955	1,891,463
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		2,890	2,922,802
Cleveland-Cliffs, Inc.:
5.75%, 03/01/25		905	893,687
5.88%, 06/01/27(b)		2,050	1,955,188
Constellium SE:
4.63%, 05/15/21	EUR	280	312,946
5.75%, 05/15/24(b)	USD	695	715,051
6.63%, 03/01/25(b)		316	330,710
4.25%, 02/15/26	EUR	800	923,915
5.88%, 02/15/26(b)	USD	9,031	9,414,817

Security		Par (000)	Value

Metals & Mining (continued)
FMG Resources August 2006 Pty. Ltd.(b):
4.75%, 05/15/22	USD	555	$571,650
5.13%, 03/15/23		360	374,850
5.13%, 05/15/24		545	572,250
4.50%, 09/15/27		595	587,191
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		5,209	5,267,601
3.88%, 03/15/23		9,080	9,216,200
5.00%, 09/01/27		1,107	1,130,524
5.25%, 09/01/29		1,219	1,240,698
5.45%, 03/15/43		19,395	18,037,350
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		4,309	4,564,982
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		2,644	2,644,000
Hudbay Minerals, Inc., 7.63%, 01/15/25(b)		1,610	1,639,181
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		346	366,327
Mineral Resources Ltd., 8.13%, 05/01/27(b)		615	647,287
Minmetals Bounteous Finance BVI Ltd.:
4.75%, 07/30/25		1,900	2,072,187
4.20%, 07/27/26		1,700	1,806,250
Novelis Corp.(b):
6.25%, 08/15/24		10,213	10,698,117
5.88%, 09/30/26		10,056	10,559,806
Press Metal Labuan Ltd., 4.80%, 10/30/22		2,400	2,342,250
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		418	421,919
Shandong Iron And Steel Xinheng International Co. Ltd., 8.50%, 12/05/21		200	207,875
Southern Copper Corp., 5.38%, 04/16/20		13,515	13,696,608
Steel Dynamics, Inc.:
5.13%, 10/01/21		500	501,750
5.50%, 10/01/24		275	283,327
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		1,100	935,000
Teck Resources Ltd., 6.13%, 10/01/35		450	507,868
thyssenkrupp AG:
1.88%, 03/06/23	EUR	637	709,136
2.88%, 02/22/24		2,476	2,841,245
United States Steel Corp.:
6.88%, 08/15/25	USD	600	541,140
6.25%, 03/15/26		445	372,594
Usiminas International SARL, 5.88%, 07/18/26(b)		1,740	1,770,450
Vedanta Resources Ltd.:
8.25%, 06/07/21		697	727,712
7.13%, 05/31/23		10,150	10,064,359

			136,917,093

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.:
3.63%, 02/01/21		350	352,625
5.00%, 12/15/21		1,943	2,011,005
4.75%, 03/15/25		350	363,453

			2,727,083

Multiline Retail — 0.0%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	350	459,334

Multi-Utilities — 0.0%
Ameren Corp., 2.70%, 11/15/20	USD	1,080	1,087,758
CenterPoint Energy, Inc., 3.60%, 11/01/21		465	478,674
Dominion Energy, Inc.(e):
2.52%, 07/01/20		400	401,192

35

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Multi-Utilities (continued)
2.72%, 08/15/21	USD	365	$368,428
DTE Energy Co.:
Series B, 2.60%, 06/15/22		180	181,881
Series B, 3.30%, 06/15/22		500	513,816
2.25%, 11/01/22		200	201,240
Series D, 3.70%, 08/01/23		275	288,382
NGG Finance plc(a):
(EUR Swap Annual 5 Year + 2.14%), 1.62%, 12/05/79	EUR	1,050	1,171,065
(EUR Swap Annual 5 Year + 2.53%), 2.13%, 09/05/82		600	668,306
RWE AG(a):
(EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75		1,000	1,134,760
(EUR Swap Annual 5 Year + 3.25%), 3.50%, 04/21/75		318	388,365
WEC Energy Group, Inc., 3.10%, 03/08/22	USD	400	410,072

			7,293,939

Oil, Gas & Consumable Fuels — 2.6%
Adani Green Energy UP Ltd., 6.25%, 12/10/24		600	636,203
Aker BP ASA(b):
4.75%, 06/15/24		2,283	2,374,320
5.88%, 03/31/25		350	370,125
American Energy- Permian Basin LLC, 12.00%, 10/01/24(b)		190	129,200
Antero Midstream Partners LP, 5.38%, 09/15/24		1,695	1,402,612
Antero Resources Corp.:
5.38%, 11/01/21		1,581	1,411,042
5.13%, 12/01/22		605	452,994
Apache Corp., 3.25%, 04/15/22		307	312,442
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		1,387	1,312,518
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		825	767,250
Blue Racer Midstream LLC, 6.13%, 11/15/22(b)		500	491,250
BP Capital Markets America, Inc.:
4.50%, 10/01/20		825	844,396
4.74%, 03/11/21		715	743,198
3.25%, 05/06/22		2,300	2,375,331
BPRL International Singapore Pte. Ltd., 4.38%, 01/18/27		1,071	1,135,595
Callon Petroleum Co., 6.38%, 07/01/26		1,621	1,511,582
Canadian Natural Resources Ltd., 2.95%, 01/15/23		75	76,524
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		3,901	3,627,930
8.25%, 07/15/25		89	84,550
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		844	827,120
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		800	920,064
5.88%, 03/31/25		1,110	1,230,812
Cheniere Energy Partners LP:
5.25%, 10/01/25		2,930	3,032,550
5.63%, 10/01/26		5,827	6,154,769
4.50%, 10/01/29(b)		4,710	4,798,312
Chesapeake Energy Corp.:
6.63%, 08/15/20		1,680	1,654,296
4.88%, 04/15/22		3,273	2,599,989
5.75%, 03/15/23		1,004	732,920
7.00%, 10/01/24		1,102	743,850
8.00%, 03/15/26(b)		1,600	1,016,000
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42		5,000	6,232,650
CNX Resources Corp.:
5.88%, 04/15/22		9,600	9,384,000

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
7.25%, 03/14/27(b)	USD	450	$362,250
Comstock Resources, Inc., 9.75%, 08/15/26	.	3,009	2,377,110
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		1,428	1,195,950
Continental Resources, Inc., 5.00%, 09/15/22		823	829,284
Corral Petroleum Holdings AB, 11.75%, (11.75% Cash or 13.25% PIK), 05/15/21(i)(j)	EUR	900	1,048,940
Covey Park Energy LLC, 7.50%, 05/15/25(b)	USD	3,411	2,524,140
Crestwood Midstream Partners LP:
6.25%, 04/01/23(e)		570	579,804
5.75%, 04/01/25		350	361,375
5.63%, 05/01/27(b)		4,385	4,412,494
CrownRock LP, 5.63%, 10/15/25(b)		8,462	8,271,774
CVR Refining LLC, 6.50%, 11/01/22		350	353,500
DCP Midstream Operating LP:
5.35%, 03/15/20(b)		350	352,625
4.75%, 09/30/21(b)		600	612,000
3.88%, 03/15/23		300	303,000
5.38%, 07/15/25		1,157	1,216,643
6.45%, 11/03/36(b)		1,578	1,621,395
6.75%, 09/15/37(b)		5,620	5,858,850
(LIBOR USD 3 Month + 3.85%), 5.85%, 05/21/43(a)(b)		375	335,625
Denbury Resources, Inc.(b):
9.00%, 05/15/21		1,469	1,285,375
9.25%, 03/31/22		656	537,920
7.75%, 02/15/24		575	422,625
Diamondback Energy, Inc., 5.38%, 05/31/25	.	345	360,525
Enbridge, Inc.:
2.90%, 07/15/22		1,060	1,082,928
4.00%, 10/01/23		500	530,495
Series 16-A, (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(a)		20,325	21,442,875
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(a)		18,300	19,681,284
Encana Corp., 3.90%, 11/15/21		1,890	1,939,855
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		4,541	4,677,321
5.75%, 01/30/28		3,482	3,664,874
Energy Transfer Operating LP:
5.20%, 02/01/22		1,500	1,579,450
3.60%, 02/01/23		940	966,596
5.88%, 01/15/24		250	277,575
5.50%, 06/01/27		720	808,363
EnLink Midstream LLC, 5.38%, 06/01/29		680	603,500
EnLink Midstream Partners LP:
4.40%, 04/01/24		2,274	2,131,875
4.15%, 06/01/25		1,502	1,355,360
4.85%, 07/15/26		42	38,430
5.60%, 04/01/44		1,050	805,875
5.05%, 04/01/45		1,222	916,500
5.45%, 06/01/47		1,313	1,004,445
Enterprise Products Operating LLC:
3.50%, 02/01/22		3,400	3,507,268
Series E, (LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/77(a)		12,587	12,838,740
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		2,851	1,168,910
5.63%, 02/01/26		3,694	1,569,950
Exxon Mobil Corp., 1.90%, 08/16/22		810	813,916
Genesis Energy LP:
6.75%, 08/01/22		500	502,500
6.00%, 05/15/23		300	292,500
6.50%, 10/01/25		2,861	2,717,950
Global Partners LP:
7.00%, 06/15/23		700	723,264

36

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
7.00%, 08/01/27(b)	USD	485	$504,483
GNL Quintero SA, 4.63%, 07/31/29		10,344	10,928,436
Greenko Mauritius Ltd., 6.25%, 02/21/23		300	304,875
Gulfport Energy Corp.:
6.00%, 10/15/24		450	289,125
6.38%, 05/15/25		410	248,050
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		1,522	1,592,392
Hilcorp Energy I LP(b):
5.00%, 12/01/24		100	88,780
5.75%, 10/01/25		550	490,875
6.25%, 11/01/28		355	315,062
Holly Energy Partners LP, 6.00%, 08/01/24(b)		350	364,437
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27		700	696,719
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		2,041	1,857,310
Ithaca Energy North Sea plc, 9.38%, 07/15/24(b)		425	431,375
Jagged Peak Energy LLC, 5.88%, 05/01/26		120	121,200
Kinder Morgan Energy Partners LP:
5.00%, 10/01/21		3,000	3,136,725
4.25%, 09/01/24		500	535,980
Kinder Morgan, Inc., 3.05%, 12/01/19		785	785,536
Magellan Midstream Partners LP, 4.25%, 02/01/21		2,295	2,357,737
Matador Resources Co., 5.88%, 09/15/26		2,641	2,532,059
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		4,337	4,635,169
MEG Energy Corp.(b):
6.38%, 01/30/23		1,929	1,822,905
7.00%, 03/31/24		1,281	1,200,937
6.50%, 01/15/25		4,941	5,138,640
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/26(b)		475	320,625
MPLX LP:
6.25%, 10/15/22(b)		292	297,258
Series B, (LIBOR USD 3 Month + 4.65%), 6.87%(a)(k)		170	172,324
Murphy Oil Corp.:
4.00%, 06/01/22		400	403,000
4.20%, 12/01/22(e)		350	356,125
6.88%, 08/15/24		400	421,936
5.75%, 08/15/25		1,095	1,110,078
5.63%, 12/01/42(e)		539	458,781
Navios Maritime Acquisition Corp., 8.13%, 11/15/21(b)		400	326,000
Neerg Energy Ltd., 6.00%, 02/13/22		800	791,000
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)		1,768	1,759,160
Newfield Exploration Co., 5.63%, 07/01/24		750	821,567
NGL Energy Partners LP:
7.50%, 11/01/23		2,150	2,141,981
7.50%, 04/15/26(b)		2,885	2,754,338
NGPL PipeCo LLC(b):
4.38%, 08/15/22		490	508,712
7.77%, 12/15/37		1,007	1,298,295
NuStar Logistics LP:
6.00%, 06/01/26		2,870	3,067,169
5.63%, 04/28/27		600	624,000
Oasis Petroleum, Inc.:
6.88%, 03/15/22		568	498,420
6.25%, 05/01/26(b)		125	85,000
Occidental Petroleum Corp.:
Series 1, 4.10%, 02/01/21		1,005	1,024,290
2.60%, 08/13/21		125	125,785
2.70%, 08/15/22		680	687,161
2.90%, 08/15/24		1,000	1,009,104

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Oil India International Pte. Ltd., 4.00%, 04/21/27	USD	272	$283,390
Parkland Fuel Corp.(b):
6.00%, 04/01/26		330	348,876
5.88%, 07/15/27		390	412,745
Parsley Energy LLC(b):
6.25%, 06/01/24		174	181,178
5.38%, 01/15/25		1,936	1,993,073
5.25%, 08/15/25		99	101,477
5.63%, 10/15/27		1,358	1,402,135
PBF Holding Co. LLC, 7.25%, 06/15/25		2,385	2,492,325
PDC Energy, Inc.:
6.13%, 09/15/24		162	157,241
5.75%, 05/15/26		1,681	1,571,735
Peabody Energy Corp., 6.38%, 03/31/25(b)		335	275,538
Petrobras Global Finance BV:
4.38%, 05/20/23		2,579	2,691,831
5.30%, 01/27/25		13,605	14,768,228
7.38%, 01/17/27		1,740	2,107,140
7.25%, 03/17/44		6,370	7,739,550
Pioneer Natural Resources Co.:
7.50%, 01/15/20		120	121,218
3.45%, 01/15/21		1,110	1,127,073
Puma International Financing SA(b):
5.13%, 10/06/24		350	341,249
5.00%, 01/24/26		550	526,624
QEP Resources, Inc.:
6.88%, 03/01/21		172	172,215
5.38%, 10/01/22		1,218	1,193,737
5.25%, 05/01/23		2,656	2,523,200
5.63%, 03/01/26		2,460	2,201,700
Range Resources Corp.:
5.75%, 06/01/21		2,582	2,565,863
5.88%, 07/01/22		370	351,500
5.00%, 08/15/22		1,802	1,666,850
5.00%, 03/15/23		1,000	865,000
ReNew Power Ltd., 6.45%, 09/27/22		2,700	2,730,375
ReNew Power Synthetic, 6.67%, 03/12/24		4,000	4,053,750
Repsol International Finance BV(a):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(k)	EUR	900	1,047,604
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		1,225	1,567,993
Rockies Express Pipeline LLC, 5.63%, 04/15/20(b)	USD	500	508,398
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21(e)		2,300	2,373,875
5.75%, 05/15/24		176	196,422
Santos Finance Ltd.:
4.13%, 09/14/27		3,135	3,191,474
5.25%, 03/13/29		1,100	1,191,932
Seven Generations Energy Ltd., 5.38%, 09/30/25(b)		495	482,625
SM Energy Co.:
6.13%, 11/15/22		1,097	1,044,892
5.00%, 01/15/24		636	562,860
5.63%, 06/01/25		1,136	962,783
6.75%, 09/15/26		1,462	1,253,665
6.63%, 01/15/27		981	826,493
Southwestern Energy Co.:
6.20%, 01/23/25(e)		2,556	2,249,280
7.50%, 04/01/26		1,175	1,031,168
7.75%, 10/01/27		1,062	913,320
SRC Energy, Inc., 6.25%, 12/01/25		1,518	1,419,026

37

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC, 5.75%, 04/15/25	USD	314	$243,350
Sunoco LP:
4.88%, 01/15/23		1,630	1,672,787
5.50%, 02/15/26		5,274	5,452,525
6.00%, 04/15/27		1,502	1,577,100
5.88%, 03/15/28		436	457,809
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		993	965,693
5.50%, 01/15/28		4,469	4,200,860
Targa Resources Partners LP:
5.25%, 05/01/23		500	501,875
4.25%, 11/15/23		1,330	1,336,251
6.75%, 03/15/24		400	414,847
5.13%, 02/01/25		1,692	1,734,334
5.88%, 04/15/26		2,657	2,773,509
5.38%, 02/01/27		1,036	1,060,605
6.50%, 07/15/27(b)		1,348	1,442,387
5.00%, 01/15/28		3,922	3,882,780
6.88%, 01/15/29(b)		10,810	11,688,313
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		1,676	1,726,280
5.00%, 01/31/28		3,778	3,984,656
4.75%, 01/15/30		1,965	2,031,319
Total Capital International SA, 2.22%, 07/12/21		1,200	1,207,261
TransCanada PipeLines Ltd.:
3.80%, 10/01/20		1,115	1,133,292
3.75%, 10/16/23		110	116,197
Transcanada Trust, Series 16-A, (LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76(a)		48,379	52,491,215
Unit Corp., 6.63%, 05/15/21		500	330,000
Viper Energy Partners LP, 5.38%, 11/01/27(b)		673	679,730
W&T Offshore, Inc., 9.75%, 11/01/23(b)		3,210	3,009,375
Whiting Petroleum Corp.:
5.75%, 03/15/21		600	564,000
6.63%, 01/15/26		162	100,440
Williams Cos., Inc. (The):
7.88%, 09/01/21		41	45,033
3.60%, 03/15/22		1,000	1,029,171
3.70%, 01/15/23		1,395	1,443,669
WPX Energy, Inc.:
8.25%, 08/01/23		2,406	2,682,690
5.25%, 09/15/24		1,299	1,311,990
5.75%, 06/01/26		881	885,405
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%(a)(k)		1,495	1,504,329
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		1,535	1,544,333

			438,709,149

Paper & Forest Products — 0.0%
Mercer International, Inc., 7.38%, 01/15/25		500	518,750
Norbord, Inc.(b):
6.25%, 04/15/23		173	184,029
5.75%, 07/15/27		430	445,050
Resolute Forest Products, Inc., 5.88%, 05/15/23		450	446,625
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	600	679,636
Suzano Austria GmbH, 5.75%, 07/14/26	USD	1,740	1,929,225

			4,203,315

Security		Par (000)	Value

Personal Products — 0.0%
Avon International Capital plc, 6.50%, 08/15/22(b)	USD	1,260	$1,307,250
Avon International Operations, Inc., 7.88%, 08/15/22(b)		1,795	1,869,044
Coty, Inc.:
4.00%, 04/15/23	EUR	800	896,651
4.75%, 04/15/26		300	342,028

			4,414,973

Pharmaceuticals — 0.6%
Allergan Finance LLC, 3.25%, 10/01/22	USD	455	465,174
Allergan Funding SCS, 3.45%, 03/15/22		1,384	1,418,119
Allergan, Inc., 2.80%, 03/15/23		300	303,454
AstraZeneca plc, 2.38%, 11/16/20		3,800	3,817,209
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26		800	905,016
8.50%, 01/31/27		3,522	3,952,388
Bausch Health Cos., Inc.:
6.50%, 03/15/22(b)		855	879,581
4.50%, 05/15/23	EUR	1,865	2,102,915
5.88%, 05/15/23(b)	USD	2,799	2,840,985
7.00%, 03/15/24(b)		4,870	5,094,872
6.13%, 04/15/25(b)		7,624	7,914,665
5.50%, 11/01/25(b)		12,736	13,309,247
9.00%, 12/15/25(b)		12,647	14,198,787
5.75%, 08/15/27(b)		2,758	2,995,016
7.00%, 01/15/28(b)		1,660	1,790,725
7.25%, 05/30/29(b)		6,716	7,395,995
Bayer AG(a):
(EUR Swap Annual 5 Year + 2.55%), 3.75%, 07/01/74	EUR	1,000	1,196,141
(EUR Swap Annual 5 Year + 2.01%), 2.38%, 04/02/75		1,000	1,134,818
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(b)	USD	4,448	4,648,160
Diocle Spa, (EURIBOR 3 Month + 3.88%), 3.88%, 06/30/26(a)	EUR	509	571,321
Elanco Animal Health, Inc., 4.90%, 08/28/28	USD	935	1,016,588
Endo DAC, 5.88%, 10/15/24(b)		880	803,000
GlaxoSmithKline Capital plc, 2.88%, 06/01/22		1,200	1,227,974
Jubilant Pharma Ltd., 6.00%, 03/05/24		1,300	1,347,125
Nidda BondCo GmbH:
5.00%, 09/30/25	EUR	800	910,085
7.25%, 09/30/25		774	910,798
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	USD	4,273	4,059,350
Rossini SARL, 6.75%, 10/30/25	EUR	2,217	2,732,987
Sanofi SA, 4.00%, 03/29/21	USD	700	722,026
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		1,200	1,224,716
Takeda Pharmaceutical Co. Ltd.(b):
4.00%, 11/26/21		1,000	1,036,625
4.40%, 11/26/23		570	615,345
Zoetis, Inc., 3.25%, 08/20/21		1,335	1,363,042

			94,904,249

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)(b):
6.88%, 08/15/26		6,141	6,714,723
10.25%, 02/15/27		3,516	3,854,485
House of Finance NV (The), 4.38%, 07/15/26	EUR	795	867,020
IHS Markit Ltd.(b):
4.75%, 02/15/25	USD	625	687,731
4.00%, 03/01/26		350	368,977
Intertrust Group BV, 3.38%, 11/15/25	EUR	1,411	1,646,708

38

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Professional Services (continued)
Jaguar Holding Co. II, 6.38%, 08/01/23(b)	USD	5,096	$5,274,360

			19,414,004

Real Estate Management & Development — 1.5%
ADLER Real Estate AG:
1.88%, 04/27/23	EUR	500	559,989
3.00%, 04/27/26		700	804,946
Agile Group Holdings Ltd.:
8.50%, 07/18/21	USD	1,758	1,855,409
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(a)(k)		1,058	1,048,412
Alam Synergy Pte. Ltd.:
11.50%, 04/22/21		925	938,297
6.63%, 04/24/22		2,855	2,506,119
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24		600	490,398
Central China Real Estate Ltd.:
7.33%, 01/27/20		970	970,485
6.88%, 10/23/20		1,750	1,756,563
6.50%, 03/05/21		2,540	2,531,440
6.75%, 11/08/21		2,050	2,039,504
7.25%, 04/24/23		800	789,000
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21		750	770,625
8.60%, 04/08/24		410	417,688
China Aoyuan Group Ltd.:
7.50%, 05/10/21		4,400	4,527,600
7.95%, 09/07/21		1,978	2,054,647
8.50%, 01/23/22		1,365	1,436,663
7.95%, 02/19/23		7,832	8,207,815
China Evergrande Group:
6.25%, 06/28/21		4,013	3,757,171
9.50%, 04/11/22		3,240	3,067,339
4.25%, 02/14/23(m)	HKD	47,000	5,418,815
10.00%, 04/11/23	USD	4,200	3,906,000
7.50%, 06/28/23		2,500	2,145,313
8.75%, 06/28/25		2,791	2,337,462
China SCE Group Holdings Ltd.:
7.45%, 04/17/21		3,000	3,061,620
7.25%, 04/19/23		4,200	4,212,806
7.38%, 04/09/24		895	884,092
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		2,800	2,821,000
6.88%, 04/23/21		1,757	1,802,295
5.50%, 01/23/22		2,100	2,105,250
6.55%, 03/28/24		550	554,087
Consus Real Estate AG, 9.63%, 05/15/24	EUR	471	495,101
Country Garden Holdings Co. Ltd.:
7.25%, 04/04/21	USD	789	791,959
6.15%, 09/17/25		3,230	3,370,602
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	500	557,260
Easy Tactic Ltd.:
7.00%, 04/25/21	USD	800	801,040
8.63%, 02/27/24		4,155	4,132,927
8.13%, 07/11/24		2,330	2,271,750
Excel Capital Global Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 9.34%), 7.00%(a)(k)		4,800	4,888,752
Fantasia Holdings Group Co. Ltd.:
10.75%, 01/22/20		3,600	3,600,000
8.38%, 03/08/21		1,100	1,068,375
15.00%, 12/18/21		1,500	1,570,312
11.75%, 04/17/22		920	897,000
7.95%, 07/05/22		1,650	1,458,188

Security		Par (000)	Value

Real Estate Management & Development (continued)
Five Point Operating Co. LP, 7.88%, 11/15/25(b)	USD	5,500	$5,198,435
Future Land Development Holdings Ltd.:
5.00%, 02/16/20		1,025	1,019,234
6.50%, 09/12/20		1,900	1,886,938
7.50%, 01/22/21		1,500	1,498,594
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		3,000	3,092,430
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		1,800	1,639,688
Greenland Global Investment Ltd., (LIBOR USD 3 Month + 4.85%), 6.96%, 09/26/21(a)		3,600	3,680,010
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		1,898	1,978,665
Hopson Development Holdings Ltd., 7.50%, 06/27/22		550	556,875
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		2,783	2,890,841
Hunt Cos., Inc., 6.25%, 02/15/26(b)		540	530,230
Jababeka International BV:
6.50%, 10/05/23(b)		867	768,378
6.50%, 10/05/23		1,655	1,466,744
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		2,500	2,584,700
Jingrui Holdings Ltd., 9.45%, 04/23/21		1,200	1,107,000
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22		2,382	2,257,689
10.88%, 07/23/23		2,500	2,418,750
9.38%, 06/30/24		4,800	4,323,000
Kennedy-Wilson, Inc., 5.88%, 04/01/24		1,485	1,536,975
KWG Group Holdings Ltd., 7.88%, 09/01/23		3,500	3,592,429
Logan Property Holdings Co. Ltd.:
6.88%, 04/24/21		2,000	2,052,540
7.50%, 08/25/22		885	926,610
6.50%, 07/16/23		4,200	4,289,250
Modern Land China Co. Ltd., 12.85%, 10/25/21		530	499,525
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		1,296	1,137,642
New Metro Global Ltd., 6.50%, 04/23/21		2,500	2,463,450
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(a)(k)		6,035	6,061,403
Poly Real Estate Finance Ltd., 4.75%, 09/17/23		1,900	2,003,613
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		5,163	5,162,535
6.95%, 04/17/21		500	504,495
Realogy Group LLC(b):
5.25%, 12/01/21		320	320,000
4.88%, 06/01/23		500	486,300
Redco Properties Group Ltd., 13.50%, 01/21/20		3,245	3,270,352
Residomo SRO, 3.38%, 10/15/24	EUR	805	934,010
RKPF Overseas 2019 A Ltd., 7.88%, 02/01/23	USD	600	638,165
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		695	738,166
10.50%, 03/01/22		520	548,437
8.75%, 10/25/22		5,685	5,791,594
8.95%, 01/22/23		4,340	4,420,019
Scenery Journey Ltd., 11.00%, 11/06/20		6,660	6,826,500
Shimao Property Holdings Ltd., 6.38%, 10/15/21		2,150	2,252,125
Shui On Development Holding Ltd.:
(USD Swap Semi 5 Year + 8.81%), 7.50%(a)(k)(m)		1,000	1,056,250
6.25%, 11/28/21		600	612,688
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27		209	222,695
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29		302	300,301
Summit Properties Ltd., 2.00%, 01/31/25	EUR	273	291,080

39

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	USD	680	$710,813
Sunac China Holdings Ltd.:
6.88%, 08/08/20		1,285	1,299,858
7.88%, 02/15/22		600	613,673
7.25%, 06/14/22		3,610	3,641,587
7.50%, 02/01/24		1,300	1,297,966
Times China Holdings Ltd.:
6.25%, 01/23/20		2,207	2,217,345
7.63%, 02/21/22		2,100	2,170,661
5.75%, 04/26/22		289	286,176
6.75%, 07/16/23		4,600	4,621,563
TLG Finance SARL, (EUR Swap Annual 5 Year + 3.98%), 3.38%(a)(k)	EUR	1,000	1,142,067
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32(e)	GBP	1,000	1,574,951
VLL International, Inc.:
7.38%, 06/18/22	USD	2,000	2,186,260
5.75%, 11/28/24		2,000	2,077,500
Wanda Group Overseas Ltd., 7.50%, 07/24/22		3,990	3,955,088
WeWork Cos., Inc., 7.88%, 05/01/25(b)		200	169,500
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20		737	695,313
Yango Justice International Ltd., 7.50%, 11/16/20		800	779,000
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23		6,600	6,729,937
6.80%, 02/27/24		3,335	3,373,561
Yuzhou Properties Co. Ltd.:
6.38%, 03/06/21		762	766,610
7.90%, 05/11/21		3,000	3,106,442
8.63%, 01/23/22		1,500	1,567,979
6.00%, 10/25/23		2,995	2,843,378
8.50%, 02/26/24		5,000	5,089,063
8.38%, 10/30/24		1,000	1,010,000
Zhenro Properties Group Ltd.:
9.15%, 03/08/22		1,425	1,446,375
8.70%, 08/03/22		4,300	4,294,625

			253,186,757

Road & Rail — 0.2%
Algeco Global Finance plc, 8.00%, 02/15/23(b)		7,136	7,028,960
Ashtead Capital, Inc.(b):
5.63%, 10/01/24		200	206,000
5.25%, 08/01/26		780	831,675
Avis Budget Car Rental LLC, 5.50%, 04/01/23		147	149,896
Avis Budget Finance plc, 4.75%, 01/30/26	EUR	1,613	1,856,366
EC Finance plc, 2.38%, 11/15/22		744	821,485
Europcar Mobility Group, 4.00%, 04/30/26		923	957,404
Hertz Corp. (The):
7.63%, 06/01/22(b)	USD	6,956	7,225,545
6.25%, 10/15/22		600	605,070
7.13%, 08/01/26(b)		315	325,238
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	1,106	1,267,296
Loxam SAS:
3.50%, 04/15/22		109	122,455
3.50%, 05/03/23		720	805,024
3.25%, 01/14/25		708	786,671
3.75%, 07/15/26		573	638,811
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28	USD	5,000	5,300,250
Penske Truck Leasing Co. LP(b):
4.25%, 01/17/23		325	344,058
2.70%, 03/14/23		675	682,725
3.45%, 07/01/24		1,600	1,667,212

Security		Par (000)	Value

Road & Rail (continued)
Ryder System, Inc.:
2.50%, 05/11/20	USD	355	$355,730
2.88%, 09/01/20		1,000	1,006,629
2.88%, 06/01/22		345	351,215
Uber Technologies, Inc.(b):
7.50%, 11/01/23		1,705	1,735,264
7.50%, 09/15/27		1,920	1,891,200
Union Pacific Corp., 4.00%, 02/01/21		1,582	1,617,477

			38,579,656

Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc., 2.95%, 01/12/21		2,000	2,022,317
Broadcom Corp., 3.00%, 01/15/22		2,587	2,620,462
Broadcom, Inc.(b):
3.13%, 10/15/22		1,600	1,629,452
3.63%, 10/15/24		100	102,741
Entegris, Inc., 4.63%, 02/10/26(b)		1,753	1,804,762
Global A&T Electronics Ltd., 8.50%, 01/12/23		3,000	2,805,000
Infineon Technologies AG(a)(k):
(EUR Swap Annual 5 Year + 3.39%), 2.87%	EUR	800	896,587
(EUR Swap Annual 5 Year + 4.00%), 3.63%		400	451,074
KLA Corp., 4.65%, 11/01/24	USD	800	883,176
NXP BV(b):
4.13%, 06/01/21		1,098	1,128,235
3.88%, 09/01/22		687	710,422
Qorvo, Inc.:
5.50%, 07/15/26		3,067	3,273,961
4.38%, 10/15/29(b)		740	744,163
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		500	534,687

			19,607,039

Software — 0.8%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		180	190,800
Ascend Learning LLC:
6.88%, 08/01/25(b)		6,538	6,827,460
CA, Inc., 3.60%, 08/15/22		375	382,987
Camelot Finance SA, 4.50%, 11/01/26(b)		4,147	4,190,129
CDK Global, Inc.:
5.00%, 10/15/24(e)		350	378,525
5.88%, 06/15/26		545	583,150
4.88%, 06/01/27		3,880	4,088,550
5.25%, 05/15/29(b)		3,142	3,336,411
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		6,565	6,717,308
Fair Isaac Corp., 5.25%, 05/15/26(b)		225	244,125
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		8,403	9,075,240
Infor US, Inc., 6.50%, 05/15/22		15,034	15,240,718
Informatica LLC, 7.13%, 07/15/23(b)		6,658	6,766,193
j2 Cloud Services LLC, 6.00%, 07/15/25(b)		465	494,062
Nuance Communications, Inc., 5.63%, 12/15/26		5,793	6,148,111
Open Text Corp.(b):
5.63%, 01/15/23		565	575,594
5.88%, 06/01/26		300	319,875
Oracle Corp., 1.90%, 09/15/21		3,500	3,507,238
PTC, Inc., 6.00%, 05/15/24		1,036	1,100,750
RP Crown Parent LLC, 7.38%, 10/15/24(b)		2,837	2,942,848
Solera LLC, 10.50%, 03/01/24(b)		23,345	24,424,706
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		13,858	14,828,060
Symantec Corp.:
4.20%, 09/15/20		500	506,396
5.00%, 04/15/25(b)		1,240	1,271,594
TIBCO Software, Inc., 11.38%, 12/01/21(b)		7,285	7,530,869
Veritas US, Inc.:
7.50%, 02/01/23(b)		2,060	2,023,950

40

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
7.50%, 02/01/23	EUR	100	$109,299
VMware, Inc., 2.30%, 08/21/20	USD	3,900	3,905,775

			127,710,723

Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23		364	392,529
Asbury Automotive Group, Inc., 6.00%, 12/15/24		4,199	4,335,467
Baoxin Auto Finance I Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(a)(k)		812	574,316
eG Global Finance plc:
3.63%, 02/07/24	EUR	786	857,209
4.38%, 02/07/25		453	491,139
6.75%, 02/07/25(b)	USD	2,792	2,792,000
6.25%, 10/30/25	EUR	2,301	2,649,710
8.50%, 10/30/25(b)	USD	1,388	1,457,927
Group 1 Automotive, Inc.:
5.00%, 06/01/22(e)		275	278,176
5.25%, 12/15/23(b)		292	299,300
L Brands, Inc.:
6.63%, 04/01/21		425	445,188
5.63%, 02/15/22		504	530,460
5.63%, 10/15/23		325	344,906
7.50%, 06/15/29		600	595,320
6.88%, 11/01/35		3,687	3,133,950
6.75%, 07/01/36		369	306,270
Michaels Stores, Inc., 8.00%, 07/15/27(b)		1,135	1,120,472
Murphy Oil USA, Inc., 4.75%, 09/15/29		1,664	1,736,800
Penske Automotive Group, Inc.:
5.75%, 10/01/22		350	354,375
5.50%, 05/15/26		320	334,400
PetSmart, Inc.(b):
7.13%, 03/15/23		928	858,400
5.88%, 06/01/25		6,907	6,804,293
Sally Holdings LLC, 5.63%, 12/01/25		895	924,088
SRS Distribution, Inc., 8.25%, 07/01/26(b)		1,974	1,974,000
Staples, Inc., 7.50%, 04/15/26(b)		11,860	12,336,772

			45,927,467

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc., 1.70%, 09/11/22		1,090	1,090,072
Dell International LLC(b):
4.42%, 06/15/21		4,665	4,817,723
5.88%, 06/15/21		936	950,396
5.45%, 06/15/23		835	907,708
7.13%, 06/15/24		3,302	3,500,945
EMC Corp., 3.38%, 06/01/23		650	653,250
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(e)		620	628,322
NCR Corp.:
5.00%, 07/15/22		650	655,688
6.38%, 12/15/23		400	409,750
5.75%, 09/01/27(b)		1,867	1,913,675
6.13%, 09/01/29(b)		1,744	1,826,840
Nuoxi Capital Ltd., 7.50%, 01/28/22		664	527,050
Western Digital Corp., 4.75%, 02/15/26		4,058	4,146,870
Xerox Corp.:
3.50%, 08/20/20		1,000	1,004,700
4.80%, 03/01/35		2,182	1,849,245

			24,882,234

Textiles, Apparel & Luxury Goods — 0.0%
Eagle Intermediate Global Holding BV, 7.50%, 05/01/25(b)		155	133,397
European TopSoho SARL, 4.00%, 09/21/21(m)	EUR	800	816,533

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.(b):
4.63%, 05/15/24	USD	575	$604,440
4.88%, 05/15/26		675	713,813
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		3,583	2,432,302
Under Armour, Inc., 3.25%, 06/15/26		400	386,220
William Carter Co. (The), 5.63%, 03/15/27(b)		2,305	2,466,350

			7,553,055

Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.65%, 02/03/21		2,000	2,014,176
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	200	244,803
Freedom Mortgage Corp., 8.25%, 04/15/25(b)	USD	830	782,275
Ladder Capital Finance Holdings LLLP(b):
5.25%, 03/15/22		700	725,375
5.25%, 10/01/25		3,096	3,142,440
Mongolian Mortgage Corp. HFC LLC:
9.75%, 01/29/22		3,600	3,512,250
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		3,512	3,722,720
9.13%, 07/15/26		4,309	4,723,741
Nationstar Mortgage LLC, 6.50%, 07/01/21		311	312,166
Quicken Loans, Inc., 5.75%, 05/01/25(b)		825	849,321
Radian Group, Inc.:
4.50%, 10/01/24		650	680,062
4.88%, 03/15/27		1,905	1,976,438

			22,685,767

Tobacco — 0.0%
Altria Group, Inc.:
4.75%, 05/05/21		900	934,975
3.49%, 02/14/22		502	516,089
2.85%, 08/09/22		443	449,617
BAT Capital Corp.:
2.76%, 08/15/22		800	807,655
2.79%, 09/06/24		800	795,919
Vector Group Ltd., 6.13%, 02/01/25(b)		3,450	3,312,000

			6,816,255

Trading Companies & Distributors — 0.3%
Air Lease Corp., 2.50%, 03/01/21		1,300	1,306,493
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		619	608,199
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		545	567,481
6.50%, 10/01/25		825	833,250
HD Supply, Inc., 5.38%, 10/15/26(b)		21,057	22,267,778
Herc Holdings, Inc., 5.50%, 07/15/27(b)		1,405	1,455,931
United Rentals North America, Inc.:
4.63%, 07/15/23		1,937	1,978,645
5.50%, 07/15/25		1,090	1,132,183
4.63%, 10/15/25		4,232	4,327,220
5.88%, 09/15/26		3,314	3,510,918
5.50%, 05/15/27		4,476	4,727,775
3.88%, 11/15/27		1,676	1,693,179
4.88%, 01/15/28		635	655,637
5.25%, 01/15/30		6	6,308
WESCO Distribution, Inc., 5.38%, 12/15/21		200	201,008

			45,272,005

Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd.:
3.95%, 01/19/22(b)		2,000	2,048,750
4.00%, 07/30/27		892	910,119
Royal Capital BV(k):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.42%), 5.50%(a)		1,000	1,024,280

41

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure (continued)
5.88%	USD	1,014	$1,027,626
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(a)		508	512,846
Swissport Financing SARL, 5.25%, 08/15/24	EUR	578	662,371

			6,185,992

Wireless Telecommunication Services — 0.7%
C&W Senior Financing DAC(b):
7.50%, 10/15/26	USD	625	671,094
6.88%, 09/15/27		985	1,036,712
Connect Finco SARL, 6.75%, 10/01/26(b)		8,804	9,145,155
Digicel International Finance Ltd., 8.75%, 05/25/24(b)		1,387	1,312,449
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		4,232	4,454,180
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		700	754,250
5.25%, 08/01/26		3,302	3,537,267
6.63%, 08/01/26		2,035	2,202,888
Inmarsat Finance plc, 4.88%, 05/15/22(b)		625	631,250
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	1,100	1,280,435
SmarTone Finance Ltd., 3.88%, 04/08/23	USD	8,350	8,584,844
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	2,375	2,824,058
(USD Swap Rate 5 Year + 4.23%), 6.00%(a)(k)	USD	1,000	940,000
4.50%, 04/20/25	EUR	200	240,911
4.75%, 07/30/25		1,683	2,045,827
3.13%, 09/19/25		300	339,609
(USD Swap Rate 5 Year + 4.85%), 6.87%(a)(k)	USD	3,900	3,685,500
5.00%, 04/15/28	EUR	900	1,101,186
4.00%, 09/19/29		700	797,792
Sprint Communications, Inc.:
7.00%, 08/15/20	USD	700	721,119
6.00%, 11/15/22		1,300	1,374,750
Sprint Corp.:
7.25%, 09/15/21		1,050	1,120,413
7.88%, 09/15/23		7,693	8,491,149
7.13%, 06/15/24		3,629	3,937,465
7.63%, 02/15/25		2,042	2,243,647
7.63%, 03/01/26		2,835	3,136,219
Sprint Spectrum Co. LLC, 4.74%, 03/20/25(b)		240	255,902
Telefonica Europe BV(a)(k):
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	800	1,087,099
(EUR Swap Annual 5 Year + 3.86%), 3.75%	EUR	900	1,058,453
(EUR Swap Annual 5 Year + 2.33%), 2.62%		600	680,054
(EUR Swap Annual 10 Year + 4.30%), 5.87%		1,900	2,447,971
(EUR Swap Annual 6 Year + 4.11%), 4.37%		2,000	2,448,084
(EUR Swap Annual 8 Year + 2.97%), 3.88%		400	474,855
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	1,003	1,035,306
6.00%, 03/01/23		700	714,000
6.50%, 01/15/24		675	701,156
6.00%, 04/15/24		650	674,375
6.38%, 03/01/25		3,301	3,425,481
5.13%, 04/15/25		1,435	1,491,037
6.50%, 01/15/26		2,331	2,494,403
4.50%, 02/01/26		2,860	2,949,375
5.38%, 04/15/27		650	698,750
4.75%, 02/01/28		8,032	8,463,720
United States Cellular Corp., 6.70%, 12/15/33		199	215,975

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Vodafone Group plc(a):
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78	EUR	1,332	$1,674,878
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79		1,400	1,633,636
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79	USD	21,295	24,667,232

			125,901,911

Total Corporate Bonds — 30.0% (Cost: $4,967,270,735)			5,112,079,413

Equity-Linked Notes — 7.5%

Aerospace & Defense — 0.4%
Citigroup Global Markets Holdings, Inc. (Northrop Grumman Corp.), 14.99%, 12/05/19(b)		78	27,266,568
Royal Bank of Canada (L3Harris Technologies, Inc.), 9.74%, 12/10/19		41	8,532,934
Wells Fargo & Co. (Lockheed Martin Corp.), 13.82%, 12/09/19		81	30,577,690

			66,377,192

Airlines — 0.1%
Royal Bank of Canada (Delta Air Lines, Inc.), 15.24%, 11/27/19(b)		391	21,561,179

Automobiles — 0.1%
Merrill Lynch International & Co. (General Motors Co.), 13.75%, 12/10/19(b)		522	19,478,357

Banks — 1.0%
Citigroup Global Markets Holdings, Inc. (Bank of America Corp.), 11.01%, 01/15/20(b)		1,485	45,857,353
Citigroup Global Markets Holdings, Inc. (Citizens Financial Group, Inc.), 14.30%, 01/16/20(b)		538	19,096,889
Nomura Bank International plc (Citigroup Capital XIII), 17.14%, 11/27/19		697	50,031,490
Royal Bank of Canada (JPMorgan Chase & Co.), 7.40%, 11/27/19(b)		412	50,993,296

			165,979,028

Beverages — 0.0%
Credit Suisse AG (Diageo plc), 12.45%, 11/05/19	GBP	96	3,949,311

Capital Markets — 0.2%
Royal Bank of Canada (Goldman Sachs Group, Inc. (The)), 8.61%, 11/27/19(b)	USD	181	38,215,199

Chemicals — 0.2%
BNP Paribas SA (Ecolab, Inc.), 6.24%, 12/09/19		23	4,510,614
Citigroup Global Markets Holdings, Inc. (Air Products & Chemicals, Inc.), 9.87%, 11/06/19(b)		40	8,476,452
Nomura Bank International plc (PPG Industries, Inc.):
7.78%, 01/15/20		77	9,575,395
7.80%, 01/16/20		77	9,575,666

			32,138,127

Commercial Services & Supplies — 0.0%
UBS AG (Copart, Inc.), 16.60%, 11/15/19		44	3,607,957

42

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment — 0.3%(b)
Royal Bank of Canada (Cisco Systems, Inc.), 12.47%, 11/13/19	USD	956	$45,453,602
Shell International Finance BV (Motorola Solutions, Inc.), 10.69%, 12/11/19		51	8,539,726

			53,993,328

Construction Materials — 0.0%
Merrill Lynch International & Co. (Martin Marietta Materials, Inc.), 9.21%, 12/09/19(b)		17	4,435,137

Consumer Finance — 0.3%
Royal Bank of Canada (Discover Financial Services)(b):
13.93%, 12/06/19		124	9,991,467
13.07%, 12/09/19		124	9,989,783
Wells Fargo & Co. (American Express Co.), 9.19%, 12/09/19		252	29,705,553

			49,686,803

Diversified Telecommunication Services — 0.3%
Merrill Lynch International & Co. (AT&T, Inc.), 6.15%, 12/06/19		1,222	47,201,383

Electrical Equipment — 0.0%
BNP Paribas SA (Eaton Corp. plc), 11.91%, 12/09/19		95	8,485,467

Entertainment — 0.1%
Merrill Lynch International & Co. (Electronic Arts, Inc.), 10.49%, 12/10/19		89	8,555,420

Equity Real Estate Investment Trusts (REITs) — 0.1%
Shell International Finance BV (American Tower Corp.), 8.72%, 12/11/19(b)		92	20,093,276

Food Products — 0.1%
Royal Bank of Canada (Mondelez International, Inc.), 6.81%, 12/10/19(b)		383	19,950,015

Health Care Equipment & Supplies — 0.1%
BNP Paribas SA (Danaher Corp.), 10.91%, 12/05/19		111	15,176,670
Merrill Lynch International & Co. (Stryker Corp.), 9.09%, 12/10/19		39	8,542,136

			23,718,806

Health Care Providers & Services — 0.2%
BNP Paribas SA (Anthem, Inc.), 14.31%, 12/10/19		104	27,686,702

Hotels, Restaurants & Leisure — 0.4%
Royal Bank of Canada (Chipotle Mexican Grill, Inc.), 9.85%, 12/06/19(b)		45	35,265,412
Royal Bank of Canada (Royal Caribbean Cruises Ltd.), 12.19%, 12/10/19		41	4,516,581
Shell International Finance BV (Starbucks Corp.), 9.44%, 12/11/19(b)		416	35,193,299

			74,975,292

Household Durables — 0.2%
Merrill Lynch International & Co. (Lennar Corp.), 12.14%, 12/06/19		330	19,728,709
Merrill Lynch International & Co. (Toll Brothers, Inc.):
12.79%, 11/29/19		64	2,414,331
12.57%, 12/02/19		64	2,415,780
Royal Bank of Canada (PulteGroup, Inc.), 13.15%, 12/06/19(b)		213	8,413,127

			32,971,947

Security		Par (000)	Value

Industrial Conglomerates — 0.3%
BNP Paribas SA (Honeywell International, Inc.), 8.08%, 01/24/20	USD	276	$46,884,606
Citigroup Global Markets Holdings, Inc. (Roper Technologies, Inc.), 12.59%, 12/05/19(b)		13	4,531,324

			51,415,930

Insurance — 0.3%
Merrill Lynch International & Co. (Great Eastern Holdings Ltd.), 12.34%, 12/10/19		3,530	35,586,372
Royal Bank of Canada (MetLife, Inc.), 13.36%, 12/20/19(b)		183	8,556,509

			44,142,881

Interactive Media & Services — 0.1%
UBS AG (IAC), 16.50%, 11/16/19		81	18,423,214

IT Services — 0.8%
Citigroup Global Markets Holdings, Inc. (PayPal Holdings, Inc.), 8.95%, 12/05/19(b)		422	44,133,824
Nomura Bank International plc (Mastercard, Inc.), 8.13%, 12/09/19		171	46,953,763
Royal Bank of Canada (International Business Machines Corp.), 16.90%, 12/06/19(b)		346	46,499,298

			137,586,885

Machinery — 0.1%
BNP Paribas SA (Ingersoll-Rand plc), 11.24%, 12/10/19		35	4,491,865
Citigroup Global Markets Holdings, Inc. (Dover Corp.), 9.10%, 01/24/20(b)		44	4,544,014

			9,035,879

Multiline Retail — 0.5%
Citigroup Global Markets Holdings, Inc. (Target Corp.), 10.99%, 11/15/19(b)		313	33,549,370
Societe Generale SA (Dollar General Corp.), 9.40%, 11/27/19		289	46,213,011

			79,762,381

Oil, Gas & Consumable Fuels — 0.2%
Nomura Bank International plc (Occidental Petroleum Corp.), 22.06%, 11/04/19		990	40,172,550

Pharmaceuticals — 0.7%
BNP Paribas SA (Merck & Co, Inc.), 8.19%, 12/09/19		553	47,113,148
Merrill Lynch International & Co. (Eli Lilly & Co.), 12.31%, 12/05/19		136	15,397,544
UBS AG (Johnson & Johnson), 13.50%, 11/27/19		375	49,539,755

			112,050,447

Software — 0.3%
UBS AG (Microsoft Corp.), 11.50%, 12/05/19		321	45,082,546

Specialty Retail — 0.1%
Citigroup Global Markets Holdings, Inc. (Ross Stores, Inc.), 10.58%, 11/15/19(b)		78	8,560,350
UBS AG (O’Reilly Automotive, Inc.), 8.70%, 12/05/19		17	7,495,193

			16,055,543

Textiles, Apparel & Luxury Goods — 0.0%
Credit Suisse AG (Kering SA), 20.25%, 11/12/19	EUR	11	6,002,137

Total Equity-Linked Notes — 7.5% (Cost: $1,283,471,459)			1,282,790,319

43

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Floating Rate Loan Interests — 6.4%(j)

Aerospace & Defense — 0.1%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.54%, 12/06/25(d)	USD	1,412	$1,417,624
Bleriot US Bidco Inc., Term Loan, 10/23/26(d)(o)		348	348,059
Bleriot US Bidco Inc., Term Loan B, 10/23/26(d)(o)		2,225	2,227,577
Dynasty Acquisition Co., Inc., Term Loan:
(LIBOR USD 3 Month + 4.00%), 6.10%, 04/06/26		5,880	5,888,017
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.19%, 11/28/21		2,018	1,988,972
TransDigm, Inc., Term Loan F, (LIBOR USD 1 Month + 2.50%), 4.29%, 06/09/23		5,896	5,865,976

			17,736,225

Air Freight & Logistics — 0.0%
Avolon Borrower 1 LLC, 1st Lien Term Loan B3, (LIBOR USD 1 Month + 1.75%), 3.60%, 01/15/25		2,538	2,546,861

Airlines — 0.1%
American Airlines, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.92%, 12/14/23		3,709	3,702,898
American Airlines, Inc., Term Loan B23, (LIBOR USD 1 Month + 2.00%), 3.80%, 04/28/23		1,656	1,653,109
WestJet Airlines Ltd., Term Loan, 08/07/26(o)		5,264	5,285,951

			10,641,958

Auto Components — 0.1%
Panther BF Aggregator 2 LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.30%, 04/30/26		5,664	5,581,419
Wand Newco 3, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 02/05/26		1,779	1,784,323

			7,365,742

Beverages — 0.0%
Jacobs Douwe Egberts, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.06%, 11/01/25		830	829,932

Building Products — 0.0%
CPG International, Inc., Term Loan, (LIBOR USD 6 Month + 3.75%), 5.93%, 05/05/24		2,131	2,096,237
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.36%, 12/19/23		2,883	2,818,243

			4,914,480

Capital Markets — 0.1%
Deerfield Holdings Corp., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 02/13/25		5,488	5,285,330
Fortress Investment Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 12/27/22		1,264	1,264,976
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.16%, 04/12/24(d)		1,353	1,299,168
Jefferies Finance LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.75%, 06/03/26(d)		1,994	1,956,615
RPI Finance Trust, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 03/27/23		2,835	2,846,194
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.10%, 05/29/26		4,234	3,937,620

			16,589,903

Security		Par (000)	Value
Chemicals — 0.2%
Alpha 3 BV, Term Loan, 01/31/24(o)	USD	6,257	$6,124,267
Ascend Performance Materials LLC, Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.35%, 08/14/26		3,129	3,129,000
Axalta Dupont PC, Term Loan, (LIBOR USD 3 Month + 1.75%), 3.85%, 06/01/24		5,083	5,074,049
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 3.54%, 04/03/25		1,498	1,412,607
Ennis-Flint Road Infrastructure Investment, Term Loan, 06/13/23(o)		493	451,360
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.60%, 06/28/24		801	800,738
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.93%, 03/28/25		1,914	1,863,072
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.29%, 11/07/24		2,726	2,720,957
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 09/06/25		812	743,558
Messer Industries GmbH, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.60%, 03/01/26		4,765	4,721,442
Momentive Performance Materials, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 05/15/24		1,000	981,113
OXEA Holding Vier GmbH, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.56%, 10/14/24		4,203	4,171,765
PQ Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 4.43%, 02/08/25		2,621	2,616,645
Vectra Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 02/23/25		1,379	1,332,544

			36,143,117

Commercial Services & Supplies — 0.3%
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.09%, 11/10/23		3,429	3,432,851
Allied Universal Holdco LLC, Term Loan B, (LIBOR USD 6 Month + 4.25%), 6.51%, 07/10/26		7,707	7,646,739
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(o)		4,831	4,685,978
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.93%, 11/01/24		6,175	5,920,250
Cast & Crew Payroll LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 5.79%, 01/16/26		2,393	2,402,954
Diamond (BC) BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.86% - 4.93%, 09/06/24		3,242	3,013,208
EnergySolutions LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.85%, 05/30/25		790	736,675
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.79%, 05/30/25		4,033	4,017,382
KAR Auction Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.13%, 09/19/26		969	971,333
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.25%, 09/23/26		3,785	3,650,821
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.29%, 11/08/23		317	316,352
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 05/01/24		7,734	7,732,795
US Ecology, Term Loan, 08/14/26(o)		582	584,182

44

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
West Corp., Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.29% - 5.43%, 10/10/24	USD	1,185	$976,641
(LIBOR USD 1 Month + 4.00%), 5.79% - 5.93%, 10/10/24		2,923	2,424,677

			48,512,838

Communications Equipment — 0.0%
Ciena Corp., Term Loan B1, (LIBOR USD 1 Month + 2.00%), 3.85%, 09/26/25		1,926	1,931,141

Construction & Engineering — 0.0%
AECOM Ltd., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.54%, 02/21/25		769	769,827
Ply Gem, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.67%, 04/01/25		579	559,346
SRS Distribution, Inc., Term Loan B, 05/23/25(o)		2,889	2,791,939

			4,121,112

Construction Materials — 0.1%
American Builders And Contractors Supply, Term Loan, 01/15/27(o)		7,655	7,640,765
Core & Main LP, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.76% - 4.88%, 08/01/24		5,751	5,614,023
Forterra Finance LLC, 1st Lien Term Loan, 10/25/23(o)		334	314,234
Plaskolite PPC Intermediate II LLC, Term Loan, (LIBOR USD 1 Month + 4.25%), 6.10%, 12/15/25		1,092	991,754
TAMKO Building Products LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.04% - 5.37%, 05/29/26		947	947,096

			15,507,872

Containers & Packaging — 0.2%
Berry Global, Inc, Term Loan, (LIBOR USD 3 Month + 2.00%), 3.88%, 10/01/22		4,743	4,754,616
Berry Plastics, Term Loan U, (LIBOR USD 1 Month + 2.50%), 4.44%, 07/01/26		1,510	1,485,589
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.23%, 04/03/24		4,829	4,694,415
Charter NEX US, Inc., 1st Lien Term Loan, 05/16/24(o)		4,981	4,844,284
Charter NEX US, Inc., Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 05/16/24		976	964,277
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.03% - 5.10%, 12/29/23		3,606	3,401,728
Pregis TopCo LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.79%, 07/31/26		1,377	1,355,767
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 02/05/23		12,895	12,888,209

			34,388,885

Diversified Consumer Services — 0.2%
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 04/04/24		6,028	6,017,828
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.54%, 11/07/23		5,662	5,667,062
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.75%, 12/07/24		1,567	1,557,951
Sotheby’s, Inc., Term Loan B, (LIBOR USD 6 Month + 5.50%), 7.39% - 7.41%, 01/15/27		2,597	2,533,895

Security		Par (000)	Value

Diversified Consumer Services (continued)
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.25%, 11/14/22	USD	6,199	$6,005,547
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.54%, 05/06/24		1,790	1,604,116
Trugreen Ltd. Partnership, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.54%, 03/19/26(d)		2,661	2,664,579

			26,050,978

Diversified Financial Services — 0.6%
Advisor Group Holdings, Inc., Term Loan, 07/31/26(o)		2,739	2,599,777
Belron Finance US LLC, Term Loan B, 10/25/26(o)		3,176	3,175,015
CLEAResult Consulting, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.50%, 08/15/25		1,055	1,021,041
Colorado Plaza, Term Loan, (LIBOR USD 6 Month + 1.91%), 4.81%, 05/15/20(d)		9,600	9,624,000
Genuine Financial Holdings LLC, Term Loan, 07/11/25(o)		2,268	2,173,051
Houston Center, Term Loan, (LIBOR USD 6 Month + 2.48%), 0.00% - 4.98%, 12/09/22		33,929	33,929,424
Iron Mountain, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.54%, 01/02/26		2,496	2,457,507
LSTAR Securities Financing, Term Loan, (LIBOR USD 6 Month + 2.00%), 4.40%, 05/02/22(d)		13,778	13,778,384
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 01/23/25		2,154	2,151,882
Spring Education Group, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.04% - 8.25%, 07/30/25		1,230	1,219,028
Starwood Property Mortgage LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.30%, 07/26/26(d)		935	937,338
Triton Bidco, Term Loan B, 09/23/26(o)		12,974	12,767,194
VICI Properties 1 LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.85%, 12/20/24		7,019	7,039,267
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.42%, 04/15/25		2,970	2,931,457

			95,804,365

Diversified Telecommunication Services — 0.2%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.60%, 01/31/26		4,278	4,114,018
Altice Financing SA, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.66%, 07/15/25		639	615,927
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.92%, 08/14/26		4,275	4,201,352
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 01/31/25		2,576	2,548,020
Iridium Communications, Inc., Term Loan, 10/16/26(o)		1,540	1,548,177
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 02/22/24		10,007	10,014,748
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 11/15/24		3,055	3,015,787
Numericable US LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 5.61%, 01/31/26		3,202	3,120,466

45

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telesat Canada, Term Loan B4, (LIBOR USD 3 Month + 2.50%), 4.61%, 11/17/23	USD	1,962	$1,960,255

			31,138,750

Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.29%, 01/15/25		1,259	1,259,158
Edgewater Generation LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.54%, 12/13/25		1,647	1,575,343
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 2.00%), 3.79% - 3.89%, 12/31/25		2,502	2,509,493

			5,343,994

Electrical Equipment — 0.1%
Dell International LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 09/19/25		4,831	4,848,209
GrafTech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.29%, 02/12/25(d)		2,486	2,389,213
MH Sub I LLC, 1st Lien Term Loan, 09/13/24(o)		2,141	2,084,573

			9,321,995

Energy Equipment & Services — 0.0%(o)
McDermott International, Inc., Term Loan, 05/09/25		2,305	1,380,484
McDermott International, Inc., Term Loan A, 10/21/21		1,206	1,235,743

			2,616,227

Entertainment — 0.1%
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.80%, 02/15/24		2,921	2,930,184
PCI Gaming Authority, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 05/29/26		1,922	1,932,543
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 05/24/25		973	941,075
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.54% - 4.68%, 05/18/25		5,563	5,369,737

			11,173,539

Equity Real Estate Investment Trusts (REITs) — 0.1%
Claros Mortgage Trust, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.19%, 08/09/26(d)		2,792	2,792,000
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 08/21/25		4,546	4,549,524
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.79%, 03/22/24		2,228	2,004,285

			9,345,809

Food & Staples Retailing — 0.1%
Albertson’s LLC, Term Loan:
(LIBOR USD 1 Month + 2.75%), 4.54%, 11/17/25		1,329	1,334,739
(LIBOR USD 1 Month + 2.75%), 4.54%, 08/17/26		23	23,373
BCPE Empire Holdings, Inc., Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.00%), 0.00% - 5.79%, 06/11/26		18	17,917
BCPE Empire Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.79%, 06/11/26		1,606	1,576,724

Security		Par (000)	Value

Food & Staples Retailing (continued)
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 5.47%, 05/23/25	USD	1,377	$1,273,462
H-Food Incremental, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.79%, 05/23/25		1,798	1,684,801
US Foods, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%), 3.79%, 06/27/23		3,880	3,890,051
(LIBOR USD 1 Month + 2.00%), 3.79%, 08/14/26		5,003	5,016,208

			14,817,275

Food Products — 0.1%
8th Avenue Food & Provisions, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.69%, 10/01/25		796	795,985
Chobani LLC, Term Loan, 10/10/23(o)		4,276	4,173,024
JBS USA LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.29%, 05/01/26		3,056	3,064,245
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.16%, 05/15/24		505	502,492
Post Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 1.00%), 3.83%, 05/24/24		124	124,282
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.29% - 5.70%, 08/28/24		3,891	3,125,182

			11,785,210

Health Care Equipment & Supplies — 0.0%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.10%, 06/15/21		7,349	7,308,101

Health Care Providers & Services — 0.2%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.29%, 06/30/25		1,101	1,099,686
Azalea TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 07/24/26		2,861	2,813,793
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.79%, 06/07/23		2,893	2,886,662
Concentra, Inc., Term Loan, (LIBOR USD 3 Month + 2.50%), 4.54%, 06/01/22		1,177	1,176,585
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.54%, 05/31/25		1,540	1,503,006
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.29%, 12/20/24		942	834,906
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.54%, 10/10/25		3,444	2,775,086
Femur Buyer, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.38%, 03/05/26(d)		799	787,012
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 5.56%, 07/02/25(d)		3,112	3,103,814
HC Group Holdings III, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.29%, 04/07/22		1,767	1,737,544
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.85%, 06/07/23		3,854	3,605,662
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.29%, 10/20/22		3,427	2,895,946
Ortho-Clinical Diagnostics, Inc., Term Loan B, 06/30/25(o)		5,978	5,703,995
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 02/06/24		2,118	1,625,183

46

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Vizient, Inc., Term Loan B5, (LIBOR USD 1 Month + 2.50%), 4.29%, 05/06/26	USD	1,104	$1,103,872
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 12/02/24		924	901,422
WP CityMD Bidco LLC, Term Loan, 08/13/26(o)		2,639	2,580,942

			37,135,116

Health Care Technology — 0.1%
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 6.68%, 02/05/26		5,871	5,817,313
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.29%, 03/01/24		5,678	5,640,846
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.60%, 10/10/25		1,185	1,180,810

			12,638,969

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 02/16/24		5,763	5,766,895
Aimbridge Acquisition, Inc., Term Loan B, 02/02/26(d)(o)		515	513,344
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 3.72%, 10/19/24		1,508	1,510,912
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 3.96%, 09/15/23		2,441	2,441,499
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 12/23/24		5,891	5,799,315
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.04%, 04/18/24		2,954	2,952,978
Eldorado Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.13% - 4.31%, 04/17/24		362	361,367
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 3.79%, 11/30/23		3,328	3,338,436
Golden Nugget, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.54% - 4.72%, 10/04/23		2,825	2,817,089
Hilton Washington Dupont Hotel, Term Loan, (LIBOR USD 6 Month + 4.87%), 4.87%, 04/01/24(d)		14,250	14,285,625
Hilton Worldwide Finance LLC, Term Loan B2, (LIBOR USD 1 Month + 1.75%), 3.57%, 06/22/26		4,169	4,184,934
IRB Holding Corp., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.19% - 5.22%, 02/05/25		5,255	5,209,214
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.63%, 04/03/25		2,970	2,970,328
Lakeland Tours LLC, Term Loan B, 12/16/24(d)(o)		736	728,723
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 03/21/25		4,912	4,924,676
Motorcity Casino Hotel, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.04%, 08/06/21		898	896,850
Penn National Gaming, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 10/15/25		844	846,156
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.54%, 04/29/24		2,340	2,277,783
Scientific Games International, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.54%, 08/14/24		3,716	3,670,631

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.60%, 07/10/25 USD	6,645	$6,669,089
Station Casinos LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.29%, 06/08/23	5,861	5,863,201
Whatabrands LLC, Term Loan, (LIBOR USD 3 Month + 3.25%), 5.52%, 08/02/26	4,347	4,357,259
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.54%, 05/30/25	2,480	2,490,291

		84,876,595

Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.35% - 5.42%, 11/08/23	1,164	683,937
(LIBOR USD 1 Month + 8.00%), 9.85%, 11/08/24	317	83,475

		767,412

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 1st Lien Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.61%, 01/15/24	2,563	2,560,769
Calpine Corp., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.86%, 04/05/26	2,802	2,803,042

		5,363,811

Industrial Conglomerates — 0.1%
Filtration Group Corp., Term Loan B, 03/29/25(o)	3,669	3,662,824
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.23% - 5.35%, 02/21/25	4,788	4,599,175
Sundyne US Purchaser, Inc., 1st Lien Term Loan B, 04/23/26(d)(o)	4,004	3,943,776
Vertiv Co., Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.93%, 11/30/23	7,824	7,352,965

		19,558,740

Insurance — 0.3%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.17%, 05/09/25	1,676	1,645,636
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 05/09/25	4,788	4,659,629
AmWINS Group, Inc., Term Loan, 01/25/24(o)	3,063	3,055,932
AssuredPartners, Inc., Term Loan, 10/22/24(o)	3,147	3,089,012
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 4.79%, 11/03/23	3,452	3,455,596
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.29%, 08/04/25	2,886	2,897,544
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 11/03/24	4,187	4,189,638
HUB International Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.90% - 4.94%, 04/25/25	3,573	3,491,636
Hub International, Inc., Term Loan B, 04/25/25(o)	3,023	3,016,954
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 12/31/25	5,829	5,649,412
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.79%, 09/03/26	8,570	8,496,339
USI, Inc., 1st Lien Term Loan B, 05/16/24(o)	4,677	4,535,889

		48,183,217

47

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

IT Services — 0.8%
Aligned Energy LLC, Term Loan, 10/09/23(d)(o)	USD	47,782	$47,493,896
Ancestry.com Operations Inc., Term Loan B, 10/19/23(o)		1,580	1,445,700
Applied Systems, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.10%, 09/19/24		3,773	3,747,919
Boxer Parent Co., Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.04%, 10/02/25		3,693	3,411,648
Camelot U.S. Acquisition 1 Co., Term Loan B, 10/30/26(d)(o)		2,820	2,827,050
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 04/29/24		2,019	1,982,123
Epicor Software Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 06/01/22		2,381	2,371,801
Evertec, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 11/27/24		1,098	1,101,141
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.04%, 12/01/23		2,220	2,165,590
IG Investments Holdings LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.79%, 05/23/25		4,419	4,344,887
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 11/29/24		4,741	4,452,678
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.04%, 12/01/25		1,077	974,383
Peak 10 Holding Corp., 2nd Lien Term Loan, 08/01/25(o)		1,476	1,051,827
Rackspace Hosting, Inc., Term Loan, 11/03/23(o)		2,010	1,784,113
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.79%, 02/22/24		2,422	2,424,614
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 4.54%, 03/03/23		3,510	3,475,449
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.35%, 09/30/22		9,341	9,329,284
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.04%, 04/16/25		3,145	3,149,836
SS&C Technologies Holdings, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.04%, 07/08/22		450	453,258
SS&C Technologies Holdings, Inc., Term Loan B5, (LIBOR USD 1 Month + 2.25%), 4.04%, 04/16/25		6,531	6,546,674
Trans Union LLC, Term Loan:
(LIBOR USD 1 Month + 2.00%), 3.80%, 04/10/23		4,948	4,954,964
(LIBOR USD 1 Month + 2.00%), 3.80%, 06/19/25		1,045	1,045,757
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.29%, 08/27/25		7,183	7,182,770
Vertafore, Inc., Term Loan B, 07/02/25(o)		6,433	6,218,934
Wex, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 05/15/26		5,903	5,921,397

			129,857,693

Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc., Term Loan, 08/30/24(o)		3,138	3,042,342
Avantor Funding, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 11/21/24		1,744	1,754,923
IQVIA, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.10%, 03/07/24		2,095	2,100,651

Security	Par (000)	Value

Life Sciences Tools & Services (continued)
Sotera Health Holdings LLC, Term Loan:
05/15/22(o)	USD 4,328	$4,247,138
(LIBOR USD 3 Month + 3.50%), 5.43%, 05/15/22	2,303	2,288,833

		13,433,887

Machinery — 0.1%
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.10%, 05/18/24	743	742,492
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.54%, 07/30/24	927	928,135
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.54%, 04/01/24	2,539	2,484,021
Terex Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 01/31/24	422	423,201
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 03/28/25	6,643	6,271,805
Welbilt, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.29%, 10/11/25	1,070	1,060,340

		11,909,994

Media — 0.4%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.79%, 07/12/24	1,261	1,250,566
Charter Communications Operating, Term Loan B1, (LIBOR USD 1 Month + 1.75%), 3.58%, 04/30/25	15,647	15,686,019
Clear Channel Outdoor Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 08/21/26	15,241	15,265,538
CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.17%, 07/17/25	1,750	1,739,473
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.33%, 04/15/27	2,158	2,153,825
Diamond Sports Group LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.08%, 08/24/26	4,709	4,726,659
Gray Television, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.51%, 01/02/26	1,967	1,971,128
iHeartCommunications, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 4.00%), 6.03%, 05/01/26	3,690	3,700,308
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 6 Month + 4.50%), 6.43%, 01/02/24	2,326	2,349,491
LCPR Loan Financing LLC, Term Loan, 10/15/26(o)	1,523	1,531,575
Learfield Communications LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90% — 5.33%, 12/01/23	2,057	2,057,635
Lions Gate Capital Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 03/24/25	1,387	1,341,571
Midcontinent Communications, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.16%, 08/15/26	1,210	1,217,203
Nexstar Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.55%, 09/18/26	2,270	2,277,241
Nielsen Finance LLC, Term Loan B4, (LIBOR USD 1 Month + 2.00%), 3.94%, 10/04/23	1,163	1,158,710
Radiate Holdco LLC, 1st Lien Term Loan, 02/01/24(o)	3,191	3,155,974
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.17%, 08/15/26	1,844	1,840,378

48

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 09/28/23(d)	USD 4,660	$4,642,818
Univision Communications, Inc., Term Loan C5, (LIBOR USD 1 Month + 2.75%), 4.54%, 03/15/24(d)	1,061	1,021,973

		69,088,085

Metals & Mining — 0.0%
Ball Metalpack Finco LLC, Term Loan, 07/31/25(o)	1,737	1,577,372
Equinox Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.79%, 03/08/24	4,000	3,982,259

		5,559,631

Multiline Retail — 0.0%
Leslie’s Poolmart, Inc., Term Loan B, 08/16/23(o)	1,317	1,232,496
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 7.99%, 10/25/23	993	721,650

		1,954,146

Multi-Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 0.00%, 11/28/24	3,080	2,884,624
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.04%, 12/08/23	1,324	1,285,309

		4,169,933

Oil, Gas & Consumable Fuels — 0.0%
BCP Raptor II LLC, Term Loan, (LIBOR USD 1 Month + 4.75%), 6.54%, 11/03/25	808	707,988
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 10.38%), 12.17%, 12/31/21	2,587	1,707,587
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.29%, 11/28/22(d)	1,276	1,174,212
Euro Garages Ltd., Term Loan B, 02/07/25(o)	1,810	1,743,523
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.60%, 06/30/25	903	876,019

		6,209,329

Personal Products — 0.0%
Sunshine Luxembourg VII SARL, Term Loan, 10/01/26(o)	4,562	4,563,916

Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, Term Loan B18, 03/21/25(o)	1,836	1,398,446
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.92%, 06/02/25	11,395	11,431,308
Catalent, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.04%, 05/08/26	2,994	2,994,012
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.06%, 04/29/24	1,938	1,779,366
Grifols Worldwide Operations Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.09%, 01/31/25	5,713	5,718,398
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.29%, 08/18/22	10,773	10,745,920
National Veterinary Associates, Inc., Term Loan B3, (LIBOR USD 1 Month + 2.75%), 4.54%, 02/02/25	1,659	1,656,816

		35,724,266

Security	Par (000)		Value

Professional Services — 0.0%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 6.80%, 02/06/26	USD	5,386	$5,398,334
ON Assignment, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 04/02/25		1,040	1,041,495

			6,439,829

Real Estate Management & Development — 0.3%
ESH Hospitality, Inc., Term Loan B, 09/18/26(o)		2,210	2,211,795
Forest City Enterprises LP, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.79%, 12/08/25		1,980	1,989,443
Park Avenue Tower, Term Loan, 03/09/24(d)(o)		30,526	30,526,407
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.07%, 02/08/25		1,756	1,661,710
Riata Corporate Park, Term Loan, (LIBOR USD 6 Month + 6.29%), 7.77%, 06/09/22(d)		20,000	20,000,000

			56,389,355

Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 07/13/23		6,105	6,005,555

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 09/19/26		1,261	1,265,597

Software — 0.4%
Cerence, Inc., Term Loan, (LIBOR USD 6 Month + 6.00%), 8.03%, 10/01/24		1,469	1,378,113
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 6.61% — 6.68%, 09/29/23		1,747	1,496,948
Ellie Mae, Inc., 1st Lien Term Loan, 04/17/26(o)		5,575	5,537,815
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.85%, 02/01/22		11,155	11,154,781
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.04%, 08/05/22		5,001	5,007,758
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.25%, 11/01/23		8,228	8,206,390
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.55%, 09/30/24		5,945	5,940,448
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.46%, 07/31/25		1,004	966,745
Refinitiv US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.54%, 10/01/25		9,272	9,315,631
RP Crown Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 10/12/23		3,964	3,955,244
SolarWinds, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 02/05/24		6,879	6,866,278
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 04/16/25		2,053	2,056,102
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.00%, 06/30/26		5,598	5,563,457
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.54%, 05/04/26		3,185	3,189,873

			70,635,583

Specialty Retail — 0.1%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.71%, 11/07/24		1,577	1,574,941
Belron Finance US LLC, Term Loan B1, (LIBOR USD 3 Month + 2.50%), 4.68%, 11/06/25		1,334	1,332,253
IAA, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.06%, 06/29/26		1,247	1,250,548

49

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
MED ParentCo LP, Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.25%), 0.00% - 6.19%, 08/31/26	USD	60	$58,817
MED ParentCo LP, Term Loan, (LIBOR USD 1 Month + 4.25%), 6.04%, 07/31/26		1,684	1,656,693
Midas Intermediate Holdco II LLC, Term Loan B, 08/18/21(o)		1,655	1,590,246
Optiv, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 02/01/24		763	614,641
PetSmart, Inc., Term Loan, 03/11/22(o)		4,425	4,307,914

			12,386,053

Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.75%, 04/29/23		5,161	5,138,724

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.04%, 01/02/25		1,281	1,268,705
HD Supply, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.54%, 10/17/23		7,439	7,462,940
United Rentals, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.54%, 10/31/25		393	394,873

			9,126,518

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.34%, 05/27/24		1,717	1,455,431
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 05/16/24		1,156	1,152,780
SBA Senior Finance II LLC, 2nd Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 04/06/25		1,985	1,989,093
Sprint Communications, Inc., 1st Lien Term Loan, 02/02/24(o)		1,431	1,413,348

			6,010,652

Total Floating Rate Loan Interests — 6.4% (Cost: $1,102,753,626)			1,090,328,915

Foreign Agency Obligations — 0.5%

Argentina — 0.0%
YPF SA:
8.75%, 04/04/24(b)		4,770	3,959,100
8.75%, 04/04/24		340	282,200

			4,241,300

Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		4,313	4,959,950

Chile — 0.1%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(b)		6,730	7,872,081

China — 0.0%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	1,800	1,989,974
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(a)(k)	USD	520	522,600
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		1,100	1,063,425

Security		Par (000)	Value

China (continued)
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20	USD	432	$432,432

			4,008,431

France — 0.0%
Electricite de France SA(a)(k):
(EUR Swap Annual 6 Year + 3.44%), 4.00%	EUR	700	843,167
(GBP Swap 13 Year + 3.96%), 6.00%	GBP	600	846,347

			1,689,514

India — 0.1%
NTPC Ltd., 5.63%, 07/14/21	USD	2,590	2,716,262
Power Finance Corp. Ltd., 3.75%, 12/06/27		3,797	3,827,851
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		5,397	5,641,552

			12,185,665

Indonesia — 0.0%
Perusahaan Listrik Negara PT:
6.15%, 05/21/48		2,900	3,643,071
4.88%, 07/17/49		1,800	1,919,250

			5,562,321

Mexico — 0.2%
Petroleos Mexicanos:
5.50%, 01/21/21		17,816	18,395,020
6.38%, 02/04/21		6,400	6,707,200
6.84%, 01/23/30(b)		5,358	5,712,968

			30,815,188

Panama — 0.1%
AES Panama SRL, 6.00%, 06/25/22(b)		8,333	8,562,157

Saudi Arabia — 0.0%
Saudi Arabian Oil Co.(b):
2.88%, 04/16/24		590	598,112
3.50%, 04/16/29		3,125	3,233,887

			3,831,999

South Africa — 0.0%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(b)		6,487	6,878,247

Total Foreign Agency Obligations — 0.5% (Cost: $88,314,120)			90,606,853

Foreign Government Obligations — 2.7%

Argentina — 0.0%
Republic of Argentina:
6.88%, 04/22/21		1,740	784,631
4.63%, 01/11/23		8,140	3,281,438
8.75%, 05/07/24		266	82,228

			4,148,297

Brazil — 0.1%
Federative Republic of Brazil, 4.88%, 01/22/21		12,256	12,669,640

Chile — 0.2%
Republic of Chile:
2.25%, 10/30/22		3,250	3,260,156
3.13%, 03/27/25		13,600	14,286,800
3.13%, 01/21/26		4,700	4,958,500
3.24%, 02/06/28		16,080	17,200,575

			39,706,031

50

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia — 0.4%
Republic of Colombia:
4.00%, 02/26/24	USD	16,600	$17,580,438
8.13%, 05/21/24		10,300	12,746,250
4.50%, 01/28/26		12,870	14,100,694
3.88%, 04/25/27		8,585	9,137,659
4.50%, 03/15/29		5,872	6,541,775

			60,106,816

Croatia — 0.1%
Republic of Croatia, 6.63%, 07/14/20		7,384	7,605,520

Dominican Republic — 0.0%
Republic of Dominican:
5.50%, 01/27/25		3,321	3,552,432
6.88%, 01/29/26		3,200	3,654,000

			7,206,432

Egypt — 0.2%
Arab Republic of Egypt:
5.75%, 04/29/20		7,158	7,258,659
6.13%, 01/31/22(b)		4,664	4,821,410
6.13%, 01/31/22		12,427	12,846,411
16.00%, 06/11/22	EGP	50,091	3,212,847
14.30%, 09/03/22		108,495	6,710,193
5.58%, 02/21/23(b)	USD	3,970	4,088,068
4.75%, 04/11/25(b)	EUR	985	1,135,647
6.38%, 04/11/31(b)		985	1,144,230

			41,217,465

Indonesia — 0.4%
Republic of Indonesia:
5.88%, 03/13/20	USD	24,677	25,047,155
3.75%, 04/25/22		4,394	4,532,686
4.75%, 01/08/26		6,864	7,580,430
3.50%, 01/11/28		5,460	5,681,812
4.10%, 04/24/28		4,070	4,389,241
6.13%, 05/15/28	IDR	307,980,000	20,931,319
4.75%, 02/11/29	USD	1,527	1,738,871

			69,901,514

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		2,585	2,479,661

Mexico — 0.1%
United Mexican States:
3.60%, 01/30/25		3,200	3,361,000
4.13%, 01/21/26		5,000	5,354,687
4.50%, 04/22/29		290	319,272
8.30%, 08/15/31		552	813,165

			9,848,124

Nigeria — 0.1%
Federal Republic of Nigeria:
6.38%, 07/12/23		3,334	3,507,993
7.63%, 11/21/25		7,377	8,036,320

			11,544,313

Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24		9,720	10,409,512
3.88%, 03/17/28		6,770	7,370,838

			17,780,350

Paraguay — 0.0%
Republic of Paraguay, 5.40%, 03/30/50(b)		4,945	5,609,484

Security		Par (000)	Value

Philippines — 0.1%
Republic of the Philippines:
4.20%, 01/21/24	USD	12,585	$13,635,061
5.50%, 03/30/26		6,000	7,151,250

			20,786,311

Poland — 0.1%
Republic of Poland:
3.00%, 03/17/23		6,700	6,903,094
3.25%, 04/06/26		6,800	7,256,875

			14,159,969

Qatar — 0.2%
State of Qatar:
4.50%, 04/23/28		19,440	22,234,500
4.00%, 03/14/29(b)		12,805	14,233,558

			36,468,058

Russia — 0.2%
Russian Federation:
4.75%, 05/27/26		18,200	20,020,000
4.25%, 06/23/27		14,000	15,022,000

			35,042,000

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia:
4.00%, 04/17/25		7,000	7,518,000
3.25%, 10/26/26		13,600	14,048,800
4.38%, 04/16/29(b)		7,447	8,318,299

			29,885,099

South Africa — 0.0%
Republic of South Africa, 5.50%, 03/09/20		5,787	5,852,104

Sri Lanka — 0.1%
Republic of Sri Lanka:
6.25%, 10/04/20		3,585	3,642,136
6.25%, 07/27/21		473	480,243
5.75%, 01/18/22		1,750	1,769,687
6.85%, 03/14/24		1,250	1,290,376
7.85%, 03/14/29		5,200	5,356,000

			12,538,442

Turkey — 0.0%
Republic of Turkey, 4.88%, 04/16/43		7,695	6,129,548

Ukraine — 0.1%
Republic of Ukraine:
8.99%, 02/01/24		3,160	3,512,340
9.75%, 11/01/28		3,481	4,143,478

			7,655,818

Total Foreign Government Obligations — 2.7% (Cost: $440,154,152)			458,340,996

		Shares

Investment Companies — 7.0%
DCP Midstream LP		737,801	16,888,265
iShares iBoxx $ High Yield Corporate Bond ETF(h)*		8,123,339	705,187,059
iShares iBoxx $ Investment Grade Corporate Bond ETF(h)*		1,970,946	251,709,514
iShares MBS ETF*		1,556,627	168,722,800
Noble Midstream Partners LP		115,964	2,797,052
NuStar Energy LP		501,833	13,981,067

51

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies (continued)
Western Midstream Partners LP	1,149,512	$24,438,625

Total Investment Companies — 7.0% (Cost: $1,190,142,467)		1,183,724,382

	Par (000)

Non-Agency Mortgage-Backed Securities — 6.9%

Collateralized Mortgage Obligations — 2.6%
Adjustable Rate Mortgage Trust(c):
Series 2005-8, Class 2A1, 4.48%, 11/25/35	3,524	3,301,809
Series 2005-8, Class 7A2, 2.38%, 11/25/35	1,733	1,737,341
Series 2005-9, Class 5A1, 2.36%, 11/25/35	1,481	1,477,532
Alternative Loan Trust:
Series 2005-16, Class A1, 4.03%, 06/25/35(c)	625	600,057
Series 2005-36, Class 2A1A, 2.13%, 08/25/35(c)	2,027	1,810,941
Series 2005-56, Class 1A1, 2.55%, 11/25/35(c)	—(p)	—
Series 2005-61, Class 1A1, 2.34%, 12/25/35(c)	324	324,449
Series 2005-63, Class 3A3, 4.00%, 11/25/35(c)	3,458	3,309,857
Series 2005-63, Class 5A1, 4.04%, 12/25/35(c)	237	225,613
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35	97	96,295
Series 2005-72, Class A1, 2.36%, 01/25/36(c)	—(p)	—
Series 2005-72, Class A3, 2.42%, 01/25/36(c)	3,469	3,048,492
Series 2005-76, Class 2A1, 3.39%, 02/25/36(c)	6,564	6,231,488
Series 2006-11CB, Class 1A5, 6.00%, 05/25/36	939	778,471
Series 2006-15CB, Class A1, 6.50%, 06/25/36	1,355	1,007,504
Series 2006-20CB, Class A9, 6.00%, 07/25/36	639	472,865
Series 2006-2CB, Class A6, 5.50%, 03/25/36	1,008	726,908
Series 2006-45T1, Class 1A10, 6.00%, 02/25/37	3,575	2,408,142
Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,501	2,047,105
Series 2006-7CB, Class 1A6, 6.00%, 05/25/36	1,087	842,084
Series 2006-9T1, Class A7, 6.00%, 05/25/36	495	374,059
Series 2006-J7, Class 2A1, 2.66%, 11/20/46(c)	6,048	4,306,748
Series 2006-J8, Class A5, 6.00%, 02/25/37	1,664	1,145,702
Series 2006-OA14, Class 1A1, 4.12%, 11/25/46(c)	8,691	7,742,293
Series 2006-OA14, Class 2A1, 2.01%, 11/25/46(c)	7,553	6,846,192
Series 2006-OA14, Class 3A1, 3.24%, 11/25/46(c)	11,486	10,536,233
Series 2006-OA16, Class A2, 2.01%, 10/25/46(c)	507	492,358
Series 2006-OA2, Class A1, 2.06%, 05/20/46(c)	2,111	1,796,837
Series 2006-OA3, Class 2A1, 2.03%, 05/25/36(c)	12,082	10,885,282
Series 2006-OA8, Class 1A1, 2.01%, 07/25/46(c)	17,182	16,837,106

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2007-12T1, Class A22, 5.75%, 06/25/37	USD	2,407	$1,713,474
Series 2007-12T1, Class A5, 6.00%, 06/25/37		534	391,362
Series 2007-15CB, Class A7, 6.00%, 07/25/37		372	336,948
Series 2007-18CB, Class 2A25, 6.00%, 08/25/37		351	327,137
Series 2007-19, Class 1A4, 6.00%, 08/25/37		1,618	1,294,466
Series 2007-19, Class 1A8, 6.00%, 08/25/37		787	629,810
Series 2007-25, Class 1A3, 6.50%, 11/25/37		4,093	2,949,024
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		643	446,734
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37		3,920	2,719,282
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37		673	466,773
Series 2007-AL1, Class A1, 2.07%, 06/25/37(c)		8,345	6,889,959
Series 2007-J1, Class 2A5, 6.00%, 03/25/37		1,856	1,124,746
Series 2007-OA11, Class A1A, 3.77%, 11/25/47(c)		2,734	2,467,715
Series 2007-OA3, Class 1A1, 1.96%, 04/25/47(c)		14,629	14,006,563
Series 2007-OA4, Class A1, 1.99%, 05/25/47(c)		5,623	5,436,201
Series 2007-OA8, Class 2A1, 2.00%, 06/25/47(c)		13,369	10,781,709
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 05/25/36		1,468	1,215,770
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 3.42%, 10/25/46(c)		15,059	14,683,550
Series 2006-3, Class 2A11, 3.39%, 10/25/46(c)		6,691	6,040,641
Series 2007-3, Class 22A1, 6.25%, 06/25/37(e)		1,107	1,009,169
Banc of America Funding Trust(c):
Series 2006-7, Class T2A3, 5.69%, 10/25/36		641	621,056
Series 2006-D, Class 6A1, 3.99%, 05/20/36		459	455,971
Series 2007-D, Class 1A1, 2.06%, 06/20/47		1,777	1,595,624
Banc of America Mortgage Trust, Series 2004-L, Class 4A1, 4.56%, 01/25/35(c)		11	11,084
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 2.26%, 04/25/36(c)		7,892	9,346,506
Bear Stearns Asset-Backed Securities I Trust(e):
Series 2005-AC9, Class A5, 6.25%, 12/25/35		993	983,609
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36		1,173	1,084,065
Bear Stearns Mortgage Funding Trust(c):
Series 2007-AR2, Class A1, 1.99%, 03/25/37		2,259	2,134,502
Series 2007-AR3, Class 1A1, 1.96%, 03/25/37		2,954	2,866,894
Series 2007-AR4, Class 1A1, 2.02%, 09/25/47		3,860	3,728,266
CGMSE, Series 2014-2X, 5.70%, 11/17/31(c)	EUR	384	400,656
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(b)(c)	USD	722	732,968
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, 2.09%, 04/25/35(c)		2,061	2,033,089
Series 2005-9, Class 1A1, 2.42%, 05/25/35(c)		4,274	3,796,925
Series 2006-OA4, Class A1, 3.35%, 04/25/46(c)		3,088	1,482,537

52

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2007-21, Class 1A1, 6.25%, 02/25/38	USD	232	$186,378
Series 2007-J2, Class 2A6, 6.00%, 07/25/37		870	581,870
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,328	888,521
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 01/25/37		115	113,108
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		27	25,459
CSMC Trust(b):
Series 2008-2R, Class 1A1, 6.00%, 07/25/37		887	842,353
Series 2018-RPL8, Class A1, 4.12%, 07/25/58(c)		24,278	24,504,067
Series 2019-JR1, Class A1, 4.10%, 09/27/66(c)		6,411	6,433,853
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 3A1, 2.01%, 08/25/47(c)		16,377	15,605,803
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 3.66%, 02/25/37(c)		1,910	1,507,445
GMACM Mortgage Loan Trust, Series 2005- AR2, Class 4A, 4.00%, 05/25/35(c)		60	58,724
GreenPoint Mortgage Funding Trust(c):
Series 2006-AR1, Class GA1B, 1.99%, 02/25/36		6,002	5,710,444
Series 2006-AR2, Class 4A1, 4.39%, 03/25/36		2,052	2,064,439
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 05/25/36		14	33,105
Series 2006-OA1, Class 1A1, 2.04%, 08/25/46(c)		29,013	11,427,612
Impac CMB Trust, Series 2005-6, Class 1A1, 2.32%, 10/25/35(c)		2,493	2,472,591
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37		927	903,927
Series 2007-F2, Class 2A1, 6.50%, 07/25/37		2,262	1,312,876
IndyMac INDX Mortgage Loan Trust(c):
Series 2007-AR15, Class 1A1, 3.80%, 08/25/37		150	129,675
Series 2007-AR15, Class 2A1, 3.79%, 08/25/37		719	625,020
JPMorgan Trust, Series 2015-3, Class A5, 3.50%, 05/25/45(b)(c)		1,178	1,185,898
Lehman XS Trust, Series 2007-20N, Class A1, 2.97%, 12/25/37(c)		13,439	13,303,144
LHOME Mortgage Trust, Series 2019-RTL2, Class A1, 3.84%, 03/25/24(b)		19,000	18,993,827
LSTAR Securities Investment Ltd., Series 2019- 3, Class A1, 3.53%, 04/01/24(b)(c)		18,369	18,341,619
LSTAR Securities Investment Trust(b)(c):
Series 2019-1, Class A1, 3.73%, 03/01/24		3,417	3,418,800
Series 2019-2, Class A1, 3.53%, 04/01/24		13,556	13,555,612
Merrill Lynch Mortgage Investors Trust(c):
Series 2005-A9, Class 2A1E, 4.23%, 12/25/35		959	947,704
Series 2006-1, Class 2A1, 4.20%, 02/25/36		499	507,525
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 09/25/56(b)(c)		455	465,700
Octagon Investment Partners 26 Ltd., Series 2016-1, Class AR, 3.80%, 04/20/31(c)		2,250	2,118,154
Prime Mortgage Trust(b):
Series 2006-DR1, Class 1A2, 6.00%, 05/25/35		11	10,208
Series 2006-DR1, Class 2A1, 5.50%, 05/25/35		561	490,433

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%, 03/25/37	USD	265	$246,532
RCO V Mortgage LLC, Series 2019-1, Class A1, 3.72%, 05/24/24(b)(e)		9,494	9,508,136
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 01/25/37		362	234,438
RFMSI Trust, Series 2007-S7, Class A20, 6.00%, 07/25/37		66	65,344
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 4.42%, 04/25/47(c)		320	234,482
Structured Asset Mortgage Investments II Trust(c):
Series 2006-AR2, Class A1, 2.05%, 02/25/36		1,439	1,427,087
Series 2006-AR4, Class 3A1, 2.01%, 06/25/36		12,105	11,848,315
Series 2006-AR6, Class 2A1, 2.01%, 07/25/46		14,562	12,589,355
Series 2007-AR4, Class GA4B, 2.00%, 09/25/47		3,665	3,548,495
Toorak Mortgage Corp. Ltd., Series 2019-2, Class A1, 3.72%, 09/25/22(d)(e)		12,000	12,015,000
WaMu Mortgage Pass-Through Certificates Trust(c):
Series 2007-OA4, Class 1A, 3.16%, 05/25/47		2,449	2,344,090
Series 2007-OA5, Class 1A, 3.14%, 06/25/47		8,609	8,269,490
Series 2007-OA6, Class 1A, 3.20%, 07/25/47		4,531	4,138,831
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2006-8, Class A5, 4.38%, 10/25/36(e)		1,313	722,239
Series 2006-AR5, Class 1A, 3.37%, 06/25/46(c)		6,605	5,043,415
Series 2006-AR8, Class 2A, 3.24%, 10/25/46(c)		7,321	6,716,204
Series 2007-OA1, Class 2A, 3.11%, 12/25/46(c)		6,201	5,542,153
Series 2007-OA5, Class A1A, 3.23%, 05/25/47(c)		4,437	4,217,280

			435,091,328

Commercial Mortgage-Backed Securities — 4.2%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(b)(c)		9,251	9,221,685
280 Park Avenue Mortgage Trust(b)(c):
Series 2017-280P, Class A, 2.79%, 09/15/34		975	974,993
Series 2017-280P, Class E, 4.03%, 09/15/34		29,015	29,142,213
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29(b)		1,250	1,261,086
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.01%, 04/15/35(b)(c)		4,500	4,512,685
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43		75	74,743
Atrium Hotel Portfolio Trust(b)(c):
Series 2017-ATRM, Class D, 3.86%, 12/15/36		11,310	11,327,659
Series 2017-ATRM, Class E, 4.96%, 12/15/36		2,388	2,394,565
Aventura Mall Trust(b)(c):
Series 2013-AVM, Class A, 3.74%, 12/05/32		2,000	2,021,409
Series 2013-AVM, Class E, 3.74%, 12/05/32		5,635	5,692,519

53

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BAMLL Commercial Mortgage Securities Trust(b)(c):
Series 2016-ISQ, Class E, 3.61%, 08/14/34	USD	23,440	$23,327,469
Series 2017-SCH, Class CL, 3.41%, 11/15/32		3,225	3,224,097
Series 2017-SCH, Class DL, 3.91%, 11/15/32		3,965	3,965,635
Series 2018-DSNY, Class D, 3.62%, 09/15/34		11,982	12,019,623
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(c)		811	794,767
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C, 4.18%, 05/15/52		3,442	3,656,806
Bayview Commercial Asset Trust(b)(c):
Series 2005-2A, Class A1, 2.13%, 08/25/35		4,382	4,209,527
Series 2005-3A, Class A1, 2.14%, 11/25/35		1,066	1,028,954
Series 2007-1, Class A1, 2.04%, 03/25/37		6,395	6,077,912
Series 2007-3, Class A2, 2.11%, 07/25/37		5,821	5,508,589
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, 2.68%, 04/25/36(b)(c)		2,515	2,514,143
BBCMS Mortgage Trust(b)(c):
Series 2018-CHRS, Class E, 4.27%, 08/05/38		1,750	1,629,696
Series 2018-TALL, Class D, 3.36%, 03/15/37		2,000	1,998,753
BBCMS Trust, Series 2015-STP, Class E, 4.28%, 09/10/28(b)(c)		375	371,934
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(b)(c)		2,672	2,691,873
Bear Stearns Commercial Mortgage Securities Trust(c):
Series 2005-PW10, Class B, 5.61%, 12/11/40		4,000	4,077,325
Series 2007-PW18, Class B, 6.48%, 06/11/50(b)		2,239	2,304,601
Benchmark Mortgage Trust(c):
Series 2018-B3, Class D, 3.06%, 04/10/51(b)		1,250	1,161,374
Series 2018-B7, Class C, 4.86%, 05/15/53		4,770	5,421,741
BWAY Mortgage Trust(b):
Series 2013-1515, Class D, 3.63%, 03/10/33		3,600	3,711,369
Series 2013-1515, Class E, 3.72%, 03/10/33		2,000	2,055,257
Series 2015-1740, Class E, 4.45%, 01/10/35(c)		2,000	2,064,345
BX Commercial Mortgage Trust(b)(c):
Series 2018-IND, Class A, 2.66%, 11/15/35		2,356	2,353,627
Series 2018-IND, Class G, 3.96%, 11/15/35		11,387	11,436,508
Series 2018-IND, Class H, 4.91%, 11/15/35		12,957	12,957,088
Series 2019-XL, Class A, 2.92%, 10/15/36		1,217	1,218,527
Series 2019-XL, Class G, 4.30%, 10/15/36		7,500	7,511,759
Series 2019-XL, Class J, 4.65%, 10/15/36		7,500	7,509,416
BX Trust, Series 2019-ATL, Class A, 3.09%, 10/15/36(b)(c)		850	849,473
BXP Trust(b)(c):
Series 2017-CC, Class D, 3.55%, 08/13/37		6,800	7,034,767
Series 2017-CC, Class E, 3.55%, 08/13/37		10,985	11,026,213
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(b)(c)		3,040	3,106,183
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.07%, 04/15/44(b)(c)		3,027	3,159,939
Series 2016-C4, Class C, 4.87%, 05/10/58(c)		3,330	3,606,971
Series 2016-C7, Class ASB, 3.64%, 12/10/54		1,000	1,059,815

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-TAN, Class C, 5.29%, 02/15/33(b)	USD	2,100	$2,228,926
CGBAM Commercial Mortgage Trust(b):
Series 2015-SMRT, Class B, 3.21%, 04/10/28		415	416,008
Series 2015-SMRT, Class E, 3.79%, 04/10/28(c)		2,550	2,560,422
Series 2015-SMRT, Class F, 3.79%, 04/10/28(c)		800	803,270
CGDBB Commercial Mortgage Trust(b)(c):
Series 2017-BIOC, Class A, 2.70%, 07/15/32		1,240	1,239,611
Series 2017-BIOC, Class D, 3.51%, 07/15/32		7,220	7,220,010
Series 2017-BIOC, Class E, 4.06%, 07/15/32		5,169	5,169,002
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A3, 2.82%, 04/10/46		1,653	1,691,343
Series 2014-GC19, Class C, 5.09%, 03/10/47(c)		2,278	2,465,474
Series 2015-GC27, Class AAB, 2.94%, 02/10/48		1,090	1,114,418
Series 2015-GC27, Class C, 4.43%, 02/10/48(c)		3,000	3,113,732
Series 2016-C1, Class C, 4.95%, 05/10/49(c)		2,870	3,180,886
Series 2016-C1, Class D, 4.95%, 05/10/49(b)(c)		980	1,018,164
Series 2016-C2, Class AAB, 2.71%, 08/10/49		930	950,386
Series 2016-GC37, Class C, 4.92%, 04/10/49(c)		2,640	2,868,763
Series 2016-GC37, Class D, 2.79%, 04/10/49(b)		3,446	2,945,499
Series 2016-P3, Class C, 4.83%, 04/15/49(c)		1,271	1,388,979
Series 2016-P5, Class AAB, 2.84%, 10/10/49		1,700	1,742,353
Series 2018-C6, Class C, 5.07%, 11/10/51(c)		3,976	4,560,074
CLNS Trust(b)(c):
Series 2017-IKPR, Class A, 2.73%, 06/11/32		1,080	1,078,651
Series 2017-IKPR, Class E, 5.43%, 06/11/32		1,738	1,744,520
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.72%, 06/10/44(b)(c)		2,766	2,810,123
Series 2012-LC4, Class A4, 3.29%, 12/10/44		1,376	1,403,209
Series 2013-300P, Class A1, 4.35%, 08/10/30(b)		960	1,027,415
Series 2013-300P, Class D, 4.39%, 08/10/30(b)(c)		3,000	3,141,503
Series 2013-CR12, Class A4, 4.05%, 10/10/46		965	1,027,880
Series 2013-CR7, Class ASB, 2.74%, 03/10/46		649	656,266
Series 2013-CR9, Class A4, 4.23%, 07/10/45(c)		1,550	1,659,138
Series 2013-LC6, Class A3, 2.67%, 01/10/46		520	527,418
Series 2013-SFS, Class A1, 1.87%, 04/12/35(b)		380	378,944
Series 2014-CR15, Class ASB, 3.60%, 02/10/47		1,757	1,810,882
Series 2014-CR15, Class C, 4.75%, 02/10/47(c)		2,050	2,220,076
Series 2014-CR17, Class A5, 3.98%, 05/10/47		1,120	1,202,408

54

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-CR18, Class ASB, 3.45%, 07/15/47	USD	1,806		$1,851,410
Series 2014-LC15, Class ASB, 3.53%, 04/10/47		1,759		1,808,789
Series 2015-CR23, Class B, 4.18%, 05/10/48(c)		9,520		10,222,007
Series 2015-CR23, Class CMC, 3.68%, 05/10/48(b)(c)		7,688		7,706,411
Series 2015-CR23, Class CMD, 3.68%, 05/10/48(b)(c)		18,170		18,199,246
Series 2015-CR23, Class CME, 3.68%, 05/10/48(b)(c)		2,180		2,180,094
Series 2015-CR25, Class C, 4.54%, 08/10/48(c)		1,024		1,077,987
Series 2015-CR26, Class A3, 3.36%, 10/10/48		770		812,636
Series 2015-LC19, Class C, 4.25%, 02/10/48(c)		6,513		6,893,860
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		2,490		2,358,041
Series 2015-LC21, Class ASB, 3.42%, 07/10/48		1,045		1,084,907
Series 2015-LC21, Class C, 4.30%, 07/10/48(c)		6,010		6,347,298
Series 2015-PC1, Class ASB, 3.61%, 07/10/50		600		624,767
Series 2016-667M, Class D, 3.18%, 10/10/36(b)(c)		3,200		3,233,358
Series 2016-CR28, Class A3, 3.50%, 02/10/49		2,415		2,575,598
Series 2016-DC2, Class ASB, 3.55%, 02/10/49		500		523,177
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		3,425		3,232,686
Series 2018-HCLV, Class B, 3.32%, 09/15/33(b)(c)		2,500		2,497,651
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class C, 4.95%, 07/15/37(c)		—	(p)	180
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class ASB, 3.22%, 06/15/57		1,440		1,481,758
Series 2016-C6, Class C, 4.75%, 01/15/49(c)		3,950		4,278,147
Series 2018-C14, Class D, 4.89%, 11/15/51(b)(c)		5,030		5,325,354
CSWF, Series 2018-TOP, Class A, 2.91%, 08/15/35(b)(c)		395		395,121
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.49%, 08/10/49(b)(c)		5,845		5,665,937
DBUBS Mortgage Trust(b)(c):
Series 2017-BRBK, Class E, 3.53%, 10/10/34		10,428		10,509,570
Series 2017-BRBK, Class F, 3.53%, 10/10/34		3,710		3,687,631
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(b)		1,864		1,918,384
GRACE Mortgage Trust(b):
Series 2014-GRCE, Class A, 3.37%, 06/10/28		1,500		1,522,093
Series 2014-GRCE, Class F, 3.59%, 06/10/28(c)		10,256		10,342,262
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class J, 5.86%, 05/03/32(b)		1,500		1,709,777

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-GC10, Class AAB, 2.56%, 02/10/46	USD	1,301	$1,311,037
Series 2013-KING, Class C, 3.44%, 12/10/27(b)(c)		5,600	5,596,366
Series 2013-KING, Class D, 3.44%, 12/10/27(b)(c)		3,750	3,746,132
Series 2013-KING, Class E, 3.44%, 12/10/27(b)(c)		11,600	11,583,609
GS Mortgage Securities Corp. Trust(b):
Series 2012-ALOH, Class A, 3.55%, 04/10/34		863	887,983
Series 2016-RENT, Class C, 4.07%, 02/10/29(c)		2,550	2,580,272
Series 2017-500K, Class D, 3.21%, 07/15/32(c)		1,130	1,130,002
Series 2017-500K, Class E, 3.41%, 07/15/32(c)		1,650	1,651,551
Series 2017-500K, Class F, 3.71%, 07/15/32(c)		540	540,676
Series 2017-500K, Class G, 4.41%, 07/15/32(c)		280	277,771
Series 2018-HULA, Class D, 3.71%, 07/15/25(c)		2,318	2,325,681
Series 2019-SOHO, Class A, 2.81%, 06/15/36(c)		1,000	1,000,932
GS Mortgage Securities Trust:
Series 2013-GC12, Class AAB, 2.68%, 06/10/46		1,416	1,428,016
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		1,684	1,746,009
Series 2014-GC20, Class AAB, 3.66%, 04/10/47		1,830	1,893,266
Series 2014-GC24, Class AAB, 3.65%, 09/10/47		1,454	1,507,554
Series 2015-GC30, Class A2, 2.73%, 05/10/50		1,881	1,880,949
Series 2015-GC32, Class C, 4.41%, 07/10/48(c)		2,085	2,225,734
Series 2015-GC32, Class D, 3.35%, 07/10/48		2,282	2,174,224
Series 2016-GS3, Class AAB, 2.78%, 10/10/49		2,766	2,837,676
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		2,749	2,624,540
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		1,260	1,174,574
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.66%, 07/15/45		910	957,391
Series 2013-C14, Class ASB, 3.76%, 08/15/46(c)		1,465	1,510,440
Series 2015-C28, Class ASB, 3.04%, 10/15/48		1,641	1,684,090
Series 2015-C33, Class D1, 4.12%, 12/15/48(b)(c)		1,898	1,901,848
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class C, 3.89%, 03/15/50(c)		5,137	5,369,213
Series 2017-JP5, Class D, 4.64%, 03/15/50(b)(c)		7,320	7,687,187
Series 2017-JP6, Class A3, 3.11%, 07/15/50		500	513,993
JPMDB Commercial Mortgage Securities Trust(c):
Series 2017-C5, Class C, 4.51%, 03/15/50		1,486	1,603,902
Series 2017-C5, Class D, 4.55%, 03/15/50(b)		1,254	1,293,707

55

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class A3, 3.51%, 05/15/45	USD	1,790	$1,848,144
Series 2012-CBX, Class A4, 3.48%, 06/15/45		2,089	2,136,763
Series 2012-HSBC, Class A, 3.09%, 07/05/32(b)		1,633	1,674,737
Series 2013-LC11, Class ASB, 2.55%, 04/15/46		1,532	1,544,618
Series 2014-C20, Class A5, 3.80%, 07/15/47		1,000	1,069,156
Series 2015-JP1, Class D, 4.24%, 01/15/49(c)		5,750	5,846,697
Series 2015-UES, Class D, 3.62%, 09/05/32(b)(c)		2,630	2,639,491
Series 2015-UES, Class E, 3.62%, 09/05/32(b)(c)		3,750	3,754,261
Series 2016-JP2, Class ASB, 2.71%, 08/15/49		2,250	2,293,810
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(b)		2,840	2,943,759
Series 2019-OSB, Class E, 3.78%, 06/05/39(b)(c)		2,800	2,891,421
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 3.72%, 05/15/36(b)(c)		12,751	12,751,092
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 05/15/31(b)(c)		2,500	2,510,738
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50(b)(c)		3,375	3,532,978
MAD Mortgage Trust, Series 2017-330M, Class D, 3.98%, 08/15/34(b)(c)		3,305	3,376,252
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32(b)(c)		6,670	6,717,837
Merrill Lynch Mortgage Trust, Series 2005- CIP1, Class D, 5.60%, 07/12/38(c)		1,422	1,441,835
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.08%, 07/15/46(c)		1,380	1,473,678
Series 2013-C12, Class A4, 4.26%, 10/15/46(c)		1,625	1,747,030
Series 2013-C9, Class A4, 3.10%, 05/15/46		1,850	1,909,533
Series 2014-C15, Class A4, 4.05%, 04/15/47		520	559,071
Series 2014-C18, Class A2, 3.19%, 10/15/47		106	105,577
Series 2015-C23, Class A2, 2.98%, 07/15/50		2,000	2,002,625
Series 2015-C23, Class D, 4.13%, 07/15/50(b)(c)		2,800	2,814,387
Series 2015-C25, Class D, 3.07%, 10/15/48		3,435	3,333,007
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		3,232	3,067,032
Series 2017-C33, Class C, 4.56%, 05/15/50(c)		3,161	3,423,416
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.28%, 10/15/42(c)		2,670	2,744,554
Series 2014-CPT, Class E, 3.45%, 07/13/29(b)(c)		950	962,555
Series 2014-CPT, Class F, 3.45%, 07/13/29(b)(c)		5,625	5,660,339
Series 2014-CPT, Class G, 3.45%, 07/13/29(b)(c)		3,392	3,401,631
Series 2014-MP, Class A, 3.47%, 08/11/33(b)		1,500	1,529,978
Series 2015-MS1, Class D, 4.03%, 05/15/48(b)(c)		7,725	7,458,740
Series 2017-CLS, Class A, 2.61%, 11/15/34(b)(c)		2,000	1,998,743

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-CLS, Class F, 4.51%, 11/15/34(b)(c)	USD	7,904	$7,923,849
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		7,130	6,481,115
Series 2017-HR2, Class D, 2.73%, 12/15/50		1,570	1,433,183
Series 2018-H3, Class C, 4.85%, 07/15/51(c)		2,880	3,178,130
Series 2018-MP, Class E, 4.28%, 07/11/40(b)(c)		2,930	2,982,452
Series 2018-SUN, Class F, 4.46%, 07/15/35(b)(c)		4,040	4,057,694
Olympic Tower Mortgage Trust, Series 2017- OT, Class E, 3.95%, 05/10/39(b)(c)		8,300	8,526,094
Prima Capital CRE Securitization Ltd.(b)(d):
Series 2015-4A, Class C, 4.00%, 08/24/49		3,210	3,273,237
Series 2016-6A, Class C, 4.00%, 08/24/40		16,500	16,396,050
RAIT Trust, Series 2017-FL7, Class C, 4.42%, 06/15/37(b)(c)		990	990,082
USDC, Series 2018-USDC, Class F, 4.49%, 05/13/38(b)(c)		2,550	2,607,760
Velocity Commercial Capital Loan Trust, Series 2014-1, Class M6, 8.85%, 09/25/44(b)(c)		3,309	3,291,796
VNDO Mortgage Trust(b)(c):
Series 2012-6AVE, Class E, 3.34%, 11/15/30		3,000	3,043,008
Series 2013-PENN, Class D, 3.95%, 12/13/29		5,060	5,104,135
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class B, 4.49%, 09/15/57(c)		1,600	1,745,099
Series 2015-NXS4, Class D, 3.60%, 12/15/48(c)		898	912,038
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		1,093	985,778
Series 2016-C32, Class ASB, 3.32%, 01/15/59		514	535,480
Series 2016-C34, Class C, 5.03%, 06/15/49(c)		1,080	1,173,428
Series 2016-C37, Class C, 4.49%, 12/15/49(c)		4,000	4,296,320
Series 2016-LC25, Class C, 4.42%, 12/15/59(c)		8,320	8,804,868
Series 2016-NXS5, Class D, 4.88%, 01/15/59(c)		2,750	2,929,375
Series 2016-NXS6, Class C, 4.31%, 11/15/49(c)		4,783	5,140,127
Series 2017-C39, Class C, 4.12%, 09/15/50		3,268	3,450,060
Series 2017-C39, Class D, 4.35%, 09/15/50(b)(c)		1,690	1,721,048
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(c)		787	698,666
Series 2018-BXI, Class E, 4.07%, 12/15/36(b)(c)		1,488	1,488,328
Series 2018-C44, Class C, 4.84%, 05/15/51(c)		2,346	2,566,692
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		2,150	2,013,850
Series 2018-C45, Class C, 4.73%, 06/15/51		1,158	1,250,570
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.44%, 04/15/45		2,390	2,436,274
Series 2013-C12, Class ASB, 2.84%, 03/15/48		1,784	1,803,240
Series 2013-C15, Class A4, 4.15%, 08/15/46(c)		780	834,279
Series 2014-C20, Class A4, 3.72%, 05/15/47		770	812,008
Series 2014-C20, Class ASB, 3.64%, 05/15/47		1,423	1,470,020

56

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-C22, Class C, 3.76%, 09/15/57(c)	USD	1,300	$1,320,533
Series 2014-LC14, Class A4, 3.77%, 03/15/47		605	641,160

			716,831,159

Interest Only Commercial Mortgage-Backed Securities — 0.1%(c)
BBCMS Trust(b):
Series 2015-SRCH, Class XA, 0.96%, 08/10/35		78,000	4,580,940
Series 2015-SRCH, Class XB, 0.19%, 08/10/35		35,000	522,550
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.17%, 11/10/49		64,253	4,191,351
Commercial Mortgage Trust:
Series 2014-UBS5, Class XB2, 0.74%, 09/10/47(b)		12,675	426,894
Series 2015-CR25, Class XA, 0.89%, 08/10/48		14,204	577,910
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27(b)		33,723	337
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.06%, 04/10/47		765	24,618
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 0.85%, 09/15/47		7,358	247,687
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		40,477	1,853,033
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.09%, 03/10/50(b)		46,134	1,881,444
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XB, 0.34%, 04/15/47(b)		80,982	1,229,137
Series 2015-C26, Class XD, 1.34%, 10/15/48(b)		12,675	915,895
Series 2016-C31, Class XA, 1.42%, 11/15/49		76	5,488
Series 2016-C32, Class XA, 0.73%, 12/15/49		32,149	1,336,084
Morgan Stanley Capital I Trust, Series 2016- UBS9, Class XD, 1.54%, 03/15/49(b)		13,600	1,237,192
Natixis Commercial Mortgage Securities Trust(b):
Series 2017-75B, Class XA, 0.20%, 04/09/37		40,610	669,927
Series 2017-75B, Class XB, 0.03%, 04/09/37		27,000	113,656
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.14%, 12/13/29(b)		121,745	203,314
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.26%, 08/15/49(b)		11,784	832,422
Series 2016-LC25, Class XA, 1.00%, 12/15/59		22,622	1,092,199
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XB, 0.57%, 05/15/47		57,079	1,472,111
Series 2014-LC14, Class XA, 1.22%, 03/15/47		48,530	1,958,409

			25,372,598

Total Non-Agency Mortgage-Backed Securities — 6.9% (Cost: $1,116,715,841)			1,177,295,085

Security		Par (000)	Value

Preferred Securities — 3.9%

Capital Trusts — 2.5%

Banks — 1.2%(j)(k)
Bank of America Corp.:
Series X, 6.25%	USD	36,885	$40,794,810
Series Z, 6.50%		7,382	8,370,229
Series AA, 6.10%		11,538	12,770,085
Fifth Third Bancorp, Series J, 5.23%		14,175	14,192,719
HSBC Holdings plc, 6.37%		2,000	2,110,000
ING Groep NV, 6.00%		1,500	1,509,750
JPMorgan Chase & Co.:
Series V, 5.42%		2,250	2,265,750
Series Q, 5.15%		4,875	5,051,719
Series S, 6.75%		5,250	5,857,583
Series FF, 5.00%		17,860	18,574,400
Series X, 6.10%		2,015	2,212,107
Lloyds Banking Group plc, 6.66%(b)		3,000	3,397,500
M&T Bank Corp., Series F, 5.12%		14,800	15,799,000
SunTrust Banks, Inc., Series G, 5.05%		33,220	33,801,350
Wells Fargo & Co.:
Series S, 5.90%		23,190	25,045,200
Series U, 5.87%		3,330	3,687,975

			195,440,177

Capital Markets — 0.4%(j)(k)
Bank of New York Mellon Corp. (The), Series F, 4.62%		13,025	13,494,030
Goldman Sachs Group, Inc. (The):
Series M, 5.38%		12,395	12,575,595
Series P, 5.00%		17,822	17,679,424
Morgan Stanley, Series H, 5.61%		4,057	4,081,342
Northern Trust Corp., Series D, 4.60%		20,575	21,243,688

			69,074,079

Consumer Finance — 0.5%(j)(k)
Capital One Financial Corp., Series E, 5.55%		30,363	30,919,250
Discover Financial Services, Series C, 5.50%		13,150	13,511,625
General Motors Financial Co., Inc., Series A, 5.75%		34,722	33,527,910

			77,958,785

Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, 6.13%(j)(k)		16,815	17,971,031

Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(k)		146	150,015

Insurance — 0.0%
Progressive Corp. (The), Series B, 5.38%(j)(k)		9,110	9,517,764

Oil, Gas & Consumable Fuels — 0.3%(j)(k)
Energy Transfer Operating LP, Series B, 6.63%		33,675	32,117,531
EnLink Midstream Partners LP, Series C, 6.00%		12,249	8,412,613
Plains All American Pipeline LP, Series B, 6.13%		24,978	23,291,985

			63,822,129

Total Capital Trusts — 2.5% (Cost: $422,787,688)			433,933,980

		Shares

Preferred Stocks — 0.9%

Automobiles — 0.0%
Porsche Automobil Holding SE (Preference), 0.00%		11,936	878,855

57

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks — 0.2%(j)(k)
KeyCorp, Series E, 6.13%	375,000	$11,242,500
US Bancorp, Series F, 6.50%	442,000	12,093,120

		23,335,620

Beverages — 0.0%
Embotelladora Andina SA (Preference), Series B, 0.00%	48,580	140,185

Capital Markets — 0.3%
Morgan Stanley, Series K, 5.85%(j)(k)	1,445,000	39,968,700

Consumer Finance — 0.1%
SLM Corp., Series B, 3.82%(j)(k)	122,000	6,690,480

Electric Utilities — 0.0%
Entergy Arkansas LLC:
4.90%	102,000	2,733,600
4.88%	93,168	2,469,884
Entergy Louisiana LLC, 4.88%	32,274	854,615
Entergy Mississippi LLC, 4.90%	94,932	2,580,252
Entergy Texas, Inc., 5.63%	146,739	4,145,377

		12,783,728

Equity Real Estate Investment Trusts (REITs) — 0.0%(b)(k)
Firstar Realty LLC, 8.88%	5,000	5,725,000
SunTrust Real Estate Investment Corp., 9.00%(d)	15	1,581,148

		7,306,148

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Preference)(f)	178,711	3,691,415

Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%(f)(k)	735,000	19,279,050

Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer Operating LP, Series E, 7.60%(j)(k)	625,000	15,800,000
Surgutneftegas PJSC (Preference)	3,016,942	1,775,093

		17,575,093

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (Preference)	631,913	22,243,858

Total Preferred Stocks — 0.9% (Cost: $145,706,419)		153,893,132

Trust Preferreds — 0.5%

Banks — 0.0%
GMAC Capital Trust I, Series 2, 7.94%, 02/15/40(j)	180,668	4,771,442

Capital Markets — 0.3%
State Street Corp., 3.12%, 06/15/47(j)	59,916,000	51,003,495

Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 3.77%, 12/21/65(b)(j)	25,372,000	18,711,850

Consumer Finance — 0.1%
ILFC E-Capital Trust II, 4.02%, 12/21/65(b)(j)	11,944,000	9,167,020

Total Trust Preferreds — 0.5% (Cost: $92,941,174)		83,653,807

Total Preferred Securities — 3.9% (Cost: $661,435,281)		671,480,919

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 0.6%

Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association:
Series 2013-133, Class NA, 3.00%, 05/25/36	USD	451	$458,937
Series 2016-49, Class DA, 3.50%, 10/25/42		705	738,887
Series 2016-76, Class ME, 3.00%, 01/25/46		4,168	4,299,621
Federal National Mortgage Association Variable Rate Notes, Series 2017-C02, Class 2M1, (LIBOR USD 1 Month + 1.15%), 2.97%, 09/25/29(a)		527	528,084
Government National Mortgage Association, Series 2013-131, Class PA, 3.50%, 06/16/42		1,992	2,039,944

			8,065,473

Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp., Series KJ05, Class A2, 2.16%, 10/25/21		1,316	1,321,518
Federal Home Loan Mortgage Corp. Variable Rate Notes(j):
Series 2018-K732, Class B, 4.06%, 05/25/25(b)		1,500	1,582,531
Series 2018-SB52, Class A5F, 3.25%, 05/25/23		842	877,253

			3,781,302

Interest Only Commercial Mortgage-Backed Securities — 0.0%(j)
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series K055, Class X1, 1.36%, 03/25/26		22,418	1,661,900
Series K714, Class X1, 0.66%, 10/25/20		53,439	220,720
Federal National Mortgage Association ACES Variable Rate Notes, Series 2013-M5, Class X2, 2.01%, 01/25/22		1,311	30,191
Government National Mortgage Association Variable Rate Notes, Series 2017-44, 0.70%, 04/17/51		27,820	1,537,304

			3,450,115

Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp.:
3.50%, 07/01/32		2,298	2,415,630
4.00%, 07/01/26 - 03/01/34		768	816,039
4.50%, 07/01/47 - 03/01/49		2,192	2,405,080
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 12 Month + 1.63%), 2.91%, 11/01/45(a)		1,898	1,928,222
Uniform Mortgage-Backed Securities:
2.50%, 04/01/28 - 04/01/33		12,751	12,942,739
3.00%, 09/01/28 - 09/01/32		3,958	4,071,809
3.50%, 06/01/32 - 04/01/34		3,801	3,987,129
4.00%, 05/01/27 - 05/01/49		28,551	29,736,740
4.50%, 04/01/24 - 07/01/49		24,241	26,109,780

			84,413,168

Total U.S. Government Sponsored Agency Securities — 0.6% (Cost: $98,980,496)			99,710,058

Total Long-Term Investments — 92.9% (Cost: $15,416,316,059)			15,825,865,961

58

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Short-Term Securities — 13.1%

Foreign Government Obligations — 0.1%

Egypt — 0.1%
Arab Republic of Egypt Treasury Bills, 17.83%, 05/26/20(q)	EGP	197,650	$11,288,950

Nigeria — 0.0%
Nigeria OMO Bills, 11.63%, 02/27/20(q)	NGN	2,697,137	7,164,634

Total Foreign Government Obligations — 0.1% (Cost: $18,086,357)			18,453,584

Security	Shares	Value

Money Market Funds — 13.0%(r)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%*	1,770,187,010	$1,770,187,010
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.58%	18,853,190	18,853,190
SL Liquidity Series, LLC, Money Market Series, 2.02%(s)*	429,956,781	430,042,772

Total Money Market Funds — 13.0% (Cost: $2,219,047,155)		2,219,082,972

Total Short-Term Securities — 13.1% (Cost: $2,237,133,512)		2,237,536,556

Total Options Purchased — 0.1% (Cost: $25,644,908)		16,373,087

Total Investments — 106.1% (Cost: $17,679,094,479)		18,079,775,604

Liabilities in Excess of Other Assets — (6.1)%		(1,031,635,395)

Net Assets — 100.0%		$17,048,140,209

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)	Security, or a portion of the security, is on loan.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	Perpetual security with no stated maturity date.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Convertible security.
(n)	Zero-coupon bond.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Amount is less than 500.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Annualized 7-day yield as of period end.
(s)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	783,040,104	987,146,906	—	1,770,187,010	$1,770,187,010	$3,925,182		$—		$—
SL Liquidity Series, LLC, Money Market Series(b)	184,750,442	245,206,339	—	429,956,781	430,042,772	307,887	(c)	(23,832)		—
iShares iBoxx $ High Yield Corporate Bond ETF	8,123,339	—	—	8,123,339	705,187,059	8,839,809		—		(974,801)
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	1,970,946	—	1,970,946	251,709,514	444,970		—		(74,426)
iShares MBS ETF	—	1,556,627	—	1,556,627	168,722,800	—		—		295,759
iShares Short-Term Corporate Bond ETF(d)	4,485,005	—	(4,485,005)	—	—	601,457		4,383,776		(4,361,606)

					$3,325,849,155	$14,119,305		$4,359,944		$(5,115,074)

59

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

60

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	5,737	12/19/19	$747,513	$(4,495,283)
U.S. Treasury Long Bond	4,029	12/19/19	650,180	(9,278,646)
EURO STOXX 50 Index	10	12/20/19	403	17,945
MSCI Emerging Markets E-Mini Index	60	12/20/19	3,124	53,406
STOXX 600 Banks Index	16	12/20/19	120	3,241
U.S. Treasury 2 Year Note	391	12/31/19	84,300	31,061
U.S. Treasury 5 Year Note	8,810	12/31/19	1,050,180	(2,484,093)

				(16,152,369)

Short Contracts
Euro-Bund	9	12/06/19	1,724	3,448
Euro-Schatz	10	12/06/19	1,250	6,796
EUR Currency	2,309	12/16/19	322,582	(2,681,430)
GBP Currency	2,850	12/16/19	230,797	(9,811,368)
JPY Currency	393	12/16/19	45,600	294,112
U.S. Treasury 10 Year Ultra Note	5	12/19/19	711	(3,522)
U.S. Treasury Ultra Bond	6	12/19/19	1,139	(15,946)
S&P 500 E-Mini Index	1,513	12/20/19	229,658	153,700
Long Gilt	13	12/27/19	2,237	(9,896)

				(12,064,106)

				$(28,216,475)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,773,000	USD	3,079,998	State Street Bank and Trust Co.	11/05/19	$12,957
USD	1,626,250	ARS	76,173,550	JPMorgan Chase Bank NA	11/12/19	667,264
USD	5,973,382	HKD	46,815,787	Bank of America NA	12/12/19	43

						680,264

USD	3,037,047	EUR	2,773,000	State Street Bank and Trust Co.	11/05/19	(55,907)
USD	2,161,963	EUR	1,970,000	Citibank NA	11/06/19	(35,502)
USD	629,894	EUR	570,000	ANZ Banking Group Ltd.	11/15/19	(6,312)
USD	1,552,440	EUR	1,400,000	Bank of America NA	11/15/19	(10,171)
USD	329,014,033	EUR	298,970,000	Citibank NA	11/15/19	(4,681,524)
USD	1,116,708	EUR	1,010,000	Deutsche Bank AG	11/15/19	(10,604)
USD	1,334,948	EUR	1,200,000	HSBC Bank plc	11/15/19	(4,433)
USD	2,064,331	EUR	1,860,000	JPMorgan Chase Bank NA	11/15/19	(11,708)
USD	4,858,135	EUR	4,370,000	Toronto Dominion Bank	11/15/19	(19,444)
USD	276,415	GBP	220,000	Societe Generale SA	11/15/19	(8,666)
USD	495,284	GBP	390,000	Toronto Dominion Bank	11/15/19	(10,087)
USD	33,674,761	GBP	27,480,000	UBS AG	11/15/19	(1,934,389)
USD	3,085,822	EUR	2,773,000	State Street Bank and Trust Co.	12/04/19	(12,895)
USD	3,024,833	EUR	2,719,814	Barclays Bank plc	12/12/19	(16,579)

						(6,818,221)

Net Unrealized Depreciation						$(6,137,957)

61

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call EURO STOXX 50 Index	134	12/20/19	EUR	3,800.00	EUR	4,830	$7,697

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
S&P 500 Index	Credit Suisse International	367,729	12/20/19	USD	3,150.00	USD	1,116,999	$2,978,605
S&P 500 Index	Citibank NA	310,458	01/17/20	USD	3,175.00	USD	943,035	4,082,522
S&P 500 Index	JPMorgan Chase Bank NA	254,541	01/17/20	USD	3,110.00	USD	773,184	9,304,263

								$16,365,390

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.
CROSSOVER.31.V1	5.00%	Quarterly	06/20/24	CCC+		EUR	2,329		$262,383	$224,837	$37,546

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand
Banking Group Ltd.	1.00%	Quarterly	Barclays Bank plc	12/20/20	USD	10,000	$(118,098)	$(5,953)	$(112,145)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	840	(10,963)	4,675	(15,638)
UPC Holding BV	5.00%	Quarterly	Bank of America NA	06/20/24	EUR	380	(79,496)	(87,136)	7,640
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	122	(25,484)	(28,221)	2,737
UPC Holding BV	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	660	(138,072)	(144,852)	6,780

							$(372,113)	$(261,487)	$(110,626)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	B	EUR	455		$ (90,479)	$(42,963)	$(47,516)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR	EUR	100		(19,887)	(9,638)	(10,249)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	B	EUR	215		(42,763)	(20,949)	(21,814)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	B	EUR	13		(2,553)	(1,395)	(1,158)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	91		(18,022)	(9,495)	(8,527)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	91		(18,040)	(9,504)	(8,536)

62

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	54		$(10,824)	$(5,338)	$(5,486)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	36		(7,216)	(3,559)	(3,657)
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B		EUR	230		(23,342)	(18,422)	(4,920)
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B		EUR	260		(26,405)	(18,060)	(8,345)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-		EUR	710		(5,784)	—	(5,784)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-		EUR	250		(2,036)	(3,445)	1,409
Tesco plc	1.00%	Quarterly	Barclays Bank plc	12/20/25	BB+		EUR	300		(5,354)	(7,843)	2,489
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/26	BB+		EUR	245		(18,900)	(34,658)	15,758
Virgin Media Finance plc .	5.00%	Quarterly	Credit Suisse International	12/20/26	B		EUR	500		120,676	124,965	(4,289)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BB+		EUR	1,420		(93,079)	(131,920)	38,841
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	NR		USD	3,750		72,018	(111,257)	183,275
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR		USD	3,750		(75,535)	(372,047)	296,512

										$ (267,525)	$ (675,528)	$408,003

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

CNY	Chinese Yuan

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

NGN	Nigerian Naira

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipts

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depository Receipts

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

63

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,662,299,753	$57,914,825	$1,720,214,578
Common Stocks:
Aerospace & Defense	17,940,651	16,732,593	—	34,673,244
Air Freight & Logistics	1,510,156	19,850,284	—	21,360,440
Airlines	6,645,179	1,042,032	—	7,687,211
Auto Components	340,904	—	—	340,904
Automobiles	933,816	25,158,208	—	26,092,024
Banks	78,872,951	124,124,676	—	202,997,627
Beverages	38,564,870	30,896,914	—	69,461,784
Biotechnology	23,463,631	1,231,173	—	24,694,804
Building Products	851,127	—	—	851,127
Capital Markets	6,809,147	6,674,890	—	13,484,037
Chemicals	5,770,140	13,000,679	—	18,770,819
Commercial Services & Supplies	20,854,367	—	109,746	20,964,113
Communications Equipment	17,182,903	65,776	—	17,248,679
Construction & Engineering	201,295	29,031,495	—	29,232,790
Construction Materials	380,950	6,051,441	—	6,432,391
Consumer Finance	2,799,419	3,114,875	—	5,914,294
Containers & Packaging	15,987,156	13,696,756	—	29,683,912
Distributors	15,873,988	—	—	15,873,988
Diversified Consumer Services	1,678,828	—	—	1,678,828
Diversified Financial Services	4,482,462	2,642,541	—	7,125,003
Diversified Telecommunication Services	38,258,511	20,918,370	—	59,176,881
Electric Utilities	21,664,484	14,032,911	—	35,697,395
Electrical Equipment	2,716,406	15,621,805	—	18,338,211
Electronic Equipment, Instruments & Components	1,507,717	10,560,027	—	12,067,744
Energy Equipment & Services	1,048,791	—	—	1,048,791
Entertainment	8,734,270	5,531,582	—	14,265,852
Equity Real Estate Investment Trusts (REITs)	405,368,610	109,222,179	—	514,590,789
Food & Staples Retailing	13,783,806	9,263,740	—	23,047,546
Food Products	13,289,209	39,127,985	—	52,417,194
Gas Utilities	376,999	14,526,820	—	14,903,819
Health Care Equipment & Supplies	27,045,611	17,146,723	—	44,192,334
Health Care Providers & Services	22,306,831	14,267,078	—	36,573,909

64

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Health Care Technology	$230,960	$—	$—	$230,960
Hotels, Restaurants & Leisure	16,761,326	15,465,837	—	32,227,163
Household Durables	4,189,084	29,923,213	—	34,112,297
Household Products	19,479,115	2,367,699	—	21,846,814
Independent Power and Renewable Electricity Producers	231,988	6,200,303	—	6,432,291
Industrial Conglomerates	11,512,137	7,923,120	—	19,435,257
Insurance	19,078,642	77,651,892	—	96,730,534
Interactive Media & Services	16,602,879	7,675,634	—	24,278,513
Internet & Direct Marketing Retail	18,439,186	—	—	18,439,186
IT Services	60,103,443	2,069,845	—	62,173,288
Leisure Products	4,879,318	—	—	4,879,318
Life Sciences Tools & Services	2,750,829	5,068,402	—	7,819,231
Machinery	6,052,592	26,512,700	—	32,565,292
Marine	—	230,252	—	230,252
Media	5,144,274	1,083,440	—	6,227,714
Metals & Mining	2,094,595	11,942,478	—	14,037,073
Multiline Retail	7,449,994	539,705	—	7,989,699
Multi-Utilities	3,458,456	8,175,691	—	11,634,147
Oil, Gas & Consumable Fuels	531,521,665	45,066,375	—	576,588,040
Personal Products	482,161	14,794,102	—	15,276,263
Pharmaceuticals	68,105,281	104,263,150	—	172,368,431
Professional Services	1,001,061	18,470,259	—	19,471,320
Real Estate Management & Development	676,489	53,897,048	—	54,573,537
Road & Rail	4,982,514	1,585,402	—	6,567,916
Semiconductors & Semiconductor Equipment	28,804,271	31,949,843	—	60,754,114
Software	26,439,524	2,170,393	—	28,609,917
Specialty Retail	22,839,046	4,965,428	—	27,804,474
Technology Hardware, Storage & Peripherals	19,544,095	11,769,271	—	31,313,366
Textiles, Apparel & Luxury Goods	6,648,216	18,314,846	—	24,963,062
Thrifts & Mortgage Finance	—	1,297,816	—	1,297,816
Tobacco	33,542,318	20,153,421	—	53,695,739
Trading Companies & Distributors	481,708	5,657,610	—	6,139,318
Transportation Infrastructure	9,183,321	14,270,539	—	23,453,860
Water Utilities	380,946	333,302	—	714,248
Wireless Telecommunication Services	16,710,105	36,815,404	—	53,525,509
Corporate Bonds (a)	—	5,112,079,413	—	5,112,079,413
Equity-Linked Notes (a)	—	1,282,790,319	—	1,282,790,319
Floating Rate Loan Interests:
Aerospace & Defense	—	13,742,965	3,993,260	17,736,225
Air Freight & Logistics	—	2,546,861	—	2,546,861
Airlines	—	10,641,958	—	10,641,958
Auto Components	—	7,365,742	—	7,365,742
Beverages	—	829,932	—	829,932
Building Products	—	4,914,480	—	4,914,480
Capital Markets	—	13,334,120	3,255,783	16,589,903
Chemicals	—	36,143,117	—	36,143,117
Commercial Services & Supplies	—	48,512,838	—	48,512,838
Communications Equipment	—	1,931,141	—	1,931,141
Construction & Engineering	—	4,121,112	—	4,121,112
Construction Materials	—	15,507,872	—	15,507,872
Containers & Packaging	—	34,388,885	—	34,388,885
Diversified Consumer Services	—	23,386,399	2,664,579	26,050,978
Diversified Financial Services	—	71,464,643	24,339,722	95,804,365
Diversified Telecommunication Services	—	31,138,750	—	31,138,750
Electric Utilities	—	5,343,994	—	5,343,994
Electrical Equipment	—	6,932,782	2,389,213	9,321,995
Energy Equipment & Services	—	2,616,227	—	2,616,227
Entertainment	—	11,173,539	—	11,173,539
Equity Real Estate Investment Trusts (REITs)	—	6,553,809	2,792,000	9,345,809
Food & Staples Retailing	—	14,817,275	—	14,817,275
Food Products	—	11,785,210	—	11,785,210
Health Care Equipment & Supplies	—	7,308,101	—	7,308,101
Health Care Providers & Services	—	33,244,290	3,890,826	37,135,116
Health Care Technology	—	12,638,969	—	12,638,969
Hotels, Restaurants & Leisure	—	69,348,903	15,527,692	84,876,595
Household Durables	—	767,412	—	767,412

65

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Independent Power and Renewable Electricity Producers	$—	$5,363,811	$—	$5,363,811
Industrial Conglomerates	—	15,614,964	3,943,776	19,558,740
Insurance	—	48,183,217	—	48,183,217
IT Services	—	79,536,747	50,320,946	129,857,693
Life Sciences Tools & Services	—	13,433,887	—	13,433,887
Machinery	—	11,909,994	—	11,909,994
Media	—	63,423,294	5,664,791	69,088,085
Metals & Mining	—	5,559,631	—	5,559,631
Multiline Retail	—	1,954,146	—	1,954,146
Multi-Utilities	—	4,169,933	—	4,169,933
Oil, Gas & Consumable Fuels	—	5,035,117	1,174,212	6,209,329
Personal Products	—	4,563,916	—	4,563,916
Pharmaceuticals	—	35,724,266	—	35,724,266
Professional Services	—	6,439,829	—	6,439,829
Real Estate Management & Development	—	5,862,948	50,526,407	56,389,355
Road & Rail	—	6,005,555	—	6,005,555
Semiconductors & Semiconductor Equipment	—	1,265,597	—	1,265,597
Software	—	70,635,583	—	70,635,583
Specialty Retail	—	12,386,053	—	12,386,053
Technology Hardware, Storage & Peripherals	—	5,138,724	—	5,138,724
Trading Companies & Distributors	—	9,126,518	—	9,126,518
Wireless Telecommunication Services	—	6,010,652	—	6,010,652
Foreign Agency Obligations (a)	—	90,606,853	—	90,606,853
Foreign Government Obligations (a)	—	458,340,996	—	458,340,996
Investment Companies	1,183,724,382	—	—	1,183,724,382
Non-Agency Mortgage-Backed Securities	—	1,145,610,798	31,684,287	1,177,295,085
Preferred Securities:
Automobiles	—	878,855	—	878,855
Banks	28,107,062	195,440,177	—	223,547,239
Beverages	140,185	—	—	140,185
Capital Markets	39,968,700	120,077,574	—	160,046,274
Commercial Services & Supplies	—	18,711,850	—	18,711,850
Consumer Finance	6,690,480	87,125,805	—	93,816,285
Diversified Financial Services	—	17,971,031	—	17,971,031
Electric Utilities	12,783,728	—	—	12,783,728
Entertainment	—	150,015	—	150,015
Equity Real Estate Investment Trusts (REITs)	—	5,725,000	1,581,148	7,306,148
Food & Staples Retailing	3,691,415	—	—	3,691,415
Insurance	19,279,050	9,517,764	—	28,796,814
Oil, Gas & Consumable Fuels	15,800,000	65,597,222	—	81,397,222
Technology Hardware, Storage & Peripherals	—	22,243,858	—	22,243,858
U.S. Government Sponsored Agency Securities	—	99,710,058	—	99,710,058
Short-Term Securities:
Foreign Government Obligations (a)	—	18,453,584	—	18,453,584
Money Market Funds	1,789,040,200	—	—	1,789,040,200
Options Purchased:
Equity contracts	7,697	16,365,390	—	16,373,087
Unfunded Floating Rate Loan Interests (b)	—	1,633	—	1,633
Liabilities:
Unfunded Floating Rate Loan Interests (b)	—	(7,579)	(12,794)	(20,373)

Subtotal	$4,886,279,623	$12,501,674,050	$261,760,419	$17,649,714,092

Investments Valued at Net Asset Value (“NAV”)(c)				430,042,772

Total Investments				$18,079,756,864

Derivative Financial Instruments (d)
Assets:
Credit contracts	$—	$592,987	$—	$592,987
Equity contracts	228,292	—	—	228,292
Foreign currency exchange contracts	294,112	680,264	—	974,376
Interest rate contracts	41,305	—	—	41,305
Liabilities:
Credit contracts	—	(258,064)	—	(258,064)
Foreign currency exchange contracts	(12,492,798)	(6,818,221)	—	(19,311,019)

66

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Interest rate contracts	$(16,287,386)	$—	$—	$(16,287,386)

	$(28,216,475)	$(5,803,034)	$—	$(34,019,509)

(a)	See above Schedule of Investments for values in each industry or country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets/Liabilities:
Opening balance, as of July 31, 2019	$44,384,839	$132,671	$688,350	$151,953,207	$38,593,120	$1,608,971	$—	$237,361,158
Transfers into level 3	411,783	—	—	82,534,139	—	—	—	82,945,922
Transfers out of level 3	(3,993,900)	—	(688,350)	(25,413,363)	(19,000,000)	—	—	(49,095,613)
Accrued discounts/premiums	28,141	—	—	1,245	—	—	—	29,386
Net realized gain (loss)	38,430	—	—	(41,441)	—	—	—	(3,011)
Net change in unrealized appreciation (depreciation) (a)	178,761	(22,925)	—	(293,360)	91,174	(27,823)	(12,794)	(86,967)
Purchases	18,000,000	—	—	33,860,137	11,999,993	—	—	63,860,130
Sales	(1,133,229)	—	—	(72,117,357)	—	—	—	(73,250,586)
Closing balance, as of October 31, 2019	$57,914,825	$109,746	$—	$170,483,207	$31,684,287	$1,581,148	$(12,794)	$261,760,419
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2019 (a)	$178,761	$(22,925)	$—	$(309,797)	$91,174	$(27,823)	$(12,794)	$(103,404)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

67